UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22696

Compass EMP Trust

(Exact name of registrant as specified in charter)

213 Overlook Circle, Suite A-1, Brentwood, TN

37027

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110. Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2600

Date of fiscal year end: 6/30

Date of reporting period: 12/31/12

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

Compass EMP U.S. 500 Volatility Weighted Fund

Compass EMP U.S. Small Cap 500 Volatility Weighted Fund

Compass EMP International 500 Volatility Weighted Fund

Compass EMP Emerging Market 500 Volatility Weighted Fund

Compass EMP REC Enhanced Volatility Weighted Fund

Compass EMP U.S. 500 Enhanced Volatility Weighted Fund

Compass EMP Long/Short Strategies Fund

Compass EMP International 500 Enhanced Volatility Weighted Fund

Compass EMP Commodity Long/Short Strategies Fund

Compass EMP Commodity Strategies Volatility Weighted Fund

Compass EMP Long/Short Fixed Income Fund

Compass EMP Enhanced Fixed Income Fund

Compass EMP Ultra Short-Term Fixed Income Fund

December 31, 2012

Distributed by Northern Lights Distributors, LLC

Member FINRA

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
PORTFOLIO REVIEW (Unaudited)
December 31, 2012

The Fund's performance figures* for the period ending December 31, 2012, compared to its benchmarks:

		Since Inception (1)
US 500 Volatility Weighted Fund - Class A with sales charge		(2.84)%
US 500 Volatility Weighted Fund - Class A without sales charge		3.09%
US 500 Volatility Weighted Fund - Class C		3.00%
US 500 Volatility Weighted Fund - Class I		3.11%
US 500 Volatility Weighted Fund - Class T with sales charge		(0.48)%
US 500 Volatility Weighted Fund - Class T without sales charge		3.10%
S&P 500 Total Return Index (2)		3.13%
CEMP U.S. Large Cap 500 Volatility Weighted Index (2)		3.49%

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-888-944-4367.

(1) Inception date is November 19, 2012.

(2) The S&P 500 Total Return Index, and the CEMP U.S. Large Cap 500 Volatility Weighted Index are unmanaged indexes.  Index returns assume reinvestment of dividends.  Investors may not invest in the indexes directly; unlike the Fund's returns, the indexes do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
Common Stock	97.6%
Money Market Fund	2.4%
Total	100.0%

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
PORTFOLIO REVIEW (Unaudited)
December 31, 2012

The Fund's performance figures* for the period ending December 31, 2012, compared to its benchmarks:

		Since Inception (1)
US Small Cap 500 Volatility Weighted Fund - Class A with sales charge		(0.47)%
US Small Cap 500 Volatility Weighted Fund - Class A without sales charge		5.61%
US Small Cap 500 Volatility Weighted Fund - Class C		5.40%
US Small Cap 500 Volatility Weighted Fund - Class I		5.61%
US Small Cap 500 Volatility Weighted Fund - Class T with sales charge		1.83%
US Small Cap 500 Volatility Weighted Fund - Class T without sales charge		5.50%
Russell 2000 Total Return Index (2)		7.39%
CEMP U.S. Small Cap 500 Volatility Weighted Index (2)		6.87%

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-888-944-4367.

(1) Inception date is November 19, 2012.

(2) The Russell 2000 Total Return Index and the CEMP U.S. Small Cap 500 Volatility Weighted Index are unmanaged indexes.  Index returns assume reinvestment of dividends.  Investors may not invest in the indexes directly; unlike the Fund's returns, the indexes do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
Common Stock	96.5%
Money Market Fund	3.3%
Other Assets Less Liabilities	0.2%
Total	100.0%

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
PORTFOLIO REVIEW (Unaudited)
December 31, 2012

The Fund's performance figures* for the period ending December 31, 2012, compared to its benchmarks:

		Since Inception (1)
International 500 Volatility Weighted Fund - Class A with sales charge		(0.84)%
International 500 Volatility Weighted Fund - Class A without sales charge		5.21%
International 500 Volatility Weighted Fund - Class C		5.20%
International 500 Volatility Weighted Fund - Class I		5.23%
International 500 Volatility Weighted Fund - Class T with sales charge		1.54%
International 500 Volatility Weighted Fund - Class T without sales charge		5.20%
MSCI EAFE Index (2)		6.65%
CEMP International 500 Volatility Weighted Index (2)		7.82%

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-888-944-4367.

(1) Inception date is November 19, 2012.

(2) The MSCI EAFE and the CEMP International 500 Volatility Weighted Indexes are unmanaged indexes.  Index returns assume reinvestment of dividends.  Investors may not invest in the indexes directly; unlike the Fund's returns, the indexes do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
Common Stock	98.4%
Money Market Fund	1.3%
Other Assets Less Liabilities	0.3%
Total	100.0%

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
PORTFOLIO REVIEW (Unaudited)
December 31, 2012

The Fund's performance figures* for the period ending December 31, 2012, compared to its benchmarks:

		Since Inception (1)
Emerging Market 500 Volatility Weighted Fund - Class A with sales charge		(1.28)%
Emerging Market 500 Volatility Weighted Fund - Class A without sales charge		4.74%
Emerging Market 500 Volatility Weighted Fund - Class C		4.60%
Emerging Market 500 Volatility Weighted Fund - Class I		4.76%
Emerging Market 500 Volatility Weighted Fund - Class T with sales charge		1.06%
Emerging Market 500 Volatility Weighted Fund - Class T without sales charge		4.70%
Dow Jones Emerging Markets Index (2)		7.90%
CEMP Emerging Market 500 Volatilty Weighted Index (2)		6.73%

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-888-944-4367.

(1) Inception date for is November 19, 2012.

(2) The Dow Jones Emerging Markets Index and the CEMP Emerging Market 500 Volatility Weighted Index are unmanaged indexes.  Index returns assume reinvestment of dividends.  Investors may not invest in the indexes directly; unlike the Fund's returns, the indexes do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
Common Stock	87.0%
Exchange Traded Funds - Equity Funds	9.4%
Money Market	3.4%
Other Assets Less Liabilities	0.2%
Total	100.0%

COMPASS EMP REC ENHANCED VOLATILITY WEIGHTED FUND
PORTFOLIO REVIEW (Unaudited)
December 31, 2012

The Fund's performance figures* for the period ending December 31, 2012, compared to its benchmarks:

		Since Inception (1)
REC Enhanced Volatility Weighted Fund - Class A with sales charge		(1.83)%
REC Enhanced Volatility Weighted Fund - Class A without sales charge		4.15%
REC Enhanced Volatility Weighted Fund - Class C		4.00%
REC Enhanced Volatility Weighted Fund - Class I		4.17%
REC Enhanced Volatility Weighted Fund - Class T with sales charge		0.48%
REC Enhanced Volatility Weighted Fund - Class T without sales charge		4.10%
Dow Jones U.S. Select REIT Index (2)		5.20%
CEMP U.S. REIT Long/Cash Volatility Weighted Index (2)		5.54%

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-888-944-4367.

(1) Inception date is November 19, 2012.

(2) The Dow Jones U.S. Select REIT Index and CEMP U.S. REIT Long/Cash Volatility Weighted Index are unmanaged indexes.  Index returns assume reinvestment of dividends.  Investors may not invest in the indexes directly; unlike the Fund's returns, the indexes do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
Common Stock	98.0%
Money Market Funds	1.8%
Other Assets Less Liabilities	0.2%
Total	100.0%

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
PORTFOLIO REVIEW (Unaudited)
December 31, 2012

The Fund's performance figures* for the period ending December 31, 2012, compared to its benchmarks:

		Since Inception (1)
US 500 Enhanced Volatility Weighted Fund - Class A with sales charge		(2.87)%
US 500 Enhanced Volatility Weighted Fund - Class A without sales charge		3.05%
US 500 Enhanced Volatility Weighted Fund - Class C		3.00%
US 500 Enhanced Volatility Weighted Fund - Class I		3.08%
US 500 Enhanced Volatility Weighted Fund - Class T with sales charge		(0.48)%
US 500 Enhanced Volatility Weighted Fund - Class T without sales charge		3.10%
S&P 500 Total Return Index (2)		3.13%
CEMP U.S. 500 Long/Cash Volatility Weighted Index (2)		3.49%

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-888-944-4367.

(1) Inception date is November 19, 2012.

(2) The S&P 500 Total Return Index and the CEMP U.S. 500 Long/Cash Volatility Weighted Index are unmanaged indexes.  Index returns assume reinvestment of dividends.  Investors may not invest in the indexes directly; unlike the Fund's returns, the indexes do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
Common Stock	97.8%
Money Market Funds	2.2%
Total	100.0%

COMPASS EMP LONG/SHORT STRATEGIES FUND
PORTFOLIO REVIEW (Unaudited)
December 31, 2012

The Fund's performance figures* for the period ending December 31, 2012, compared to its benchmarks:

		Since Inception (1)
Long/Short Strategies Fund - Class A with sales charge		(5.18)%
Long/Short Strategies Fund - Class A without sales charge		0.60%
Long/Short Strategies Fund - Class C		0.50%
Long/Short Strategies Fund - Class I		0.70%
Long/Short Strategies Fund - Class T with sales charge		(2.90)%
Long/Short Strategies Fund - Class T without sales charge		0.60%
Barclays Equity Long/Short Index (2)		(0.09)%
S&P 500 Total Return Index (2)		3.13%

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-888-944-4367.

(1) Inception date is November 19, 2012.

(2) The Barclays Equity Long/Short Index and the S&P 500 Total Return Index are unmanaged indexes.  Index returns assume reinvestment of dividends.  Investors may not invest in the indexes directly; unlike the Fund's returns, the indexes do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
Bonds & Notes	40.9%
Commercial Papers	19.7%
Banks	15.8%
Money Market	9.8%
Mutual Fund	4.1%
Other Assets Less Liabilities	9.7%
Total	100.0%

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
PORTFOLIO REVIEW (Unaudited)
December 31, 2012

The Fund's performance figures* for the period ending December 31, 2012, compared to its benchmarks:

		Since Inception (1)
International 500 Enhanced Volatility Weighted Fund - Class A with sales charge		(3.39)%
International 500 Enhanced Volatility Weighted Fund - Class A without sales charge		2.50%
International 500 Enhanced Volatility Weighted Fund - Class C		2.40%
International 500 Enhanced Volatility Weighted Fund - Class I		2.50%
International 500 Enhanced Volatility Weighted Fund - Class T with sales charge		(1.06)%
International 500 Enhanced Volatility Weighted Fund - Class T without sales charge		2.50%
MSCI EAFE Index (2)		6.65%
CEMP International 500 Long/Cash Volatility Weighted Index (2)		3.85%

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-888-944-4367.

(1) Inception date is November 19, 2012.

(2) The MSCI EAFE Index and the CEMP International 500 Long/Cash Volatility Weighted Index are unmanaged indexes.  Index returns assume reinvestment of dividends.  Investors may not invest in the indexes directly; unlike the Fund's returns, the indexes do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
Common Stock	50.1%
Money Market Funds	49.6%
Other Assets Less Liabilities	0.3%
Total	100.0%

COMPASS EMP COMMODITY LONG/SHORT STRATEGIES FUND
PORTFOLIO REVIEW (Unaudited)
December 31, 2012

The Fund's performance figures* for the period ending December 31, 2012, compared to its benchmarks:

		Since Inception (1)
Commodity Long/Short Strategies Fund - Class A with sales charge		(8.67)%
Commodity Long/Short Strategies Fund - Class A without sales charge		(3.10)%
Commodity Long/Short Strategies Fund - Class C		(3.20)%
Commodity Long/Short Strategies Fund - Class I		(3.10)%
Commodity Long/Short Strategies Fund - Class T with sales charge		(6.47)%
Commodity Long/Short Strategies Fund - Class T without sales charge		(3.10)%
Morningstar Long/Short Commodity Index (2)		(0.90)%
Barclays CTA Index (2)(3)		0.54%

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-888-944-4367.

(1) Inception date is November 19, 2012.

(2) The Morningstar Long/Short Commodity Index and the Barclays CTA Index are unmanaged indexes.  Index returns assume reinvestment of dividends.  Investors may not invest in the indexes directly; unlike the Fund's returns, the indexes do not reflect any fees or expenses.

(3) Inception performance for the Barclays CTA Index is as of November 30, 2012.

Top Holdings By Security Type	% of Net Assets
Bonds & Notes	23.9%
Commercial Paper	50.8%
Money Market Fund	24.4%
Mutual Fund	4.1%
Other Liabilities Less Assets	(3.2)%
Total	100.0%

COMPASS EMP COMMODITY STRATEGIES VOLATILITY WEIGHTED FUND
PORTFOLIO REVIEW (Unaudited)
December 31, 2012

The Fund's performance figures* for the period ending December 31, 2012, compared to its benchmarks:

		Since Inception (1)
Commodity Strategies Volatility Weighted Fund - Class A with sales charge		(6.97)%
Commodity Strategies Volatility Weighted Fund - Class A without sales charge		(1.30)%
Commodity Strategies Volatility Weighted Fund - Class C		(1.40)%
Commodity Strategies Volatility Weighted Fund - Class I		(1.30)%
Commodity Strategies Volatility Weighted Fund - Class T with sales charge		(4.83)%
Commodity Strategies Volatility Weighted Fund - Class T without sales charge		(1.40)%
Dow Jones UBS Commodity Index (2)		(2.54)%
CEMP Commodity Volatility Weighted Index (2)		(1.01)%

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-888-944-4367.

(1) Inception date is November 19, 2012.

(2) The Dow Jones UBS Commodity Index and the CEMP Commodity Volatility Weighted Index are unmanaged indexes.  Index returns assume reinvestment of dividends.  Investors may not invest in the indexes directly; unlike the Fund's returns, the indexes do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
Bonds & Notes	23.6%
Commercial Paper	50.1%
Money Market Fund	34.1%
Mutual Funds	4.0%
Other Liabilities Less Assets	(11.8)%
Total	100.0%

COMPASS EMP LONG/SHORT FIXED INCOME FUND
PORTFOLIO REVIEW (Unaudited)
December 31, 2012

The Fund's performance figures* for the period ending December 31, 2012, compared to its benchmarks:

		Since Inception (1)
Long/Short Fixed Income Fund - Class A with sales charge		(6.13)%
Long/Short Fixed Income Fund - Class A without sales charge		(0.40)%
Long/Short Fixed Income Fund - Class C		(0.50)%
Long/Short Fixed Income Fund - Class I		(0.40)%
Long/Short Fixed Income Fund - Class T with sales charge		(3.86)%
Long/Short Fixed Income Fund - Class T without sales charge		(0.40)%
Barclays U.S. Government Intermediate Index (2)		(0.11)%
Barclays Global Treasury Ex U.S. Index (2)		0.00%

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-888-944-4367.

(1) Inception date is November 19, 2012.

(2) The Barclays U.S. Government Intermediate Index and the Barclays Global Treasury Ex U.S. Index are unmanaged indexes.  Index returns assume reinvestment of dividends.  Investors may not invest in the indexes directly; unlike the Fund's returns, the indexes do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
Commercial Paper	38.5%
Bonds & Notes	28.5%
Money Market Fund	25.3%
Mutual Funds	4.0%
Other Assets Less Liabilities	3.7%
Total	100.0%

COMPASS EMP ENHANCED FIXED INCOME FUND
PORTFOLIO REVIEW (Unaudited)
December 31, 2012

The Fund's performance figures* for the period ending December 31, 2012, compared to its benchmarks:

		Since Inception (1)
Enhanced Fixed Income Fund - Class A with sales charge		(6.13)%
Enhanced Fixed Income Fund - Class A without sales charge		(0.40)%
Enhanced Fixed Income Fund - Class C		(0.50)%
Enhanced Fixed Income Fund - Class I		(0.40)%
Enhanced Fixed Income Fund - Class T with sales charge		(3.86)%
Enhanced Fixed Income Fund - Class T without sales charge		(0.40)%
Barclays U.S. Government Intermediate Index (2)		(0.11)%
Barclays Global Treasury Ex U.S. Index (2)		0.00%

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-888-944-4367.

(1) Inception date is November 19, 2012.

(2) The Barclays U.S. Government Intermediate Index and the Barclays Global Treasury Ex U.S. Index are unmanaged indexes.  Index returns assume reinvestment of dividends.  Investors may not invest in the indexes directly; unlike the Fund's returns, the indexes do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
Bonds & Notes	29.4%
Commercial Paper	24.1%
Banks	16.5%
Money Market Fund	23.2%
Mutual Funds	4.0%
Other Assets Less Liabilities	2.8%
Total	100.0%

COMPASS EMP ULTRA SHORT-TERM FIXED INCOME FUND
PORTFOLIO REVIEW (Unaudited)
December 31, 2012

The Fund's performance figures* for the period ending December 31, 2012, compared to its benchmarks:

		Since Inception (1)
Ultra Short-Term Fixed Income - Class A with sales charge		0.00%
Ultra Short-Term Fixed Income - Class A without sales charge		(0.99)%
Ultra Short-Term Fixed Income - Class I		0.00%
Citigroup 3-Month Treasury Bill Index		0.01%

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-888-944-4367.

(1) Inception date is November 19, 2012.

(2) The Citigroup 3-Month Treasury Bill Index is an unmanaged index.  Index returns assume reinvestment of dividends.  Investors may not invest in the indexes directly; unlike the Fund's returns, the indexes do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
Commercial Paper	67.2%
Money Market Fund	25.6%
Banks	25.0%
US Gov't Agency	1.8%
Other Liabilities Less Assets	(19.60)%
Total	100.0%

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2012

Shares		Value
	COMMON STOCK - 97.6%
	ADVERTISING - 0.2%
367	Omnicom Group, Inc.	$ 18,335

	AEROSPACE/DEFENSE - 2.6%
340	B/E Aerospace, Inc. *	16,796
256	Boeing Co.	19,292
311	General Dynamics Corp.	21,543
301	L-3 Communications Holdings, Inc.	23,063
279	Lockheed Martin Corp.	25,749
350	Northrop Grumman Corp.	23,653
419	Raytheon Co.	24,118
336	Rockwell Collins, Inc.	19,545
501	Spirit Aerosystems Holdings, Inc .*	8,502
101	TransDigm Group, Inc.	13,772
219	United Technologies Corp.	17,960
		213,993
	AGRICULTURE - 1.5%
840	Altria Group, Inc.	26,393
603	Archer-Daniels-Midland Co.	16,516
258	Bunge Ltd.	18,754
133	Lorillard, Inc.	15,517
244	Philip Morris International, Inc.	20,408
569	Reynolds American, Inc.	23,574
		121,162
	APPAREL - 0.9%
250	Carter's, Inc. *	13,913
149	Coach, Inc.	8,271
312	NIKE, Inc.	16,099
76	Ralph Lauren Corp.	11,394
172	Under Armour, Inc. *	8,347
93	VF Corp.	14,040
		72,064
	AUTO MANUFACTURERS - 0.4%
1,414	Ford Motor Co.	18,311
326	PACCAR, Inc.	14,738
		33,049
	AUTO PARTS & EQUIPMENT - 0.7%
142	BorgWarner, Inc. *	10,170
400	Johnson Controls, Inc.	12,280
327	Lear Corp.	15,317
189	TRW Automotive Holdings Corp. *	10,132
170	WABCO Holdings, Inc. *	11,082
		58,981
	BANKS - 3.7%
561	Bank of New York Mellon Corp.	14,418
498	BB&T Corp.	14,497
306	BOK Financial Corp.	16,665
227	Capital One Financial Corp.	13,150
273	Citigroup, Inc.	10,800
400	Comerica, Inc.	12,136
516	Commerce Bancshares, Inc.	18,091
354	Cullen/Frost Bankers, Inc.	19,212
887	Fifth Third Bancorp	13,474
563	First Republic Bank	18,455
1,861	Huntington Bancshares, Inc.	11,892
277	JPMorgan Chase & Co.	12,180
1,619	KeyCorp	13,632
200	M&T Bank Corp.	19,694
361	Northern Trust Corp.	18,108

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares		Value
	BANKS (Continued) - 3.7%
248	PNC Financial Services Group, Inc.	$ 14,461
308	State Street Corp.	14,479
393	SunTrust Banks, Inc.	11,142
553	US Bancorp	17,663
447	Wells Fargo & Co.	15,278
530	Zions Bancorporation	11,342
		310,769
	BEVERAGES - 2.2%
313	Beam, Inc.	19,121
330	Brown-Forman Corp.	20,872
750	Coca-Cola Co.	27,187
534	Coca-Cola Enterprises, Inc.	16,944
268	Constellation Brands, Inc. *	9,485
501	Dr Pepper Snapple Group, Inc.	22,134
110	Green Mountain Coffee Roasters, Inc. *	4,550
426	Molson Coors Brewing Co.	18,229
176	Monster Beverage Corp. *	9,307
448	PepsiCo, Inc.	30,657
		178,486
	BIOTECHNOLOGY - 1.1%
110	Alexion Pharmaceuticals, Inc. *	10,319
234	Amgen, Inc.	20,199
123	Biogen Idec, Inc.*	18,040
174	Celgene Corp. *	13,697
169	Gilead Sciences, Inc .*	12,413
268	Life Technologies Corp. *	13,153
		87,821
	CHEMICALS - 3.9%
226	Air Products & Chemicals, Inc.	18,989
212	Airgas, Inc.	19,353
217	Albemarle Corp.	13,480
248	Celanese Corp.	11,043
44	CF Industries Holdings, Inc.	8,939
197	Eastman Chemical Co.	13,406
325	Ecolab, Inc.	23,367
390	EI du Pont de Nemours & Co.	17,538
251	FMC Corp.	14,689
300	International Flavors & Fragrances, Inc.	19,962
214	Mosaic Co.	12,119
40	NewMarket Corp.	10,488
127	PPG Industries, Inc.	17,189
192	Praxair, Inc.	21,014
200	Rockwood Holdings, Inc.	9,892
568	RPM International, Inc.	16,676
123	Sherwin-Williams Co.	18,920
245	Sigma-Aldrich Corp.	18,027
286	Tronox Ltd.	5,219
624	Valhi, Inc.	7,800
123	Westlake Chemical Corp.	9,754
203	WR Grace & Co. *	13,648
		321,512
	COAL - 0.2%
286	CONSOL Energy, Inc.	9,181
297	Peabody Energy Corp.	7,903
		17,084

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares		Value
	COMMERCIAL SERVICES - 4.1%
158	Alliance Data Systems Corp. *	$ 22,872
455	Automatic Data Processing, Inc.	25,940
400	Corrections Corp of America	14,188
359	Equifax, Inc.	19,429
325	FleetCor Technologies, Inc. *	17,436
347	Gartner, Inc .*	15,969
913	Genpact Ltd.	14,151
349	Global Payments, Inc.	15,810
454	Iron Mountain, Inc.	14,097
32	Mastercard, Inc.	15,721
305	Moody's Corp.	15,348
696	Paychex, Inc.	21,673
578	Quanta Services, Inc. *	15,774
473	Robert Half International, Inc.	15,051
736	Rollins, Inc.	16,221
691	SEI Investments Co.	16,128
864	Total System Services, Inc.	18,507
277	Towers Watson & Co.	15,570
412	Verisk Analytics, Inc. *	21,012
842	Western Union Co.	11,460
		342,357
	COMPUTERS - 1.9%
19	Apple, Inc.	10,128
942	Cadence Design Systems, Inc. *	12,726
133	Cognizant Technology Solutions Corp. *	9,849
1,044	Dell, Inc.	10,576
432	EMC Corp. *	10,930
318	Fortinet, Inc. *	6,700
145	HIS, Inc. *	13,920
108	International Business Machines Corp.	20,687
269	MICROS Systems, Inc. *	11,416
274	NetApp, Inc. *	9,193
194	SanDisk Corp. *	8,451
550	Synopsys, Inc. *	17,512
136	Teradata Corp. *	8,417
187	Western Digital Corp.	7,946
		158,451
	COSMETICS/PERSONAL CARE - 0.8%
274	Colgate-Palmolive Co.	28,644
228	Estee Lauder Cos., Inc.	13,648
390	Procter & Gamble Co.	26,477
		68,769
	DISTRIBUTION/WHOLESALE - 0.9%
316	Arrow Electronics, Inc. *	12,033
292	Fastenal Co.	13,633
54	Fossil, Inc. *	5,027
313	Genuine Parts Co.	19,901
675	LKQ Corp. *	14,242
61	WW Grainger, Inc.	12,345
		77,181
	DIVERSIFIED FINANCIAL SERVICES - 2.9%
116	Affiliated Managers Group, Inc. *	15,097
292	American Express Co.	16,784
221	Ameriprise Financial, Inc.	13,841
91	BlackRock, Inc.	18,810
910	Charles Schwab Corp.	13,068
270	CME Group, Inc.	13,692
371	Discover Financial Services	14,302
113	Franklin Resources, Inc.	14,204

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares		Value
	DIVERSIFIED FINANCIAL SERVICES (Continued) - 2.9%
109	IntercontinentalExchange, Inc. *	$ 13,495
517	Invesco Ltd.	13,489
660	NASDAQ OMX Group, Inc.	16,507
597	NYSE Euronext	18,829
455	Ocwen Financial Corp. *	15,738
352	Raymond James Financial, Inc.	13,563
247	T Rowe Price Group, Inc.	16,087
789	TD Ameritrade Holding Corp.	13,263
		240,769
	ELECTRIC - 8.6%
661	Alliant Energy Corp.	29,025
624	American Electric Power Co., Inc.	26,632
1,198	CMS Energy Corp.	29,207
563	Consolidated Edison, Inc.	31,269
616	Dominion Resources, Inc.	31,909
502	DTE Energy Co.	30,145
460	Duke Energy Corp.	29,348
686	Exelon Corp.	20,402
524	FirstEnergy Corp.	21,882
507	Integrys Energy Group, Inc.	26,476
289	ITC Holdings Corp.	22,227
1,113	MDU Resources Group, Inc.	23,640
258	National Fuel Gas Co.	13,078
469	NextEra Energy, Inc.	32,450
635	Northeast Utilities	24,816
465	OGE Energy Corp.	26,184
1,639	Pepco Holdings, Inc.	32,141
633	PG&E Corp.	25,434
994	PPL Corp.	28,458
778	Public Service Enterprise Group, Inc.	23,807
695	SCANA Corp.	31,720
753	Southern Co.	32,236
1,533	TECO Energy, Inc.	25,693
1,098	Westar Energy, Inc.	31,425
866	Wisconsin Energy Corp.	31,912
1,100	Xcel Energy, Inc.	29,381
		710,897
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.0%
464	AMETEK, Inc.	17,432
323	Emerson Electric Co.	17,106
201	Energizer Holdings, Inc.	16,076
229	Hubbell, Inc.	19,380
541	Molex, Inc.	14,786
		84,780
	ELECTRONICS - 1.3%
297	Agilent Technologies, Inc.	12,159
201	Amphenol Corp.	13,005
414	Avnet, Inc.*	12,673
483	Jabil Circuit, Inc.	9,317
80	Mettler-Toledo International, Inc. *	15,464
238	Thermo Fisher Scientific, Inc.	15,180
218	Trimble Navigation Ltd. *	13,032
167	Waters Corp. *	14,549
		105,379
	ENGINEERING & CONSTRUCTION - 0.4%
217	Fluor Corp.	12,747
309	Jacobs Engineering Group, Inc. *	13,154
305	KBR, Inc.	9,126
		35,027

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares		Value
	ENTERTAINMENT - 0.2%
264	Dolby Laboratories, Inc.	$ 7,743
636	International Game Technology	9,012
		16,755
	ENVIRONMENTAL CONTROL - 1.0%
536	Republic Services, Inc.	15,721
239	Stericycle, Inc. *	22,292
739	Waste Connections, Inc.	24,971
715	Waste Management, Inc.	24,124
		87,108
	FOOD - 4.1%
793	Campbell Soup Co.	27,668
818	General Mills, Inc.	33,055
357	Hershey Co.	25,783
515	HJ Heinz Co.	29,705
972	Hormel Foods Corp.	30,336
338	Ingredion, Inc.	21,777
226	JM Smucker Co.	19,490
473	Kellogg Co.	26,417
469	McCormick & Co., Inc.	29,796
1,083	Mondelez International, Inc.	27,584
709	Safeway, Inc.	12,826
838	Sysco Corp.	26,531
855	Tyson Foods, Inc.	16,587
130	Whole Foods Market, Inc.	11,873
		339,428
	FOREST PRODUCTS & PAPER - 0.2%
406	International Paper Co.	16,175

	GAS - 1.2%
1,077	CenterPoint Energy, Inc.	20,732
894	NiSource, Inc.	22,252
1,369	Questar Corp.	27,051
385	Sempra Energy	27,312
		97,347
	HAND & MACHINE TOOLS - 0.5%
312	Lincoln Electric Holdings, Inc.	15,188
208	Snap-on, Inc.	16,430
178	Stanley Black & Decker, Inc.	13,167
		44,785
	HEALTHCARE-PRODUCTS - 3. 3%
335	Baxter International, Inc.	22,331
346	Becton Dickinson and Co.	27,054
578	CareFusion Corp. *	16,519
171	Cooper Cos., Inc.	15,814
496	DENTSPLY International, Inc.	19,647
101	Edwards Lifesciences Corp. *	9,107
250	Henry Schein, Inc. *	20,115
169	IDEXX Laboratories, Inc. *	15,683
27	Intuitive Surgical, Inc. *	13,240
459	Medtronic, Inc.	18,828
547	Patterson Cos., Inc.	18,724
314	ResMed, Inc.	13,053
336	St Jude Medical, Inc.	12,143
361	Stryker Corp.	19,790
222	Varian Medical Systems, Inc. *	15,593
277	Zimmer Holdings, Inc.	18,465
		276,106

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares		Value
	HEALTHCARE SERVICES - 2.2%
355	Aetna, Inc.	$ 16,436
335	Cigna Corp.	17,909
237	Coventry Health Care, Inc.	10,625
185	DaVita HealthCare Partners, Inc. *	20,448
322	HCA Holdings, Inc.	9,715
172	Humana, Inc.	11,804
206	Laboratory Corp of America Holdings *	17,844
225	MEDNAX, Inc. *	17,892
294	Quest Diagnostics, Inc.	17,131
305	UnitedHealth Group, Inc.	16,543
310	Universal Health Services, Inc.	14,988
205	WellPoint, Inc.	12,489
		183,824
	HOMEBUILDERS - 0.4%
442	DR Horton, Inc.	8,743
238	Lennar Corp.	9,203
13	NVR, Inc. *	11,960
		29,906
	HOUSEHOLD PRODUCTS/WARES - 1.2%
384	Church & Dwight Co., Inc.	20,571
474	Clorox Co.	34,706
287	Jarden Corp.	14,838
389	Kimberly-Clark Corp.	32,843
		102,958
	INSURANCE - 4.4%
269	Aflac, Inc.	14,289
72	Alleghany Corp, *	24,150
597	American Financial Group, Inc.	23,593
682	Arthur J Gallagher & Co.	23,631
316	Berkshire Hathaway, Inc. *	28,345
713	Brown & Brown, Inc.	18,153
303	Chubb Corp.	22,822
731	CNA Financial Corp.	20,475
1,080	Fidelity National Financial, Inc.	25,434
667	HCC Insurance Holdings, Inc.	24,819
511	Loews Corp.	20,823
625	Marsh & McLennan Cos., Inc.	21,544
472	Principal Financial Group, Inc.	13,461
909	Progressive Corp.	19,180
300	Reinsurance Group of America, Inc.	16,056
421	Torchmark Corp.	21,753
595	WR Berkley Corp.	22,455
		360,983
	INTERNET - 1.6%
42	Amazon.com, Inc. *	10,548
230	eBay, Inc. *	11,735
51	Equinix, Inc. *	10,516
87	F5 Networks, Inc. *	8,452
21	Google, Inc. *	14,897
278	IAC/InterActiveCorp. *	13,149
14	Priceline.com, Inc. *	8,697
138	Rackspace Hosting, Inc. *	10,249
602	Symantec Corp. *	11,324
302	TIBCO Software, Inc. *	6,647
189	TripAdvisor, Inc. *	7,930
1,120	Yahoo!, Inc. *	22,288
		136,432
	INVESTMENT COMPANIES - 0.3%
1,365	Ares Capital Corp.	23,887

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares		Value

	IRON/STEEL - 0.5%
206	Cliffs Natural Resources, Inc.	$ 7,943
413	Nucor Corp.	17,833
205	Reliance Steel & Aluminum Co.	12,730
		38,506
	LEISURE TIME - 0.3%
281	Harley-Davidson, Inc.	13,724
125	Polaris Industries, Inc.	10,519
		24,243
	LODGING - 0.7%
337	Hyatt Hotels Corp. *	12,998
233	Las Vegas Sands Corp.	10,755
191	Starwood Hotels & Resorts Worldwide, Inc.	10,956
275	Wyndham Worldwide Corp.	14,633
99	Wynn Resorts Ltd.	11,137
		60,479
	MACHINERY-CONSTRUCTION & MINING - 0.3%
148	Caterpillar, Inc.	13,258
147	Joy Global, Inc.	9,376
		22,634
	MACHINERY DIVERSIFIED - 1.8%
223	AGCO Corp. *	10,954
100	Cummins, Inc.	10,835
188	Deere & Co.	16,247
108	Flowserve Corp.	15,854
360	IDEX Corp.	16,751
185	Nordson Corp.	11,677
176	Rockwell Automation, Inc.	14,782
174	Roper Industries, Inc.	19,398
167	Wabtec Corp.	14,619
585	Xylem, Inc.	15,853
		146,970
	MEDIA - 3.3%
636	Cablevision Systems Corp.	9,502
388	CBS Corp.	14,763
563	Comcast Corp.	21,045
358	DIRECTV *	17,957
269	Discovery Communications, Inc. *	17,076
394	DISH Network Corp.	14,341
128	FactSet Research Systems, Inc.	11,272
712	Gannett Co., Inc.	12,823
160	Liberty Media Corp. - Liberty Capital *	18,562
367	McGraw-Hill Cos., Inc.	20,064
524	Nielsen Holdings NV *	16,029
243	Scripps Networks Interactive, Inc.	14,075
4,142	Sirius XM Radio, Inc.	11,970
202	Time Warner Cable, Inc.	19,632
442	Time Warner, Inc.	21,141
333	Viacom, Inc.	17,562
394	Walt Disney Co.	19,617
		277,431
	METAL FABRICATE/HARDWARE - 0.5%
109	Precision Castparts Corp.	20,647
209	Timken Co.	9,996
101	Valmont Industries, Inc.	13,792
		44,435
	MINING - 0.2%
255	Freeport-McMoRan Copper & Gold, Inc.	8,721
121	Royal Gold, Inc.	9,839
		18,560

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares		Value
	MISCELLANEOUS MANUFACTURING - 2.8%
286	3M Co.	$ 26,555
450	Aptargroup, Inc.	21,474
224	Carlisle Cos, Inc.	13,162
351	Danaher Corp.	19,621
399	Donaldson Co., Inc.	13,103
257	Dover Corp.	16,887
504	Eaton Corp. PLC	27,317
880	General Electric Co.	18,471
275	Illinois Tool Works, Inc.	16,723
594	Leggett & Platt, Inc.	16,169
282	Pall Corp.	16,993
151	Parker Hannifin Corp.	12,844
172	SPX Corp.	12,066
		231,385
	OFFICE/BUSINESS EQUIPMENT - 0.1%
1,634	Xerox Corp.	11,144

	OIL & GAS - 2.7%
145	Apache Corp.	11,382
175	Cabot Oil & Gas Corp.	8,705
173	Chevron Corp.	18,708
131	Cimarex Energy Co.	7,563
336	ConocoPhillips	19,485
517	Denbury Resources, Inc. *	8,375
208	Devon Energy Corp.	10,824
221	Diamond Offshore Drilling, Inc.	15,019
208	Energen Corp.	9,379
92	EOG Resources, Inc.	11,113
204	EQT Corp.	12,032
262	Exxon Mobil Corp.	22,676
198	Helmerich & Payne, Inc.	11,090
243	HollyFrontier Corp.	11,311
414	Marathon Oil Corp.	12,693
263	Newfield Exploration Co. *	7,043
148	Occidental Petroleum Corp.	11,338
287	Rowan Cos Plc *	8,974
171	Whiting Petroleum Corp. *	7,416
		225,126
	OIL & GAS SERVICES - 1.3%
228	Baker Hughes, Inc.	9,312
184	Cameron International Corp. *	10,389
218	Dresser-Rand Group, Inc. *	12,239
252	FMC Technologies, Inc. *	10,793
342	Halliburton Co.	11,864
135	National Oilwell Varco, Inc.	9,227
243	Oceaneering International, Inc.	13,071
125	Oil States International, Inc. *	8,943
176	Schlumberger Ltd.	12,195
347	Superior Energy Services, Inc. *	7,190
		105,223
	PACKAGING & CONTAINERS - 0.5%
449	Ball Corp.	20,093
511	Crown Holdings, Inc. *	18,810
		38,903

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares		Value
	PHARMACEUTICALS - 4.0%
435	Abbott Laboratories	$ 28,493
220	Allergan, Inc.	20,181
530	AmerisourceBergen Corp.	22,885
567	Bristol-Myers Squibb Co.	18,479
542	Cardinal Health, Inc.	22,320
512	Eli Lilly & Co.	25,252
220	Express Scripts Holding Co. *	11,880
583	Forest Laboratories, Inc. *	20,592
550	Johnson & Johnson	38,555
263	McKesson Corp.	25,500
194	Mead Johnson Nutrition Co.	12,783
541	Merck & Co., Inc.	22,149
642	Mylan, Inc. *	17,642
151	Perrigo Co.	15,709
1,188	Pfizer, Inc.	29,795
		332,215
	PIPELINES - 0.5%
448	ONEOK, Inc.	19,152
802	Spectra Energy Corp.	21,959
		41,111
	REAL ESTATE - 0.1%
497	CBRE Group, Inc .*	9,890

	RETAIL - 7.5%
397	American Eagle Outfitters, Inc.	8,142
344	AutoNation, Inc. *	13,657
52	AutoZone, Inc. *	18,430
154	Bed Bath & Beyond, Inc. *	8,610
178	Cabela's, Inc. *	7,432
406	CarMax, Inc. *	15,241
27	Chipotle Mexican Grill, Inc. *	8,031
642	Copart, Inc. *	18,939
236	Costco Wholesale Corp.	23,310
431	CVS Caremark Corp.	20,839
302	Darden Restaurants, Inc.	13,611
238	Dick's Sporting Goods, Inc.	10,827
152	Dillard's, Inc.	12,733
342	Dollar General Corp. *	15,079
342	Dollar Tree, Inc. *	13,872
228	Family Dollar Stores, Inc.	14,457
386	Foot Locker, Inc.	12,398
313	Gap, Inc.	9,716
233	GNC Holdings, Inc.	7,754
335	Home Depot, Inc.	20,720
261	Kohl's Corp.	11,218
434	Lowe's Cos, Inc.	15,416
297	Ltd Brands, Inc.	13,977
323	Macy's, Inc.	12,603
275	McDonald's Corp.	24,258
205	MSC Industrial Direct Co., Inc.	15,453
268	Nordstrom, Inc.	14,338
145	O'Reilly Automotive, Inc. *	12,966
77	Panera Bread Co. *	12,230
214	PetSmart, Inc.	14,625
124	PVH Corp.	13,765
249	Ross Stores, Inc.	13,483
554	Sally Beauty Holdings, Inc. *	13,058
887	Staples, Inc.	10,112

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares		Value
	RETAIL (Continued) - 7.5%
239	Starbucks Corp.	$ 12,815
359	Target Corp.	21,242
182	Tiffany & Co.	10,436
357	TJX Cos, Inc.	15,155
101	Tractor Supply Co.	8,924
121	Ulta Salon Cosmetics & Fragrance, Inc.	11,889
208	Urban Outfitters, Inc. *	8,187
385	Walgreen Co.	14,249
295	Wal-Mart Stores, Inc.	20,128
233	Williams-Sonoma, Inc.	10,198
234	Yum! Brands, Inc.	15,538
		620,061
	SAVINGS & LOANS - 0.4%
1,306	New York Community Bancorp, Inc.	17,109
1,592	People's United Financial, Inc.	19,247
		36,356
	SEMICONDUCTORS - 2.6%
290	Altera Corp.	9,988
429	Analog Devices, Inc.	18,044
1,258	Applied Materials, Inc.	14,392
293	Broadcom Corp.	9,731
298	Cree, Inc. *	10,126
773	Intel Corp.	15,947
269	KLA-Tencor Corp.	12,847
388	Lam Research Corp. *	14,018
461	Linear Technology Corp.	15,812
526	Maxim Integrated Products, Inc.	15,464
519	Microchip Technology, Inc.	16,914
824	NVIDIA Corp.	10,127
249	QUALCOMM, Inc.	15,443
276	Skyworks Solutions, Inc. *	5,603
478	Texas Instruments, Inc.	14,789
436	Xilinx, Inc.	15,652
		214,897
	SOFTWARE - 2.5%
1,261	Activision Blizzard, Inc.	13,392
454	Adobe Systems, Inc. *	17,107
169	ANSYS, Inc. *	11,380
256	Autodesk, Inc. *	9,050
317	BMC Software, Inc. *	12,572
576	CA, Inc.	12,660
168	Cerner Corp. *	13,044
121	Citrix Systems, Inc. *	7,956
128	Dun & Bradstreet Corp.	10,067
579	Fidelity National Information Services, Inc.	20,155
292	Fiserv, Inc. *	23,077
172	Informatica Corp. *	5,215
419	MSCI, Inc. *	12,985
512	Oracle Corp.	17,060
152	Red Hat, Inc. *	8,050
126	SolarWinds, Inc. *	6,609
91	VMware, Inc. *	8,567
		208,946
	TELECOMMUNICATIONS - 2.1%
842	Amdocs Ltd.	28,620
542	CenturyLink, Inc.	21,203
666	Cisco Systems, Inc.	13,087
965	Corning, Inc.	12,178
322	Crown Castle International Corp. *	23,236

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares		Value
	TELECOMMUNICATIONS (Continued) - 2.1%
1,829	Frontier Communications Corp.	$ 7,828
460	Juniper Networks, Inc. *	9,048
548	MetroPCS Communications, Inc. *	5,447
325	Motorola Solutions, Inc.	18,096
721	TW telecom, Inc. *	18,364
408	United States Cellular Corp. *	14,378
		171,485
	TEXTILES - 0.4%
486	Cintas Corp.	19,877
145	Mohawk Industries, Inc. *	13,118
		32,995
	TOYS & GAMES - 0.2%
429	Mattel, Inc.	15,710

	TRANSPORTATION - 1.8%
248	CH Robinson Worldwide, Inc.	15,679
602	CSX Corp.	11,877
363	Expeditors International of Washington, Inc.	14,357
187	FedEx Corp.	17,152
307	JB Hunt Transport Services, Inc.	18,331
144	Kansas City Southern	12,021
220	Norfolk Southern Corp.	13,605
129	Union Pacific Corp.	16,218
350	United Parcel Service, Inc.	25,806
		145,046
	WATER - 0.6%
672	American Water Works Co., Inc.	24,950
1,018	Aqua America, Inc.	25,878
		50,828

	TOTAL COMMON STOCK - (Cost - $8,021,589)	8,097,139

	SHORT-TERM INVESTMENTS - 2.4%
194,764	Fidelity Institutuional Money Market Funds - 0.14% **	194,764
	TOTAL SHORT-TERM INVESTMENTS - 2.4% (Cost - $194,764)

	TOTAL INVESTMENTS - 100.0% (Cost - $8,216,353) (a)	$ 8,291,903
	OTHER ASSETS LESS LIABLITIES - 0.0%	873
	NET ASSETS - 100.0%	$ 8,292,776

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 173,033
	Unrealized depreciation	(97,483)
	Net unrealized appreciation	$ 75,550

* Non-income producing security.
** Money market fund; interest rate reflects seven day effective yield on December 31, 2012

See accompanying notes to financial statements.

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2012

Shares		Value
	COMMON STOCK - 96.5%
	AEROSPACE/DEFENSE - 2.0%
228	AAR Corp	$ 4,259
120	Alliant Techsystems Inc	7,435
120	Cubic Corp	5,756
194	Curtiss-Wright Corp	6,369
540	Exelis Inc	6,086
135	HEICO Corp	6,043
157	Kaman Corp	5,778
151	Moog, Inc. *	6,196
407	Orbital Sciences Corp. *	5,604
		53,526
	AGRICULTURE - 0.2%
139	Andersons, Inc.	5,963

	AIRLINES - 0.6%
83	Allegiant Travel Co.	6,093
792	JetBlue Airways Corp. *	4,522
192	Spirit Airlines, Inc. *	3,402
230	US Airways Group, Inc. *	3,105
		17,122
	APPAREL - 0.7%
181	Crocs, Inc. *	2,605
214	Iconix Brand Group, Inc. *	4,776
99	Steven Madden Ltd. *	4,185
80	Oxford Industries, Inc.	3,709
124	True Religion Apparel, Inc.	3,152
		18,427
	AUTO PARTS & EQUIPMENT - 1.0%
293	American Axle & Manufacturing Holdings, Inc. *	3,282
193	Cooper Tire & Rubber Co. *	4,894
148	Dorman Products, Inc.	5,230
271	Superior Industries International, Inc.	5,528
107	Tenneco, Inc.	3,757
184	Titan International, Inc.	3,996
		26,687
	BANKS - 10.0%
332	BancorpSouth, Inc.	4,827
197	Bank of the Ozarks, Inc.	6,594
433	BBCN Bancorp, Inc.	5,010
505	Boston Private Financial Holdings, Inc.	4,550
297	Cathay General Bancorp	5,792
422	Central Pacific Financial Corp. *	6,579
237	Chemical Financial Corp.	5,631
288	Citizens Republic Bancorp, Inc. *	5,463
301	Columbia Banking System, Inc.	5,400
276	Community Bank System, Inc.	7,551
513	CVB Financial Corp.	5,335
406	First Financial Bancorp	5,936
187	First Financial Bankshares, Inc.	7,295
410	First Interstate Bancsystem, Inc.	6,326
440	First Midwest Bancorp, Inc.	5,509
455	FirstMerit Corp.	6,456
596	FNB Corp.	6,330
641	Fulton Financial Corp.	6,160
233	Home BancShares, Inc.	7,694
151	Iberiabank Corp.	7,417
219	Independent Bank Corp.	6,340
306	International Bancshares Corp.	5,523
292	MB Financial, Inc.	5,767
688	National Penn Bancshares, Inc.	6,412

See accompanying notes to financial statements.

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares		Value
	BANKS (Continued) - 10.0%
339	NBT Bancorp, Inc.	$ 6,872
482	Old National Bancorp	5,721
209	PacWest Bancorp *	5,179
321	Pinnacle Financial Partners, Inc.	6,048
308	PrivateBancorp, Inc.	4,719
146	SCBT Financial Corp.	5,866
309	Sterling Financial Corp.	6,452
534	Susquehanna Bancshares, Inc.	5,596
1,755	Synovus Financial Corp.	4,300
124	Texas Capital Bancshares, Inc. *	5,558
278	Trustmark Corp.	6,244
139	UMB Financial Corp.	6,094
469	Umpqua Holdings Corp.	5,530
292	United Bankshares, Inc.	7,101
670	Valley National Bancorp	6,231
422	ViewPoint Financial Group, Inc.	8,837
232	Webster Financial Corp.	4,768
169	Westamerica Bancorporation	7,198
477	Western Alliance Bancorp *	5,023
190	Wintrust Financial Corp	6,973
		266,207
	BEVERAGES - 0.3%
57	Boston Beer Co., Inc. *	7,664

	BIOTECHNOLOGY - 1.0%
198	Acorda Therapeutics, Inc. *	4,922
141	Charles River Laboratories International, Inc. *	5,283
221	Medicines Co. *	5,297
1,084	PDL BioPharma, Inc.	7,642
266	Spectrum Pharmaceuticals, Inc.	2,977
		26,121
	BUILDING MATERIALS - 0.8%
167	Drew Industries, Inc.	5,386
83	Eagle Materials, Inc.	4,856
359	Griffon Corp.	4,114
176	Simpson Manufacturing Co., Inc.	5,771
		20,127
	CHEMICALS - 2.9%
173	A Schulman, Inc.	5,005
129	American Vanguard Corp.	4,008
108	Balchem Corp.	3,931
197	Chemtura Corp. *	4,188
195	HB Fuller Co.	6,790
120	Innophos Holdings, Inc.	5,580
190	Intrepid Potash, Inc.	4,045
199	Kronos Worldwide, Inc.	3,881
190	Minerals Technologies, Inc.	7,585
305	Olin Corp.	6,585
328	PolyOne Corp.	6,698
93	Quaker Chemical Corp.	5,009
204	Sensient Technologies Corp.	7,254
114	Stepan Co.	6,332
		76,891
	COAL - 0.3%
201	Cloud Peak Energy, Inc. *	3,885
267	SunCoke Energy, Inc. *	4,163
		8,048

See accompanying notes to financial statements.

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares		Value
	COMMERCIAL SERVICES - 7.9%
343	ABM Industries, Inc.	$ 6,843
144	Advisory Board Co. *	6,738
109	American Public Education, Inc. *	3,936
147	Arbitron, Inc.	6,862
204	Bridgepoint Education, Inc. *	2,101
162	Brink's Co.	4,622
186	Cardtronics, Inc.	4,416
90	Chemed Corp.	6,173
401	Convergys Corp.	6,580
105	Corporate Executive Board Co.	4,983
187	Deluxe Corp.	6,029
163	DeVry, Inc.	3,868
232	ExlService Holdings, Inc. *	6,148
194	Forrester Research, Inc.	5,199
215	FTI Consulting, Inc. *	7,095
286	Geo Group, Inc.	8,056
179	Grand Canyon Education, Inc. *	4,201
104	Green Dot Corp. *	1,269
154	H&E Equipment Services, Inc.	2,321
257	Healthcare Services Group, Inc.	5,970
163	Heartland Payment Systems, Inc.	4,809
144	Huron Consulting Group, Inc. *	4,851
255	Insperity, Inc.	8,303
92	ITT Educational Services, Inc. *	1,593
315	Korn/Ferry International *	4,996
168	Macquarie Infrastructure Co. LLC.	7,654
225	Matthews International Corp.	7,222
118	MAXIMUS, Inc.	7,460
197	McGrath RentCorp.	5,717
132	Medifast, Inc. *	3,483
161	Monro Muffler Brake, Inc.	5,630
311	Monster Worldwide, Inc. *	1,748
179	On Assignment, Inc. *	3,630
163	PAREXEL International Corp. *	4,823
238	RPX Corp. *	2,152
662	Stewart Enterprises, Inc.	5,058
52	Strayer Education, Inc.	2,921
196	Team Health Holdings, Inc. *	5,639
137	Team, Inc. *	5,211
293	TeleTech Holdings, Inc. *	5,215
298	TrueBlue, Inc. *	4,693
141	Valassis Communications, Inc.	3,635
		209,853
	COMPUTERS - 2.3%
90	CACI International, Inc. *	4,953
306	Electronics for Imaging, Inc. *	5,811
281	iGATE Corp. *	4,431
203	Insight Enterprises, Inc. *	3,526
239	J2 Global, Inc.	7,309
174	Lexmark International, Inc.	4,035
98	Manhattan Associates, Inc. *	5,913
313	Mentor Graphics Corp. *	5,327
93	MTS Systems Corp.	4,736
153	Netscout Systems, Inc. *	3,976
280	RealD, Inc. *	3,139
169	Synaptics, Inc. *	5,065
137	Unisys Corp. *	2,370
		60,591

See accompanying notes to financial statements.

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares		Value
	COSMETICS/PERSONAL CARE - 0.5%
123	Elizabeth Arden, Inc. *	$ 5,536
327	Inter Parfums, Inc.	6,363
		11,899
	DISTRIBUTION/WHOLESALE - 1.5%
157	Beacon Roofing Supply, Inc. *	5,225
129	Core-Mark Holding Co., Inc.	6,108
54	MWI Veterinary Supply, Inc. *	5,940
305	Owens & Minor, Inc.	8,696
186	ScanSource, Inc. *	5,909
243	United Stationers, Inc.	7,531
		39,409
	DIVERSIFIED FINANCIAL SERVICES - 3.5%
567	Aircastle Ltd.	7,110
168	Cohen & Steers, Inc.	5,119
349	Duff & Phelps Corp.	5,451
92	Ellie Mae, Inc. *	2,553
192	Encore Capital Group, Inc. *	5,879
205	Financial Engines, Inc. *	5,689
91	Greenhill & Co., Inc.	4,731
287	Higher One Holdings, Inc. *	3,025
518	Interactive Brokers Group, Inc.	7,086
489	Janus Capital Group, Inc.	4,166
421	Knight Capital Group, Inc. *	1,478
164	MarketAxess Holdings, Inc.	5,789
387	National Financial Partners Corp. *	6,633
269	Nelnet, Inc.	8,014
405	NewStar Financial, Inc. *	5,674
47	Portfolio Recovery Associates, Inc. *	5,022
134	Stifel Financial Corp. *	4,284
72	World Acceptance Corp. *	5,368
		93,071
	ELECTRIC - 4.4%
304	ALLETE, Inc.	12,458
482	Avista Corp.	11,621
148	CH Energy Group, Inc.	9,653
358	El Paso Electric Co.	11,424
506	Empire District Electric Co.	10,312
208	MGE Energy Inc.	10,598
382	NorthWestern Corp.	13,267
505	PNM Resources, Inc.	10,358
349	UIL Holdings Corp.	12,498
334	UNS Energy Corp.	14,168
		116,357
	ELECTRICAL COMPONENTS & EQUIPMENT - 1. 5%
133	Belden, Inc.	5,984
227	Encore Wire Corp.	6,880
134	EnerSys, Inc. *	5,042
149	Generac Holdings, Inc.	5,112
119	General Cable Corp. *	3,619
362	GrafTech International Ltd. *	3,399
109	Littelfuse, Inc.	6,726
455	Power-One, Inc. *	1,870
		38,632
	ELECTRONICS - 2.8%
83	Analogic Corp.	6,167
289	Benchmark Electronics, Inc. *	4,803
99	Coherent, Inc.	5,013
99	Cymer, Inc. *	8,953
174	ESCO Technologies, Inc.	6,509

See accompanying notes to financial statements.

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares		Value
	ELECTRONICS (Continued)- 2.8%
81	FARO Technologies, Inc. *	$ 2,890
259	II-VI, Inc. *	4,732
156	InvenSense, Inc. *	1,733
163	Multi-Fineline Electronix, Inc. *	3,294
65	OSI Systems, Inc. *	4,163
138	Plexus Corp. *	3,560
184	Rofin-Sinar Technologies, Inc. *	3,989
128	Tech Data Corp. *	5,828
363	TTM Technologies, Inc. *	3,340
361	Vishay Intertechnology, Inc. *	3,837
158	Watts Water Technologies, Inc. *	6,792
		75,603
	ENERGY-ALTERNATE SOURCES - 0.2%
378	FutureFuel Corp	4,476

	ENGINEERING & CONSTRUCTION - 1.0%
196	Aegion Corp. *	4,349
204	EMCOR Group, Inc.	7,060
119	Exponent, Inc. *	6,644
200	MasTec, Inc. *	4,986
185	Mistras Group, Inc.*	4,568
		27,607
	ENTERTAINMENT - 1.4%
143	Bally Technologies, Inc. *	6,394
96	Churchill Downs, Inc.	6,379
262	DreamWorks Animation SKG, Inc. *	4,341
271	International Speedway Corp.	7,485
129	Marriott Vacations Worldwide Corp. *	5,375
169	Multimedia Games Holding Co., Inc. *	2,486
268	SHFL Entertainment, Inc. *	3,886
		36,346
	ENVIRONMENTAL CONTROL - 0.9%
336	Calgon Carbon Corp. *	4,764
378	Darling International, Inc. *	6,063
155	Mine Safety Appliances Co.	6,620
228	Tetra Tech, Inc. *	6,031
		23,478
	FOOD - 2.2%
228	B&G Foods, Inc.	6,455
281	Boulder Brands, Inc. *	3,625
164	Cal-Maine Foods, Inc.	6,596
121	Diamond Foods, Inc.	1,654
111	J&J Snack Foods Corp.	7,097
132	Lancaster Colony Corp.	9,133
315	Snyders-Lance, Inc.	7,595
346	Tootsie Roll Industries, Inc.	8,968
122	TreeHouse Foods, Inc. *	6,360
		57,483
	FOREST PRODUCTS & PAPER - 1.3%
564	Boise, Inc.	4,484
147	Clearwater Paper Corp. *	5,756
236	KapStone Paper and Packaging Corp.	5,237
164	Neenah Paper, Inc.	4,669
400	PH Glatfelter Co.	6,992
191	Schweitzer-Mauduit International, Inc.	7,455
		34,593
	HAND/MACHINE TOOLS - 0.2%
91	Franklin Electric Co., Inc.	5,657

See accompanying notes to financial statements.

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares		Value
	HEALTHCARE PRODUCTS - 4.3%
124	Abaxis, Inc.	$ 4,600
186	ABIOMED, Inc. *	2,504
170	Cantel Medical Corp.	5,054
123	Cyberonics, Inc. *	6,461
127	Genomic Health, Inc. *	3,462
292	Greatbatch, Inc. *	6,786
228	Haemonetics Corp. *	9,312
208	Hanger, Inc. *	5,691
145	Hill-Rom Holdings, Inc.	4,133
153	ICU Medical, Inc. *	9,322
96	Integra LifeSciences Holdings Corp. *	3,741
204	Luminex Corp. *	3,419
220	Masimo Corp.	4,622
317	Meridian Bioscience, Inc.	6,419
439	Merit Medical Systems, Inc. *	6,102
235	PSS World Medical, Inc. *	6,787
214	STERIS Corp.	7,432
159	Thoratec Corp. *	5,966
204	Volcano Corp. *	4,816
136	West Pharmaceutical Services, Inc.	7,446
		114,075
	HEALTHCARE SERVICES - 1.6%
147	Air Methods Corp.	5,423
244	Amsurg Corp. *	7,322
142	Bio-Reference Labs, Inc. *	4,074
202	Ensign Group, Inc.	5,492
470	Health Management Associates, Inc. *	4,380
59	IPC The Hospitalist Co., Inc. *	2,343
164	LifePoint Hospitals, Inc. *	6,191
106	Magellan Health Services, Inc. *	5,194
298	Select Medical Holdings Corp.	2,810
		43,229
	HOLDING COMPANIES - 0.2%
372	Primoris Services Corp.	5,595

	HOME BUILDERS - 0.2%
118	Thor Industries, Inc.	4,417

	HOME FURNISHINGS - 0.5%
163	Ethan Allen Interiors, Inc.	4,191
257	La-Z-Boy, Inc.	3,637
78	Select Comfort Corp. *	2,041
286	Skullcandy, Inc. *	2,228
46	Tempur-Pedic International, Inc. *	1,449
		13,546
	HOUSEHOLD PRODUCTS - 0.3%
87	Blyth, Inc.	1,353
151	WD-40 Co.	7,114
		8,467
	INSURANCE - 2.0%
282	Amtrust Financial Services, Inc.	8,091
379	Horace Mann Educators Corp.	7,553
243	Kemper Corp.	7,169
291	Primerica, Inc.	8,733
136	RLI Corp.	8,794
194	StanCorp Financial Group, Inc.	7,114
418	Symetra Financial Corp.	5,426

See accompanying notes to financial statements.

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares		Value
	INTERNET - 1.4%
229	Bankrate, Inc. *	$ 2,851
196	Blucora, Inc. *	3,079
65	Blue Nile, Inc. *	2,503
57	BroadSoft, Inc. *	2,071
160	Dealertrack Technologies, Inc. *	4,595
99	HealthStream, Inc. *	2,407
51	Liquidity Services, Inc. *	2,084
384	NIC, Inc.	6,275
68	OpenTable, Inc. *	3,318
435	Sapient Corp. *	4,594
206	ValueClick, Inc. *	3,998
		37,775
	INVESTMENT COMPANIES - 1.0%
655	BlackRock Kelso Capital Corp.	6,589
209	Main Street Capital Corp.	6,377
671	Prospect Capital Corp.	7,294
270	Triangle Capital Corp.	6,882
		27,142
	IRON/STEEL - 0.3%
309	Metals USA Holdings Corp.	5,404
107	Schnitzer Steel Industries, Inc.	3,245
		8,649
	LEISURE TIME - 0.3%
222	Interval Leisure Group, Inc.	4,305
217	WMS Industries, Inc. *	3,798
		8,103
	LODGING - 0.3%
318	Ameristar Casinos, Inc.	8,344

	MACHINERY-CONSTRUCTION & MINING - 0.2%
146	Astec Industries, Inc.	4,866

	MACHINERY-DIVERSIFIED - 1.6%
137	Applied Industrial Technologies, Inc.	5,755
139	Cognex Corp.	5,118
82	DXP Enterprises, Inc. *	4,024
155	Gorman-Rupp Co.	4,624
94	iRobot Corp. *	1,762
63	Lindsay Corp.	5,048
89	Sauer-Danfoss, Inc.	4,750
116	Tennant Co.	5,098
192	Zebra Technologies Corp. *	7,542
		43,721
	MEDIA - 0.5%
632	Belo Corp.	4,847
146	Meredith Corp.	5,030
345	Sinclair Broadcast Group, Inc.	4,354
		14,231
	METAL FABRICATE & HARDWARE - 1.1%
73	Haynes International, Inc.	3,787
152	Kaydon Corp.	3,637
139	Mueller Industries, Inc.	6,954
134	RBC Bearings Inc. *	6,709
140	Sun Hydraulics Corp.	3,651
205	Worthington Industries, Inc.	5,328
		30,066
	MINING - 1.0%
141	AMCOL International Corp.	4,326
246	Globe Specialty Metals, Inc.	3,383

See accompanying notes to financial statements.

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares		Value
	MINING (Continued) - 1.0%
129	Gold Resource Corp.	$ 1,988
481	Hecla Mining Co.	2,804
109	Kaiser Aluminum Corp.	6,724
175	Materion Corp.	4,512
255	Stillwater Mining Co. *	3,259
		26,996
	MISCELLANEOUS MANUFACTURING - 2.2%
115	American Railcar Industries, Inc.	3,649
131	AZZ, Inc.	5,034
460	Blount International, Inc. *	7,277
178	EnPro Industries, Inc. *	7,280
383	Hillenbrand, Inc.	8,660
88	LSB Industries, Inc.	3,117
88	Movado Group, Inc.	2,700
321	Myers Industries, Inc.	4,863
69	Polypore International, Inc. *	3,208
140	Raven Industries, Inc.	3,690
73	Sturm Ruger & Co., Inc.	3,314
178	Trimas Corp.	4,977
		57,769
	OFFICE FURNISHINGS - 0.6%
226	Herman Miller, Inc.	4,841
351	Knoll, Inc.	5,391
465	Steelcase, Inc.	5,924
		16,156
	OIL & GAS - 0.8%
116	Carrizo Oil & Gas, Inc. *	2,427
113	Contango Oil & Gas Co.	4,787
101	Gulfport Energy Corp. *	3,860
121	Stone Energy Corp. *	2,483
136	Swift Energy Co. *	2,093
297	Vaalco Energy, Inc. *	2,569
156	W&T Offshore, Inc. *	2,501
		20,720
	OIL & GAS SERVICES - 2.1%
216	Basic Energy Services, Inc. *	2,464
168	C&J Energy Services, Inc. *	3,602
43	CARBO Ceramics, Inc.	3,369
221	Flotek Industries, Inc. *	2,696
63	Geospace Technologies Corp. *	5,599
223	Helix Energy Solutions Group, Inc. *	4,603
398	ION Geophysical Corp. *	2,591
313	Key Energy Services, Inc. *	2,175
59	Lufkin Industries, Inc.	3,430
470	Newpark Resources, Inc. *	3,689
341	Pioneer Energy Services Corp. *	2,476
99	SEACOR Holdings, Inc.	8,296
146	Targa Resources Corp.	7,715
192	Thermon Group Holdings, Inc. *	4,326
		57,031
	PHARMACEUTICALS - 0.8%
282	Akorn, Inc. *	3,767
119	Hi-Tech Pharmacal Co., Inc. *	4,163
170	Impax Laboratories, Inc.	3,483
152	Neogen Corp. *	6,889
110	USANA Health Sciences, Inc. *	3,622
		21,924

See accompanying notes to financial statements.

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares		Value
	RETAIL - 7.4%
182	AFC Enterprises, Inc. *	$ 4,756
88	America's Car-Mart, Inc. *	3,566
105	ANN, Inc. *	3,553
153	Asbury Automotive Group, Inc. *	4,901
103	Big Lots, Inc. *	2,931
125	BJ's Restaurants, Inc. *	4,112
170	Bob Evans Farms, Inc.	6,834
49	Buffalo Wild Wings, Inc. *	3,568
110	Cash America International, Inc.	4,364
155	Cato Corp.	4,252
177	CEC Entertainment, Inc.	5,875
190	Cheesecake Factory, Inc.	6,217
75	Coinstar, Inc. *	3,901
132	Cracker Barrel Old Country Store, Inc.	8,482
1,066	Denny's Corp. *	5,202
82	DineEquity, Inc. *	5,494
196	Express, Inc. *	2,958
210	Ezcorp, Inc. *	4,171
182	Finish Line, Inc.	3,445
117	First Cash Financial Services, Inc. *	5,805
84	Francesca's Holdings Corp. *	2,181
376	Fred's, Inc.	5,004
69	Genesco, Inc. *	3,795
84	Group 1 Automotive Inc	5,207
105	Hibbett Sports, Inc. *	5,533
248	Jack in the Box, Inc. *	7,093
101	Jos A Bank Clothiers, Inc. *	4,301
464	Krispy Kreme Doughnuts, Inc. *	4,352
114	Lithia Motors, Inc.	4,266
65	Lumber Liquidators Holdings, Inc. *	3,434
382	OfficeMax, Inc.	3,728
102	Papa John's International, Inc. *	5,604
251	Pier 1 Imports, Inc.	5,020
129	Red Robin Gourmet Burgers, Inc. *	4,552
126	Rue21, Inc. *	3,577
257	Rush Enterprises, Inc. *	5,312
168	Shoe Carnival, Inc.	3,442
202	Sonic Automotive, Inc.	4,220
437	Sonic Corp. *	4,549
367	Texas Roadhouse, Inc.	6,166
149	Vera Bradley, Inc. *	3,740
82	Vitamin Shoppe, Inc.*	4,703
116	Zumiez, Inc. *	2,252
		196,418
	SAVINGS & LOANS - 2.8%
493	Astoria Financial Corp.	4,614
684	Beneficial Mutual Bancorp, Inc. *	6,498
936	Brookline Bancorp, Inc.	7,956
1,314	Capitol Federal Financial, Inc.	15,361
494	Investors Bancorp, Inc.	8,783
735	Northwest Bancshares, Inc.	8,923
608	Oritani Financial Corp.	9,315
433	Provident Financial Services, Inc.	6,460
446	Washington Federal, Inc.	7,524
		75,434
	SEMICONDUCTORS - 2.6%
84	Cabot Microelectronics Corp.	2,983
240	Diodes, Inc. *	4,164
548	Entegris, Inc. *	5,031
273	Fairchild Semiconductor International, Inc. *	3,931
468	GT Advanced Technologies, Inc. *	1,413

See accompanying notes to financial statements.

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares		Value
	SEMICONDUCTORS (Continued) - 2.6%
110	Hittite Microwave Corp. *	$ 6,831
348	Kulicke & Soffa Industries, Inc. *	4,173
505	Micrel, Inc.	4,797
224	MKS Instruments, Inc.	5,775
202	Monolithic Power Systems, Inc.	4,501
399	QLogic Corp. *	3,882
209	Semtech Corp. *	6,051
115	Silicon Laboratories, Inc. *	4,808
119	Ultratech, Inc. *	4,439
86	Veeco Instruments, Inc. *	2,539
170	Volterra Semiconductor Corp. *	2,919
		68,237
	SOFTWARE - 3.2%
322	Acxiom Corp. *	5,622
196	Advent Software, Inc. *	4,190
211	Allscripts Healthcare Solutions, Inc. *	1,988
97	Computer Programs & Systems, Inc.	4,883
269	CSG Systems International, Inc. *	4,890
207	Digital River, Inc. *	2,979
200	Ebix, Inc.	3,214
109	Fair Isaac Corp.	4,581
341	InnerWorkings, Inc. *	4,699
212	Mantech International Corp.	5,499
95	Medidata Solutions, Inc.	3,723
33	MicroStrategy, Inc. *	3,082
292	Monotype Imaging Holdings, Inc.	4,666
369	Omnicell, Inc. *	5,487
143	Quality Systems, Inc.	2,482
110	Synchronoss Technologies, Inc.	2,320
161	SYNNEX Corp. *	5,535
162	Tyler Technologies, Inc. *	7,847
217	Verint Systems, Inc. *	6,371
		84,058
	STORAGE/WAREHOUSING - 0.3%
214	Mobile Mini, Inc. *	4,458
318	Wesco Aircraft Holdings, Inc. *	4,201
		8,659
	TELECOMMUNICATIONS - 1.9%
535	8x8, Inc. *	3,954
197	ADTRAN, Inc.	3,849
89	Anixter International, Inc.	5,694
366	Consolidated Communications Holdings, Inc.	5,827
190	Finisar Corp. *	3,097
91	GeoEye, Inc. *	2,796
78	InterDigital, Inc.	3,206
574	Iridium Communications, Inc. *	3,869
234	Ixia *	3,973
98	NETGEAR, Inc. *	3,863
137	Plantronics Inc	5,051
257	Polycom, Inc. *	2,688
375	Premiere Global Services, Inc. *	3,668
		51,535
	TEXTILES - 0.3%
106	UniFirst Corp.	7,772

	TRANSPORTATION - 2.2%
66	Atlas Air Worldwide Holdings, Inc. *	2,924
124	Bristow Group, Inc.	6,654
117	Con-way, Inc.	3,255
See accompanying notes to financial statements.

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares		Value
	TRANSPORTATION (Continued) - 2.2%
163	Forward Air Corp.	$ 5,707
587	Heartland Express, Inc.	7,672
173	Hub Group, Inc. *	5,813
428	Knight Transportation, Inc.	6,262
268	Matson, Inc.	6,625
352	Swift Transportation Co. *	3,210
382	UTi Worldwide, Inc.	5,119
303	Werner Enterprises, Inc.	6,566
		59,807
	TRUCKING & LEASING - 0.4%
139	GATX Corp.	6,019
139	TAL International Group, Inc.	5,057
		11,076
	WATER - 0.7%
204	American States Water Co.	9,787
504	California Water Service Group	9,247
		19,034

	TOTAL COMMON STOCK (Cost- $2,504,892)	2,569,570

	SHORT-TERM INVESTMENTS - 3.3%
	MONEY MARKET FUND - 3.3%
89,022	Fidelity Institutional Money Market Funds - 0.14% **	89,022
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $89,022)

	TOTAL INVESTMENTS - 99.8% (Cost- $2,593,914) (a)	$ 2,658,592
	OTHER ASSETS LESS LIABILITIES - 0.2%	5,794
	NET ASSETS - 100.0%	$ 2,664,386

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 92,827
	Unrealized depreciation	(28,149)
	Net unrealized appreciation	$ 64,678

* Non-income producing security.
** Money market fund; interest rate reflects seven day effective yield on December 31, 2012

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2012

Shares		Value
	COMMON STOCK - 98.4%
	ADVERTISING - 0.4%
839	Dentsu, Inc.	$ 22,355
530	JC DECAUX SA	12,574
		34,929
	AEROSPACE/DEFENSE - 0.6%
408	European Aeronautic Defence and Space Co. NV	15,877
207	MTU Aero Engines Holding AG	18,819
694	Saab AB	14,394
		49,090
	AGRICULTURE - 1.6%
462	British American Tobacco PLC	23,427
131,745	CP Pokphand Co. Ltd.	16,148
7,615	First Resources Ltd.	12,437
125,368	GMG Global Ltd.	13,548
27,725	Golden Agri-Resources Ltd.	14,753
12,895	Indofood Agri Resources Ltd.	14,040
536	Japan Tabacco, Inc.	15,118
496	Swedish Match AB	16,615
		126,086
	APPAREL - 1.4%
184	Adidas AG	16,342
278	Gerry Weber International AG	13,387
124	Hugo Boss AG	13,053
144	Michael Kors Holdings Ltd.	7,348
1,328	Prada SpA	12,670
7,526	Stella International Holdings	20,391
103	Tod's SpA	12,989
4,303	Yue Yuen Industrial Holdings Ltd.	14,379
		110,559
	AUTO MANUFACTURERS - 2.8%
153	Bayerische Motoren Werke AG	14,719
1,060	Daihatsu Motor Co. Ltd.	20,965
234	Daimler AG	12,754
933	Fiat Industrial SpA	10,160
1,606	Fuji Heavy Industries Ltd.	19,975
467	Honda Motor Co Ltd.	16,977
2,899	Isuzu Motors Ltd.	17,124
1,729	Nissan Motor Co. Ltd.	16,209
642	Scania AB	13,237
1,015	Suzuki Motor Corp.	26,305
462	Toyota Motor Corp.	21,388
76	Volkswagen AG	16,316
839	Volvo AB	11,438
		217,567
	AUTO PARTS & EQUIPMENT - 2.6%
239	Autoliv, Inc.	16,106
1,024	Brembo SpA	13,143
764	Bridgestone Corp	19,641
1,042	China Yuchai International Ltd.	16,432
105	Continental AG	12,132
481	Delphi Automotive PLC *	18,398
474	Denso Corp.	16,289
401	ElringKlinger AG	13,454
470	Mekonomen AB	14,900
231	Nokian Renkaat OYJ	9,172
871	Pirelli & Co. SpA	9,944
1,267	Sumitomo Electric Industries Ltd.	14,470
630	Toyota Industries Corp.	19,888
229	Valeo SA	11,369
		205,338

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares		Value
	BANKS - 7.3%
385	Aareal Bank AG *	$ 7,938
8,133	Banca Carige SpA	8,266
738	Banca Generali SpA	12,568
3,187	Banco de Sabadell SA	8,303
6,790	Banco Popular Espanol SA *	5,249
1,209	Banco Santander SA	9,728
4,039	Bank Hapoalim BM *	17,256
4,951	Bank Leumi Le-Israel BM *	16,803
4,549	Bank of Yokohama Ltd./The	20,981
172	BNP Paribas SA	9,662
2,703	CaixaBank	9,402
1,477	Credito Emiliano SpA	8,000
1,922	DBS Group Holdings Ltd.	23,350
232	Deutsche Bank AG	10,084
914	DNB ASA	11,559
1,859	HSBC Holdings PLC	19,538
11,043	Israel Discount Bank Ltd. *	18,162
3,426	Mitsubishi UFJ Financial Group, Inc.	18,257
1,718	Mizrahi Tefahot Bank Ltd. *	17,712
9,664	Mizuho Financial Group, Inc.	17,538
756	National Australia Bank Ltd.	19,624
2,407	Natixis	8,096
1,316	Nordea Bank AB	12,546
3,151	Oversea-Chinese Banking Corp. Ltd.	25,100
833	Pohjola Bank PLC	12,318
211	Raiffeisen Bank International AG	8,755
4,936	Resona Holdings, Inc.	22,366
2,491	Shizuoka Bank Ltd.	24,216
1,491	Skandinaviska Enskilda Banken AB	12,647
230	Societe Generale SA *	8,598
2,860	Spar Nord Bank A/S *	12,946
2,344	SpareBank 1 SMN	14,653
2,486	SpareBank 1 SR Bank ASA	16,612
586	Sumitomo Mitsui Financial Group, Inc.	21,100
4,530	Sumitomo Mitsui Trust Holdings, Inc.	15,762
386	Svenska Handelsbanken AB	13,772
738	Swedbank AB	14,389
982	UBS AG	15,318
1,241	United Overseas Bank Ltd.	20,126
		569,300
	BEVERAGES - 1.3%
222	Anheuser-Busch InBev NV	19,251
1,236	Asahi Group Holdings Ltd.	26,246
2,112	Davide Campari-Milano SpA	16,158
2,365	Fraser and Neave Ltd.	18,781
312	Heineken NV	20,771
		101,207
	BIOTECHNOLOGY - 0.2%
529	Novozymes A/S	14,891

	BUILDING MATERIALS - 1.0%
2,167	Asahi Glass Co. Ltd.	15,681
552	Daikin Industries Ltd.	18,772
83	Geberit AG	18,273
10,587	Hong Leong Asia Ltd.	14,561
844	Nibe Industrier AB	12,050
		79,337

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares		Value
	CHEMICALS - 3.2%
4,094	Asahi Kasei Corp. *	$ 23,993
169	BASF SE	15,861
119	Brenntag AG	15,608
934	Clariant AG	12,609
35,942	Fufeng Group Ltd.	15,859
1,140	Israel Chemicals Ltd.	13,631
291	K+S AG	13,366
796	Kemira OYJ	12,348
307	Koninklijke DSM NV	18,543
118	Lanxess AG	10,319
98	Linde AG	17,064
337	Nitto Denko Corp.	16,439
357	SGL Carbon SE	14,146
340	Shin-Etsu Chemical Co. Ltd.	20,555
461	Symrise AG	16,461
247	Yara International ASA	12,148
		248,950
	COAL - 0.1%
1,627	New World Resources PLC	8,916

	COMMERCIAL SERVICES - 2.8%
947	Abertis Infraestructuras SA	15,515
236	Adecco SA	12,393
1,585	Ashtead Group PLC.	10,978
743	Atlantia SpA	13,398
827	Autostrada Torino-Milano SpA	8,520
14,015	CWT Ltd.	14,055
10,614	Ezion Holdings Ltd.	14,642
464	Hamburger Hafen und Logistik AG	10,907
1,094	Intrum Justitia AB	16,291
2,200	Prosegur Cia de Seguridad SA	12,885
1,683	Securitas AB	14,650
225,469	Shenzhen International Holdings Ltd.	23,563
7,425	SIA Engineering Co Ltd.	26,624
295	VistaPrint NV	9,694
741	Wirecard AG	18,132
		222,247
	COMPUTERS - 0.8%
308	Accenture PLC.	20,482
929	Indra Sistemas SA	12,279
228	Ingenico	12,932
297	Seagate Technology PLC	9,053
250	Wincor Nixdorf AG	11,691
		66,437
	COSMETICS - 0.3%
847	Kao Corporation	22,019

	DISTRIBUTION/WHOLESALERS - 2.2%
7,542	Digital China Holdings Ltd.	12,864
1,841	ITOCHU Corp.	19,302
412	Jardine Cycle & Carriage Ltd.	16,241
1,689	MARR SpA	17,601
2,553	Marubeni Corp.	18,120
892	Mitsubishi Corp.	16,982
1,358	Mitsui & Co. Ltd.	20,140
1,506	Sumitomo Corp.	19,149
13,610	Tat Hong Holdings Ltd.	15,097
865	Toyota Tsusho Corp.	21,138
		176,634

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares		Value
	DIVERSIFIED FINANCIAL SERVICES - 1.9%
893	Azimut Holding SpA	$ 12,769
1,506	BinckBank NV	12,347
622	Bolsas y Mercados Espanoles SA	15,138
9,266	COSCO Pacific Ltd.	13,199
206	Deutsche Boerse AG	12,517
21,610	Far East Horizon Ltd.	17,398
1,281	Hong Kong Exchanges and Clearing Ltd.	21,800
179	ORIX Corp.	20,050
3,874	Singapore Exchange Ltd.	22,232
		147,450
	ELECTRIC - 1.7%
4,737	EDP - Energias de Portugal SA	14,309
650	Endesa SA	14,465
2,976	Enel SpA	12,319
708	Fortum OYJ	13,206
9,085	Hera SpA	14,668
2,124	Iberdrola SA	11,753
13,859	Infratil Ltd.	25,840
287	Red Electrica Corp SA	14,121
631	Verbund AG	15,731
		136,412
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.8%
2,566	Hitachi Ltd.	14,949
385	Legrand SA	16,188
224	Leoni AG	8,436
1,569	Mitsubishi Electric Corp.	13,258
244	Nidec Corp.	14,102
		66,933
	ELECTRONICS - 2.4%
417	Axis Communications AB	11,363
2,189	Flextronics International Ltd. *	13,594
400	Garmin Ltd.	16,328
1,003	Hoya Corp.	19,582
79	Keyence Corp.	21,798
229	Kyocera Corp.	20,012
3,978	Premier Farnell PLC	12,571
561	Rexel SA	11,426
472	TE Connectivity Ltd.	17,521
819	Tyco International Ltd.	23,956
3,025	Venture Corp Ltd.	19,960
		188,111
	ENERGY - ALTERNATIVE SOURCES - 0.3%
4,709	Ence Energia y Celulosa SA	13,231
6,128	Enel Green Power SpA	11,357
		24,588
	ENGINEERING & CONSTRUCTION - 4.9%
458	ABB Ltd.	1,443
1,835	Abengoa SA	5,664
449	Abengoa SA *	9,106
637	Aker Solutions ASA	15,032
844	Arcadis NV	17,299
1,454	Astaldi SpA	9,695
175	Bilfinger SE	16,852
461	Bouygues SA	13,622
372	Chicago Bridge & Iron Co. NV	17,242
1,123	Ferrovial SA	16,591
456	Foster Wheeler AG *	11,090
234	Fraport AG Frankfurt Airport Services Worldwide	13,561

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares		Value
	ENGINEERING & CONSTRUCTION (Continued) - 4.9%
28,637	Guthrie GTS Ltd.	$ 15,356
564	JGC Corp.	17,446
611	JM AB	10,834
3,578	Kvaerner ASA	10,412
750	Leighton Holdings Ltd.	13,885
396	Obrascon Huarte Lain SA	11,466
2,484	Peab AB	11,837
10,520	SATS Ltd.	24,890
3,820	SembCorp Industries Ltd.	16,418
8,642	Shikun & Binui Ltd.	15,993
913	Singapore Technologies Engineering Ltd.	14,885
8,556	Skanska AB	26,687
259	Tecnicas Reunidas SA	11,987
10,481	United Engineers Ltd.	28,830
481	YIT OYJ	9,359
		387,482
	ENTERTAINMENT - 0.6%
427	Betsson AB	13,143
14,647	Genting Singapore PLC	16,548
591	Lottomatica Group SpA	13,409
932	OPAP SA	6,639
		49,739
	ENVIRONMENTAL - 0.3%
11,409	Hyflux Ltd	11,955
1,478	Tomra Systems ASA	13,169
		25,124
	FOOD - 4.4%
2,538	Austevoll Seafood ASA	12,902
24,652	China Fishery Group Ltd.	10,999
513	Chr Hansen Holding A/S	16,663
2,320	Distribuidora Internacional de Alimentacion SA	14,720
992	Ebro Foods SA	19,628
977	Jeronimo Martins SGPS SA	18,816
414	Kesko OYJ	13,527
1,595	Koninklijke Ahold NV	21,324
28,748	Mewah International, Inc.	12,827
1,147	Olam International Ltd. Rights	1
2,217	Olam International Ltd. Rights	2
7,082	Olam International Ltd.	9,016
1,319	Osem Investments Ltd.	22,675
5,106	Parmalat SpA	11,854
4,819	Shufersal Ltd.	13,502
1,433	Strauss Group Ltd.	18,770
545	Suedzucker AG	22,279
8,762	Super Group Ltd.	22,954
609	Unilever PLC	23,410
397	Viscofan SA	22,419
5,772	Wilmar International Ltd.	15,783
423	Yakult Honsha Co Ltd.	18,434
		342,505
	FOREST PRODUCTS - 0.8%
1,273	BillerudKorsnas AB	11,921
649	Holmen AB	19,170
5,668	Portucel SA	17,047
1,150	Smurfit Kappa Group PLC	13,653
		61,791
	GAS - 0.4%
780	Enagas	16,606
792	Gas Natural SDG SA	14,187
		30,793

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares		Value
	HAND/MACHINE TOOLS - 1.2%
539	Gildemeister AG	$ 10,814
276	Konecranes OYJ	9,298
417	KUKA AG *	15,275
733	Sandvik AB	11,647
168	Schindler Holding AG	24,241
119	SMC Corp.	21,363
		92,638
	HEALTHCARE PRODUCTS - 2.7%
13,053	Biosensors International Group Ltd.	12,877
658	Carl Zeiss Meditec AG	18,835
403	Covidien PLC	23,269
319	DiaSorin SpA	12,742
1,153	Elekta AB	17,949
172	Fresenius SE & Co KGaA	19,762
583	Getinge AB	19,691
427	Luxottica Group SpA	17,500
2,068	Smith & Nephew PLC	22,830
5,289	Sorin SpA *	11,714
393	Terumo Corp.	15,468
201	William Demant Holding A/S *	17,198
		209,835
	HEALTHCARE SERVICES - 0.6%
295	Fresenius Medical Care AG & Co. KGaA	20,356
8,939	Raffles Medical Group Ltd.	19,173
375	Rhoen Klinikum AG	7,571
		47,100
	HOLDINGS COMPANIES - 0.8%
417	Exor SpA	10,451
384	GEA Group AG	12,395
2,220	Keppel Corp Ltd.	19,992
2,306	Wharf Holdings Ltd.	18,030
		60,868
	HOME BUILDERS - 0.4%
2,677	Sekisui House, Ltd.	29,150

	HOME FURNISHING - 0.4%
769	De'Longhi SpA	11,077
409	Electrolux AB	10,706
17,861	TCL Multimedia Technology Holdings Ltd.	9,955
		31,738
	HOUSEHOLD PRODUCTS - 0.7%
13,725	OSIM International Ltd.	19,382
386	Reckitt Benckiser Group PLC	24,327
190	SodaStream International Ltd. *	8,529
		52,238
	INSURANCE - 3.5%
108	Allianz SE	14,930
465	Aon PLC	25,854
614	Assicurazioni Generali SpA	11,128
712	CNP Assurances	10,899
1,361	Gjensidige Forsikring ASA	19,412
253	Hannover Rueckversicherung AG	19,677
3,263	Mapfre SA	9,964
96	Muenchener Rueckversicherungs AG	17,222
9,478	RSA Insurance Group PLC	19,356
492	Sampo	15,797
607	SCOR SE	16,342

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares		Value
	INSURANCE (Continued)- 3.5%
862	Sony Financial Holdings, Inc.	$ 15,345
253	Swiss Re AG	18,226
267	Tryg A/S	20,111
546	Willis Group Holdings PLC	18,307
72	Zurich Insurance Group AG	19,157
		271,727
	INTERNET - 1.0%
1,272	Atea ASA	13,538
111	Iliad SA	19,042
642	Nexon Co. Ltd. *	6,419
105	SUNeVision Holdings Ltd.	22
45	Yahoo Japan Corp.	14,492
407	Yandex NV *	8,779
812	Yoox SpA *	12,725
		75,017
	LEISURE TIME - 0.3%
4,129	Piaggio & C SpA	11,057
224	Shimano, Inc.	14,293
		25,350
	LODGING - 1.2%
1,860	City Developments Ltd.	19,597
36,445	GuocoLeisure Ltd.	19,543
7,155	Hotel Properties Ltd.	17,631
2,463	Millennium & Copthorne Hotels PLC	20,208
7,398	Overseas Union Enterprise Ltd.	16,837
		93,816
	MACHINERY CONSTRUCTION & MINING - 0.7%
488	Atlas Copco AB	13,358
408	Danieli & C Officine Meccaniche SpA	11,706
649	Komatsu Ltd.	16,384
199	Outotec OYJ	11,122
		52,570
	MACHINERY DIVERSIFIED - 2.1%
241	Andritz AG	15,445
267	CNH Global NV	10,757
139	Duerr AG	12,261
88	FANUC Corp.	16,194
180	FLSmidth & Co. A/S	10,414
457	Hexagon AB	11,443
1,963	Interpump Group SpA	15,006
211	Kone OYJ	15,531
1,585	Kubota Corp.	18,047
244	Metso OYJ	10,312
193	Rheinmetall AG	9,225
1,297	Zardoya Otis SA	18,477
		163,112
	MEDIA - 2.3%
332	Axel Springer AG	14,126
1,640	British Sky Broadcasting Group PLC	20,437
1,485	Kabel Deutschland Holding AG	9,971
218	Mediaset Espana Comunicacion SA	16,267
4,064	Mediaset SpA	8,341
29,373	Phoenix Satellite Television Holdings Ltd.	9,512
350	Schibsted ASA	14,775
6,464	Seven West Media Ltd.	10,973
10,620	Singapore Press Holdings Ltd.	35,038
964	Societe Television Francaise 1	11,254
857	Wolters Kluwer NV	17,494
3,962	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	15,522
		183,710

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares		Value
	METAL FABRICATE - 0.5%
530	Assa Abloy AB	$ 13,279
434	SKF AB	16,184
190	Vallourec SA	9,897
		39,360
	MINING - 0.9%
1,173	African Barrick Gold PLC	8,397
633	Boliden AB	11,865
1,968	Glencore International PLC	11,232
254	Rio Tinto Ltd.	17,409
942	Talison Lithium Ltd.	6,934
2,730	Western Areas NL	11,962
		67,799
	MISCELLANEOUS MANUFACTURING - 1.4%
726	Alfa Laval AB	15,080
888	FUJIFILM Holdings Corp.	17,686
332	Ingersoll-Rand PLC	15,923
1,983	Invensys PLC	10,471
292	NKT Holding A/S	10,476
170	Siemens AG	18,417
967	Trelleborg AB	11,958
301	Wartsila OYJ Abp	12,991
		113,002
	OFFICE/BUSINESS - 0.2%
474	Canon, Inc.	18,300

	OIL & GAS - 1.6%
3,284	Afren PLC	6,995
3,213	Aurora Oil & Gas Ltd.	12,010
722	BG Group PLC	11,877
621	Eni SpA	15,023
241	Ensco PLC	14,287
343	Noble Corp.	11,943
381	OMV AG	13,748
426	Repsol SA	8,617
639	Statoil ASA	15,955
321	Total SA	16,518
		126,973
	OIL & GAS SERVICES - 1.3%
17,474	CIMC Enric Holdings Ltd.	15,601
122	Core Laboratories NV	13,336
2,827	Electromagnetic GeoServices AS *	6,576
276	Fred Olsen Energy ASA	11,968
546	Petroleum Geo-Services ASA	9,337
239	Saipem SpA	9,237
445	Subsea 7 SA	10,560
100	Technip SA	11,455
331	TGS Nopec Geophysical Co ASA	10,792
		98,862
	PACKAGING - 0.2%
886	Huhtamaki OYJ	14,340

	PHARMACEUTICALS - 5.5%
487	AstraZeneca PLC	23,021
163	Bayer AG	15,457
1,136	Chugai Pharmaceutical Co. Ltd.	21,680
625	Eisai Co Ltd.	26,009
1,085	GlaxoSmithKline PLC	23,533
239	Jazz Pharmaceuticals Plc *	12,715
2,113	Kyowa Hakko Kirin Co. Ltd.	20,737

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares		Value
	PHARMACEUTICALS (Continued) - 5.5%
1,660	Meda AB	$ 17,062
1,239	Mediq NV	16,127
466	Mitsubishi Tanabe Pharma Corp.	29,265
116	Novartis AG	18,798
440	Novo Nordisk A/S	22,430
1,357	Ono Pharmaceutical Co. Ltd.	22,957
760	Orion OYJ	22,236
791	Otsuka Holdings Co. Ltd.	22,255
4,650	Pronova BioPharma ASA	10,316
2,284	Recordati SpA	20,743
210	Sanofi	19,776
512	Shire PLC	15,697
26,069	Sino Biopharmaceutical	12,445
202	Taisho Pharmaceutical Holdings Co. Ltd.	13,823
401	Teva Pharmaceutical Industries Ltd.	14,919
707	Warner Chilcott PLC	8,512
		430,513
	REAL ESTATE - 5.6%
1,079	CA Immobilien Anlagen AG	14,916
5,929	CapitaLand Ltd.	17,959
10,293	CapitaMalls Asia Ltd.	16,305
230	Daito Trust Construction Co. Ltd.	21,668
450	Deutsche Euroshop AG	18,781
820	Deutsche Wohnen AG	15,143
11,931	Far East Orchard Ltd.	21,391
1,632	Gazit-Globe Ltd.	21,202
7,286	Global Logistic Properties Ltd.	16,582
15,113	Ho Bee Investment Ltd.	23,693
1,402	Hufvudstaden AB	17,639
3,825	IMMOFINANZ AG	16,025
5,592	Keppel Land Ltd.	18,449
837	Mitsubishi Estate Co. Ltd.	19,824
705	Mitsui Fudosan Co. Ltd.	17,032
275	PSP Swiss Property AG	26,018
3,375	Sponda OYJ	16,027
513	Sumitomo Realty & Development Co. Ltd.	16,883
1,504	TAG Immobilien AG	18,752
3,890	UOL Group Ltd.	19,012
1,242	Wallenstam AB	15,111
1,033	Wihlborgs Fastigheter AB	16,017
12,189	Wing Tai Holdings Ltd.	18,610
11,830	Yanlord Land Group Ltd. *	14,672
		437,711
	RETAIL - 2.8%
3,036	Aeon Co. Ltd.	34,638
2,928	Amplifon SpA	14,445
28,433	Aspial Corp. Ltd.	10,242
3,966	China Resources Enterprise Ltd.	14,302
1,051	Clas Ohlson AB	13,876
63	Fast Retailing Co. Ltd.	15,905
61,113	GOME Electrical Appliances Holding Ltd.	7,254
423	Hennes & Mauritz AB	14,579
122	Inditex SA	16,978
512	Pandora A/S	11,271
458	Salvatore Ferragamo Italia SpA	10,053
870	Seven & I Holdings Co. Ltd.	24,508
33,539	Sheng Siong Group Ltd.	14,415
19,002	Sonae	17,220
		219,686

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares		Value
	SEMICONDUCTORS - 1.6%
107	AMS AG	$ 11,463
1,577	ARM Holdings PLC	19,677
310	ASM International NV	11,104
1,274	ASM Pacific Technology Ltd.	15,500
197	ASML Holding NV	12,473
371	Avago Technologies Ltd.	11,746
464	Dialog Semiconductor PLC	8,137
1,382	Infineon Technologies AG	11,173
55	Mellanox Technologies Ltd.	3,313
3,282	Nordic Semiconductor ASA	8,549
298	Tokyo Electron Ltd.	13,555
		126,690
	SHIPBUILDING - 0.4%
15,850	Cosco Corp Singapore Ltd.	11,613
3,859	SembCorp Marine Ltd.	14,532
7,978	STX OSV Holdings Ltd.	8,491
		34,636
	SOFTWARE - 1.5%
613	Amadeus IT Holding SA	15,404
291	Check Point Software Technologies Ltd.	13,863
169	Dassault Systemes SA	18,777
685	InterXion Holding NV	16,276
1,555	Opera Software ASA	8,771
364	RADWARE Ltd.	12,012
243	SAP AG	19,454
252	Software AG	10,672
		115,229
	TELECOMMUNICATIONS - 5.8%
302	Allot Communications Ltd. *	5,244
611	Belgacom SA	17,897
8,595	Bezeq The Israeli Telecommunication Corp. Ltd.	9,831
4,397	BT Group PLC	16,509
1,108	Cellcom Israel Ltd.	9,126
1,925	China Mobile Ltd.	22,415
7,321	Colt Group SA *	11,823
1,067	Drillisch AG	15,560
806	Elisa OYJ	17,755
1,260	France Telecom SA	12,593
1,012	Freenet AG	11,132
949	GN Store Nord A/S	17,513
993	Jazztel PLC *	14,362
1,955	Koninklijke KPN NV	13,552
1,416	M1 Ltd./Singapore	6,941
13,144	Mobistar SA	29,053
321	NICE Systems Ltd. *	8,210
462	Nippon Telegraph & Telephone Corp.	15,234
621	NTT DOCOMO, Inc.	26,057
18	Portugal Telecom SGPS SA	25,800
2,458	Singapore Telecommunications Ltd.	12,156
9,304	Softbank Corp.	25,136
359	Spirent Communications PLC	13,030
4,461	StarHub Ltd.	10,922
7,727	TDC A/S	23,975
2,727	Tele2 AB	19,297
801	Telecom Corp of New Zealand Ltd.	14,400
6,897	Telefonaktiebolaget LM Ericsson	12,945
2,079	TeliaSonera AB	14,063
		452,531
	TEXTILES - 0.3%
3,293	Toray Industries, Inc.	20,060

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares		Value
	TRANSPORTATION - 3.8%
1,599	Ansaldo STS SpA	$ 14,870
305	Cargotec Oyj	8,010
17,466	ComfortDelGro Corp. Ltd.	25,452
988	Costamare, Inc.	13,753
760	Deutsche Post AG	16,642
1,636	Diana Shipping, Inc. *	11,943
646	DSV A/S	16,631
353	East Japan Railway Co.	22,769
13,408	Ezra Holdings Ltd. *	12,513
120	Kuehne + Nagel International AG	14,429
2,304	Mainfreight Ltd.	22,182
2,942	Odakyu Electric Railway Co. Ltd.	30,539
39,104	Singapore Post Ltd.	36,655
25,367	SMRT Corp. Ltd.	34,785
1,635	Wilh Wilhelmsen ASA	14,597
		295,770

	TOTAL COMMON STOCK (Cost - $7,468,443)	7,714,766

	SHORT-TERM INVESTMENTS - 1.3%
	MONEY MARKET FUND - 1.3%
100,049	Fidelity Institutional Money Market Funds - 0.14% **	100,049
	TOTAL SHORT-TERM INVESTMENTS (Cost - $100,049)

	TOTAL INVESTMENTS - 99.7% (Cost - $7,568,492) (a)	$ 7,814,815
	OTHER ASSETS LESS LIABILITIES - 0.3%	21,623
	NET ASSETS - 100.0%	$ 7,836,438

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 316,074
	Unrealized depreciation	(69,751)
	Net unrealized appreciation	$ 246,323

* Non-Income producing security.
** Money market fund; interest rate reflects seven day effective yield on December 31, 2012

See accompanying notes to financial statements.

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2012

Shares		Value
	COMMON STOCK - 87.0%
	ADVERTISING - 0.2%
216	Cheil Worldwide, Inc.	$ 4,373

	AEROSPACE/DEFENSE - 0.2%
71	Samsung Techwin Co. Ltd.	3,982

	AGRICULTURE - 1.9%
1,729	Astra Agro Lestari Tbk PT	3,478
261	British American Tobacco Malaysia Bhd	5,292
11,721	Charoen Pokphand Indonesia Tbk PT	4,279
1,973	Genting Plantations Bhd	5,807
760	Gudang Garam Tbk PT	4,361
4,226	IOI Corp Bhd	7,048
61	KT&G Corp.	4,631
965	Kuala Lumpur Kepong Bhd	7,574
335	Souza Cruz SA	5,041
		47,511
	AIRLINES - 0.4%
6,064	AirAsia BHD	5,433
231	Latam Airlines Group SA	5,428
		10,861
	APPAREL - 0.6%
5,773	C.Banner International Holdings Ltd.	2,175
4,389	Far Eastern New Century Corp.	4,996
13,430	Peak Sport Products Co Ltd.	2,616
5,530	Pou Chen Corp.	5,809
		15,596
	AUTO MANUFACTURERS - 1.8%
2,481	Dongfeng Motor Group Co. Ltd.	3,828
512	Ford Otomotiv Sanayi AS	6,140
1,201	Great Wall Motor Co Ltd.	3,789
3,345	Guangzhou Automobile Group Co. Ltd.	2,965
20	Hyundai Motor Co.	4,106
72	Kia Motors Corp.	3,822
775	Tofas Turk Otomobil Fabrikasi AS	4,539
2,212	UMW Holdings Bhd	8,637
2,306	Yulon Motor Co. Ltd.	4,368
298	Yulon Nissan Motor Co. Ltd.	2,309
		44,503
	AUTO PARTS & EQUIPMENT - 1.1%
2,300	Cheng Shin Rubber Industry Co. Ltd.	5,965
155	Halla Climate Control Corp.	3,451
107	Hankook Tire Worldwide Co. Ltd.	1,990
14	Hyundai Mobis	3,788
21	Hyundai Wia Corp.	3,413
26	Mando Corp.	3,139
1,221	Weichai Power Co. Ltd.	5,419
		27,165
	BANKS - 14.0%
22,925	Agricultural Bank of China Ltd.	11,328
977	Akbank TAS	4,818
5,786	Alliance Financial Group Bhd	8,325
5,476	AMMB Holdings Bhd	12,177
322	Banco Bradesco SA	5,338
52,232	Banco de Chile	8,442
268	Banco do Brasil SA	3,351
84,952	Banco Santander Chile	5,983
860	Bangkok Bank PCL	5,494
6,774	Bank Central Asia Tbk PT	6,260

See accompanying notes to financial statements.

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares		Value
	BANKS (Continued) - 14.0%
38,862	Bank CIMB Niaga Tbk PT *	$ 4,365
126	Bank Handlowy w Warszawie SA	4,006
3,819	Bank of Ayudhya PCL	4,056
24,686	Bank of China Ltd.	11,020
10,287	Bank of Communications Co. Ltd.	7,738
2,720	Bank of the Philippine Islands	6,302
66	Bank Pekao SA	3,575
2,787	BDO Unibank, Inc. *	4,948
12,768	Bank Negara Indonesia Persero Tbk PT	4,824
11,070	Chang Hwa Commercial Bank	6,063
11,552	China Citic Bank Corp, Ltd.	6,856
11,187	China Construction Bank Corp.	8,978
3,227	China Merchants Bank Co. Ltd.	7,111
6,700	China Minsheng Banking Corp. Ltd.	7,745
8,389	Chongqing Rural Commercial Bank	4,589
3,328	CIMB Group Holdings Bhd	8,304
586	Commercial International Bank Egypt SAE	3,183
500,995	Corpbanca SA	6,726
51	Credicorp Ltd.	7,475
722	Grupo Financiero Banorte SAB de CV	4,641
2,049	Hong Leong Bank Bhd	9,903
12,911	Industrial & Commercial Bank of China Ltd.	9,162
421	Industrial Bank of Korea	4,687
284	Itau Unibanco Holding SA	4,299
812	Kasikornbank PCL	5,135
682	Korea Exchange Bank *	4,870
9,051	Krung Thai Bank PCL	5,797
3,451	Malayan Banking Bhd	10,382
2,075	Metropolitan Bank & Trust	5,162
485	National Societe Generale Bank SAE	2,683
214	Nedbank Group Ltd.	4,743
318	Powszechna Kasa Oszczednosci Bank Polski SA	3,795
3,946	Bank Danamon Indonesia Tbk PT	2,277
5,371	Bank Mandiri Persero Tbk PT	4,442
5,366	Bank Rakyat Indonesia Persero Tbk PT	3,808
2,859	Public Bank Bhd	15,239
3,582	RHB Capital Bhd	9,008
1,192	Sberbank of Russia	3,653
905	Siam Commercial Bank PCL	5,353
16,591	Sociedad Matriz Banco de Chile	6,549
91,027	TMB Bank PCL	5,533
3,986	Turk Ekonomi Bankasi AS *	4,557
438	Turkiye Halk Bankasi AS	4,296
1,006	Turkiye Garanti Bankasi AS	5,221
1,276	Turkiye Is Bankasi	4,419
1,582	Turkiye Vakiflar Bankasi Tao	4,087
1,823,786	VTB Bank OJSC	2,371
1,466	Yapi ve Kredi Bankasi AS *	4,272
		349,724
	BEVERAGES - 2.1%
305	Anadolu Efes Biracilik Ve Malt Sanayii AS	4,393
940	Arca Continental SAB de CV	6,965
155	Cia de Bebidas das Americas	6,337
384	Coca-Cola Femsa SAB de CV	5,683
418	Cia Cervecerias Unidas SA	6,581
446	Grupo Modelo SAB de CV	3,982
16,451	Tenfu Cayman Holdings Co. Ltd.	9,530
12,224	Thai Beverage PCL	3,953
828	Tsingtao Brewery Co. Ltd.	4,887
		52,311

See accompanying notes to financial statements.

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares		Value
	BUILDING MATERIALS - 2.2%
1,164	Anhui Conch Cement Co. Ltd.	$ 4,235
6,783	Asia Cement China Holdings Corp.	3,352
5,350	Asia Cement Corp.	6,883
3,744	BBMG Corp.	3,401
2,523	China National Building Material Co. Ltd.	3,691
524	Duratex SA	3,801
14,128	Holcim Indonesia Tbk PT	4,184
2,207	Lafarge Malayan Cement Bhd	6,943
1,884	Indocement Tunggal Prakarsa Tbk PT	4,319
2,742	Semen Gresik Persero Tbk PT	4,438
341	Siam City Cement PCL	4,680
4,523	Taiwan Cement Corp.	6,052
		55,979
	CHEMICALS - 1.8%
1,066	Alpek SA de CV	2,865
19	OCI Co. Ltd.	2,954
11	LG Chem Ltd.	3,410
1,026	Mexichem SAB de CV	5,673
3,940	Petronas Chemicals Group Bhd	8,246
2,008	PTT Global Chemical PCL	4,593
1,688	Synthos SA	2,953
2,000	Taiwan Fertilizer Co. Ltd.	5,215
198	Ultrapar Participacoes SA	4,477
575	Uralkali OJSC	3,738
		44,124
	COAL - 1.4%
326	Banpu PCL	4,389
4,379	China Coal Energy Co. Ltd.	4,757
1,244	China Shenhua Energy Co. Ltd.	5,449
9,581	Hidili Industry International Development Ltd.	2,522
975	Indo Tambangraya Megah Tbk PT	4,137
809	Inner Mongolia Yitai Coal Co. Ltd. *	4,697
20,832	Adaro Energy Tbk PT	3,382
2,471	Tambang Batubara Bukit Asam Persero Tbk PT	3,785
1,961	Yanzhou Coal Mining Co. Ltd.	3,244
		36,362
	COMMERCIAL SERVICES - 3.5%
9,988	Anhui Expressway Co.	5,657
506	CCR SA	4,807
156	Cielo SA	4,343
12,658	Dalian Port PDA Co. Ltd.	3,005
500	EcoRodovias Infraestrutura e Logistica SA	4,225
2,517	International Container Terminal Services, Inc.	4,542
7,889	Jasa Marga Persero Tbk PT	4,390
6,912	Jiangsu Expressway Co. Ltd.	7,125
187	Localiza Rent a Car SA	3,425
161	Multiplus SA	3,753
558	Arteris SA	5,165
2,339	OHL Mexico SAB de CV *	5,110
98	S1 Corp/Korea	6,436
20,805	Shenzhen Expressway Co. Ltd.	8,026
13,172	Sichuan Expressway Co. Ltd.	4,741
46,617	Xiamen International Port Co. Ltd.	6,255
7,817	Zhejiang Expressway Co. Ltd.	6,152
		87,157

See accompanying notes to financial statements.

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares		Value
	COMPUTERS - 1.1%
322	Asustek Computer, Inc.	$ 3,621
4,580	Compal Electronics, Inc.	3,084
3,475	Lenovo Group Ltd.	3,147
3,530	Lite-On Technology Corp.	4,681
1,304	Quanta Computer, Inc.	3,068
1,982	Sonda SA	6,297
3,615	Wistron Corp.	3,748
		27,646
	COSMETICS - 0.4%
7	LG Household & Health Care Ltd.	4,321
162	Natura Cosmeticos SA	4,640
		8,961
	DISTRIBUTION - 0.7%
2,335	Berli Jucker PCL	4,712
121	Daewoo International Corp.	4,507
65	Samsung C&T Corp.	3,823
466	SK Networks Co. Ltd.	3,695
		16,737
	DIVERSIFIED FINANCIAL SERVICES - 3.9%
567	BM&FBovespa SA	3,877
294	CETIP SA - Mercados Organizados	3,646
7,307	Chinatrust Financial Holding Co. Ltd.	4,316
1,718	CITIC Securities Co. Ltd.	4,344
374	Daewoo Securities Co. Ltd.	4,199
9,444	First Financial Holding Co. Ltd.	5,758
2,347	Haitong Securities Co. Ltd. *	4,027
125	Hana Financial Group, Inc.	4,075
2,065	Hong Leong Financial Group Bhd	8,914
13,000	Hua Nan Financial Holdings Co. Ltd.	7,500
125	KB Financial Group, Inc.	4,451
5,577	Mega Financial Holding Co. Ltd.	4,332
108	Samsung Card Co. Ltd.	3,703
96	Samsung Securities Co. Ltd.	4,816
138	Shinhan Financial Group Co. Ltd.	5,037
11,089	Sinar Mas Multiartha Tbk PT	5,039
13,000	Taishin Financial Holding Co. Ltd.	5,149
12,315	Taiwan Cooperative Financial Holding	6,914
341	Woori Finance Holdings Co. Ltd.	3,780
9,000	Yuanta Financial Holding Co. Ltd.	4,634
		98,511
	ELECTRIC - 4.4%
6,774	Aboitiz Power Corp.	6,104
569	AES Tiete SA	5,831
575	Centrais Eletricas Brasileiras SA	1,778
132	CEZ AS	4,719
416	Cia Energetica de Minas Gerais	4,450
457	CPFL Energia SA	4,777
10,607	Datang International Power Generation Co. Ltd.	4,051
2,929	E.CL SA	6,877
793	EDP - Energias do Brasil SA	4,811
4,426	Empresa Nacional de Electricidad SA/Chile	7,193
787	Enea SA	4,004
15,894	Enersis SA	5,836
122,086	Federal Hydrogenerating Co JSC	2,613
2,091	Glow Energy PCL	5,296
870	Interconexion Electrica SA ESP	4,727
4,364	Isagen SA ESP	6,187
702	PGE SA	4,134
4,948	Ratchaburi Electricity Generating Holding PCL	9,662
2,387	Tauron Polska Energia SA	3,667
377	Tractebel Energia SA	6,141
11,884	YTL Power International Bhd	6,062
		108,920

See accompanying notes to financial statements.

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares		Value
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
5,512	Chaowei Power Holdings Ltd.	$ 2,852
1,000	Delta Electronics, Inc.	3,668
1,549	Dongfang Electric Corp. Ltd.	3,126
765	Zhuzhou CSR Times Electric Co. Ltd.	2,833
		12,479
	ELECTRONICS - 0.9%
962	AAC Technologies Holdings, Inc.	3,364
1,157	Hon Hai Precision Industry Co. Ltd.	3,543
48	Samsung Electro-Mechanics Co. Ltd.	4,474
2,819	Synnex Technology International Corp.	5,185
187	TPK Holding Co. Ltd.	3,304
764	Zhen Ding Technology Holding Ltd.	1,879
		21,749
	ENERGY- ALTERNATIVE SOURCES - 0.3%
6,814	China Longyuan Power Group Corp.	4,712
13,247	China Suntien Green Energy Corp. Ltd.	2,888
		7,600
	ENGINEERING & CONSTRUCTION - 3.0%
1,933	Airports of Thailand PCL	6,127
4,929	China Communications Construction Co. Ltd.	4,757
4,780	China Railway Construction Corp. Ltd.	5,433
9,440	China Railway Group Ltd.	5,517
37	Daelim Industrial Co. Ltd.	3,024
458	Daewoo Engineering & Construction Co. Ltd.	4,281
3,342	DMCI Holdings, Inc.	4,397
1,436	Enka Insaat ve Sanayi AS	4,265
5,189	Gamuda Bhd	6,177
598	Grupo Aeroportuario del Sureste SAB de CV	6,768
1,509	Grupo Aeroportuario del Pacifico SAB de CV	8,579
47	GS Engineering & Construction Corp.	2,530
60	Hyundai Engineering & Construction Co. Ltd.	3,940
146	Multiplan Empreendimentos Imobiliarios SA	4,293
84	Orascom Construction Industries	3,331
18	Samsung Engineering Co. Ltd.	2,799
		76,218
	ENVIRONMENTAL CONTROL - 0.3%
26,393	Tianjin Capital Environmental Protection Group Co. Ltd.	6,981

	FOOD - 4.4%
6,978	Beijing Jingkelong Co. Ltd.	4,862
104	BIM Birlesik Magazalar AS	5,085
240	BRF - Brasil Foods SA	4,946
972	Cencosud SA	5,269
5,306	Charoen Pokphand Foods PCL	5,852
15	CJ CheilJedang Corp	5,010
2,178	Grupo Bimbo SAB de CV	5,613
645	Grupo Nutresa SA	9,280
6,651	Indofood CBP Sukses Makmur Tbk PT	5,297
4,474	JG Summit Holdings, Inc.	4,310
3,352	Kulim Malaysia BHD	5,371
150	M Dias Branco SA	5,721
25	Magnit OJSC	3,750
1,422	Organizacion Soriana SAB de CV	5,398
1,620	PPB Group Bhd	6,145
9,376	Indofood Sukses Makmur Tbk PT	5,601
1,869	Thai Union Frozen Products PCL	4,398
2,132	Tingyi Cayman Islands Holding Corp.	5,873
3,000	Uni-President Enterprises Corp.	5,508
2,671	Universal Robina Corp.	5,462
1,915	Want Want China Holdings Ltd.	2,639
		111,390

See accompanying notes to financial statements.

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares		Value
	FOREST PRODUCTS & PAPER- 0.2%
1,507	Empresas CMPC SA	$ 5,564

	GAS - 0.5%
9,836	Perusahaan Gas Negara Persero Tbk PT	4,620
1,143	Petronas Gas Bhd	7,296
		11,916
	HEALTHCARE PRODUCTS - 0.3%
7,505	Microport Scientific Corp.	3,941
3,121	Shandong Weigao Group Medical Polymer Co. Ltd.	3,105
		7,046
	HEALTHCARE SERVICES - 0.4%
321	Amil Participacoes SA	4,837
1,411	Bangkok Dusit Medical Services PCL	5,234
		10,071
	HOLDINGS COMPANIES - 3.5%
3,203	Aboitiz Equity Ventures, Inc.	4,136
14,090	Alliance Global Group, Inc.	5,759
386	Ayala Corp.	4,867
74	CJ Corp.	8,238
383	Empresas COPEC SA	5,432
940	Haci Omer Sabanci Holding AS	5,163
4,369	IJM Corp BHD	7,115
1,146	KOC Holding AS	5,947
52	LS Corp.	4,602
6,542	MMC Corp. Bhd	5,626
2,455	San Miguel Corp.	6,310
610	Siam Cement PCL	8,771
3,224	Sime Darby Bhd	10,037
7,126	YTL Corp. Bhd	4,428
		86,431
	HOME BUILDERS - 0.3%
16,108	Land and Houses PCL	5,132
394	MRV Engenharia e Participacoes SA	2,306
		7,438
	HOME FURNISHING - 0.4%
736	Arcelik AS	4,826
73	LG Corp.	4,472
		9,298
	HOUSEHOLD PRODUCTS - 0.3%
2,226	Kimberly-Clark de Mexico SAB de CV	5,650
1,348	Unilever Indonesia Tbk PT	2,870
		8,520
	HOUSEWARES - 0.2%
2,713	Turkiye Sise ve Cam Fabrikalari AS	4,485

	INSURANCE - 2.3%
1,279	China Life Insurance Co. Ltd.	4,175
4,320	China Life Insurance Co. Ltd./Taiwan *	3,891
1,048	China Pacific Insurance Group Co. Ltd.	3,874
97	Dongbu Insurance Co. Ltd.	4,187
631	Hanwha Life Insurance Co. Ltd.	4,600
140	Hyundai Marine & Fire Insurance Co. Ltd.	4,367
652	New China Life Insurance Co. Ltd.	2,477
692	Odontoprev SA	3,627
490	Ping An Insurance Group Co. of China Ltd.	4,103
437	Porto Seguro SA	4,944
36	Powszechny Zaklad Ubezpieczen SA	5,088
23	Samsung Fire & Marine Insurance Co. Ltd.	4,711
76	Samsung Life Insurance Co. Ltd.	6,733
		56,777

See accompanying notes to financial statements.

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares		Value
	INTERNET - 0.4%
14	NHN Corp.	$ 2,986
193	Tencent Holdings Ltd.	6,200
		9,186
	IRON/STEEL - 1.1%
138	CAP SA	4,627
3,266	Eregli Demir ve Celik Fabrikalari TAS	4,484
1,536	Novolipetsk Steel OJSC	2,842
18	POSCO	5,902
266	Severstal OAO	2,660
11,177	Tiangong International Co. Ltd.	2,682
205	Vale SA	4,234
		27,431
	LODGING - 0.7%
2,111	Genting Bhd	6,351
4,508	Genting Malaysia BHD	5,233
234	Kangwon Land, Inc.	6,430
		18,014
	MACHINERY CONSTRUCTION & MINING - 0.3%
1,624	United Tractors Tbk PT	3,267
2,349	Zoomlion Heavy Industry Science and Technology Co. Ltd.	3,461
		6,728
	MACHINERY DIVERSIFIED - 1.1%
5,949	CSR Corp Ltd	5,189
767	Industrias CH SAB de CV *	5,759
4,861	Jingwei Textile Machinery	3,042
7,354	Shandong Molong Petroleum Machinery Co. Ltd.	3,197
9,701	Shanghai Electric Group Co. Ltd.	4,143
445	WEG SA	5,867
		27,197
	MEDIA - 0.7%
2,088	BEC World PCL	4,845
17,790	Global Mediacom Tbk PT	4,224
1,170	Grupo Televisa SAB	6,151
12,749	Media Nusantara Citra Tbk PT	3,255
		18,475
	METAL FABRICATE - 0.4%
563	Catcher Technology Co. Ltd.	2,792
8,143	China Zhongwang Holdings Ltd. *	3,036
81	Hyundai Hysco Co. Ltd.	3,459
		9,287
	MINING - 2.4%
115	AngloGold Ashanti Ltd.	3,557
5,804	China Hongqiao Group Ltd.	3,048
9,027	China Molybdenum Co. Ltd.	3,960
343	Gold Fields Ltd.	4,195
1,368	Grupo Mexico SAB de CV	4,912
96	Industrias Penoles SAB de CV	4,820
1,227	Jiangxi Copper Co. Ltd.	3,229
56	KGHM Polska Miedz SA	3,441
8	Korea Zinc Co. Ltd.	3,044
149	Koza Altin Isletmeleri AS	3,591
10,706	Philex Mining Corp.	3,911
12,712	Vale Indonesia Tbk PT	3,050
2,321	Sigdo Koppers SA	5,595
5,505	Volcan Cia Minera SAA	5,594
10,482	Zijin Mining Group Co. Ltd.	4,125
		60,072

See accompanying notes to financial statements.

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares		Value
	MISCELLANEOUS MANUFACTURING - 0.4%
51	Cheil Industries, Inc.	$ 4,514
27	Kumho Petro chemical Co. Ltd.	3,298
132	Largan Precision Co., Ltd.	3,537
		11,349
	OIL & GAS - 3.1%
6,157	China Petroleum & Chemical Corp.	6,975
1,694	Ecopetrol SA	5,235
825	Gazprom OAO	3,915
875	Gazprom Neft OAO	3,063
60	GS Holdings	4,059
79	Lukoil OAO	4,266
292	NovaTek OAO	2,044
128	Pacific Rubiales Energy Corp.	2,955
6,679	PetroChina Co. Ltd.	9,462
18,989	Petron Corp.	4,844
1,032	Petronas Dagangan BHD	7,931
1,007	PTT Exploration & Production PCL	5,381
521	PTT PCL	5,653
24	SK Holdings Co. Ltd.	4,036
501	Tatneft OAO	3,597
160	Tupras Turkiye Petrol Rafinerileri AS	4,618
		78,034
	OIL & GAS SERVICE - 0.7%
5,770	Bumi Armada Bhd	7,510
1,633	China Oilfield Services Ltd.	3,367
3,978	Malaysia Marine and Heavy Engineering Holdings Bhd	5,724
		16,601
	PHARMACEUTICALS - 1.0%
1,787	Genomma Lab Internacional SAB de CV	3,655
1,461	Guangzhou Pharmaceutical Co. Ltd.	2,594
65,044	Kalbe Farma Tbk PT	7,040
3,711	Shandong Luoxin Pharmacy Stock Co. Ltd.	3,926
1,001	Sinopharm Group Co. Ltd.	3,132
2,763	Tong Ren Tang Technologies Co. Ltd.	6,103
		26,450
	PIPELINES - 0.1%
15,207	Tianjin Jinran Public Utilities Co. Ltd. *	3,590

	REAL ESTATE - 1.8%
6,704	Ayala Land, Inc.	4,324
11,531	Beijing North Star Co. Ltd.	3,124
264	BR Malls Participacoes SA	3,484
324	BR Properties SA	4,036
2,563	Central Pattana PCL	6,826
292	Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,552
50,234	Lippo Karawaci Tbk PT	5,078
10,910	SM Prime Holdings, Inc.	4,390
5,440	SP Setia Bhd	5,497
9,616	UEM Land Holdings Bhd *	6,604
		45,915

See accompanying notes to financial statements.

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares		Value
	RETAIL - 4.2%
534	Big C Supercenter PCL	$ 3,612
4,121	CP ALL PCL	6,195
2,521	Grupo Comercial Chedraui SA de CV	8,151
12,074	Home Product Center PCL	4,972
398	Hotai Motor Co. Ltd.	3,187
26	Hyundai Department Store Co. Ltd.	3,872
1,402	Jollibee Foods Corp.	3,487
98	Lojas Renner SA	3,817
16	Lotte Shopping Co. Ltd.	5,667
273	Marisa Lojas SA	4,327
4,769	Parkson Retail Group Ltd.	3,839
1,167	President Chain Store Corp.	6,250
5,798	Astra International Tbk PT	4,500
380	Raia Drogasil SA	4,282
2,003	Robinson Department Store PCL	4,337
618	SACI Falabella	6,365
1,561	Shanghai Pharmaceuticals Holding Co. Ltd.	2,981
293	Siam Makro PCL	4,271
254	SM Investments Corp.	5,463
3,953	Sun Art Retail Group Ltd.	6,069
1,502	Wal-Mart de Mexico SAB de CV	4,878
2,585	Wumart Stores, Inc.	5,563
		106,085
	SEMICONDUCTORS - 1.2%
6,000	Advanced Semiconductor Engineering, Inc.	5,208
312	MediaTek, Inc.	3,476
420	MStar Semiconductor, Inc.	3,146
3	Samsung Electronics Co. Ltd.	4,290
3,107	Siliconware Precision Industries Co.	3,312
1,702	Taiwan Semiconductor Manufacturing Co. Ltd.	5,686
10,000	United Microelectronics Corp.	4,030
		29,148
	SHIPBUILDING - 0.6%
127	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	3,239
5,331	Guangzhou Shipyard International Co. Ltd.	4,574
16	Hyundai Heavy Industries Co. Ltd.	3,638
97	Samsung Heavy Industries Co. Ltd.	3,513
		14,964
	SOFTWARE - 0.4%
10,332	Kingdee International Software Group Co. Ltd.	1,933
4,987	Kingsoft Corp. Ltd.	3,513
203	Totvs SA	4,005
		9,451
	TELECOMMUNICATIONS - 5.3%
669	Advanced Info Service PCL	4,569
3,960	America Movil SAB de CV	4,540
4,090	Axiata Group Bhd	8,814
11,017	China Telecom Corp. Ltd.	6,112
3,293	Chunghwa Telecom Co. Ltd.	10,696
4,532	DiGi.Com Bhd	7,840
1,808	Far EasTone Telecommunications Co. Ltd.	4,596
251	HTC Corp.	2,598
183	KT Corp.	6,103
4,011	Maxis Bhd	8,722
538	Oi SA	2,391
87	Philippine Long Distance Telephone Co.	5,368
1,078	Rostelecom OJSC	3,342
30	Samsung SDI Co. Ltd.	4,256
2,100	Shin Corp PCL	4,735
35	SK Telecom Co. Ltd.	5,015
1,796	Taiwan Mobile Co. Ltd.	6,619

See accompanying notes to financial statements.

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares		Value
	TELECOMMUNICATIONS (Continued)- 5.3%
1,567	Telecom Egypt Co.	$ 3,484
279	Telefonica Czech Republic AS	4,746
4,076	Telekom Malaysia Bhd	8,051
890	Telekomunikacja Polska SA	3,520
4,232	Telekomunikasi Indonesia Persero Tbk PT	3,846
822	Tim Participacoes SA	3,292
1,171	Total Access Communication PCL	3,377
4,863	XL Axiata Tbk PT	2,781
1,596	ZTE Corp.	2,689
		132,102
	TEXTILES - 0.1%
147	Cia Hering	3,015

	TRANSPORTATION - 0.7%
20,883	Guangshen Railway Co. Ltd.	8,298
39,996	Sinotrans Ltd.	6,450
8,989	SITC International Holdings Co. Ltd.	3,015
		17,763
	WATER - 0.8%
10,873	Aguas Andinas SA	7,715
181	Cia de Saneamento de Minas Gerais-COPASA	3,867
111	Cia de Saneamento Basico do Estado de Sao Paulo	4,710
40,374	Metro Pacific Investments Corp.	4,382
		20,674

	TOTAL COMMON STOCK (Cost - $2,106,398)	2,175,917

	EXCHANGE TRADED FUNDS - 9.4%
	EQUITY FUND - 9.4%
12,133	WisdomTree India Earnings Fund	235,016
	TOTAL EXCHANGE TRADED FUNDS (Cost - $225,862)

	SHORT-TERM INVESTMENTS - 3.4%
	MONEY MARKET FUND - 3.4%
85,037	Fidelity Institutional Money Market Funds, 0.14% **	85,037
	TOTAL SHORT-TERM INVESTMENTS (Cost - $85,037)

	TOTAL INVESTMENTS - 99.8% (Cost - $2,417,297) (a)	$ 2,495,970
	OTHER ASSETS LESS LIABILITIES - 0.2%	5,049
	NET ASSETS - 100.0%	$ 2,501,019

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 101,456
	Unrealized depreciation	(22,783)
	Net unrealized appreciation	$ 78,673

* Non-Income producing security.
** Money market fund; interest rate reflects seven day effective yield on December 31, 2012

See accompanying notes to financial statements.

COMPASS EMP REC ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2012

Shares		Value
	REITS - 98.0%
	APARTMENTS - 14.8%
1,139.00	American Campus Communities, Inc.	$ 52,542
338.00	AvalonBay Communities, Inc.	45,829
940.00	BRE Properties, Inc.	47,780
736.00	Camden Property Trust	50,203
824.00	Equity Residential	46,696
343.00	Essex Property Trust, Inc.	50,301
798.00	Home Properties, Inc.	48,925
781.00	Mid-America Apartment Communities, Inc.	50,570
909.00	Post Properties, Inc.	45,405
		438,251
	DIVERSIFIED - 23.8%
1,366.00	American Assets Trust, Inc.	38,152
1,381.00	Coresite Realty Corp.	38,199
630.00	Digital Realty Trust, Inc.	42,771
1,338.00	DuPont Fabros Technology, Inc.	32,326
835.00	EPR Properties	38,502
5,903.00	Investors Real Estate Trust	51,533
1,286.00	Liberty Property Trust	46,000
970.00	National Health Investors, Inc.	54,834
1,593.00	One Liberty Properties, Inc.	32,322
1,236.00	Plum Creek Timber Co., Inc.	54,841
711.00	PS Business Parks, Inc.	46,201
1,206.00	Rayonier, Inc.	62,507
554.00	Vornado Realty Trust	44,364
1,760.00	Washington Real Estate Investment Trust	46,024
1,233.00	Weyerhaeuser Co.	34,302
2,923.00	Whitestone REIT	41,068
		703,946
	HEALTHCARE - 15.2%
1,026.00	HCP, Inc.	46,355
910.00	Health Care REIT, Inc.	55,774
1,928.00	Healthcare Realty Trust, Inc.	46,291
1,503.00	LTC Properties, Inc.	52,891
1,857.00	Omega Healthcare Investors, Inc.	44,289
1,689.00	Sabra Health Care REIT, Inc.	36,685
2,329.00	Senior Housing Properties Trust	55,058
1,193.00	Universal Health Realty, Income Trust	60,378
824.00	Ventas, Inc.	53,329
		451,050
	HOTELS - 1.3%
1,610.00	Hospitality Properties Trust	37,706

	OFFICE PROPERTIES - 15.1%
664.00	Alexandria Real Estate Equities, Inc.	46,029
441.00	Boston Properties, Inc.	46,662
2,182.00	CommonWealth REIT	34,563
1,784.00	Douglas Emmett, Inc.	41,567
3,367.00	Franklin Street Properties Corp.	41,448
2,106.00	Government Properties, Income Trust	50,481
1,487.00	Highwoods Properties, Inc.	49,740
1,741.00	Mack-Cali Realty Corp.	45,458
3,167.00	Piedmont Office Realty Trust, Inc.	57,164
454.00	SL Green Realty Corp.	34,799
		447,911
	REGIONAL MALLS - 5.5%
334.00	Simon Property Group, Inc.	52,802
1,682.00	Tanger Factory Outlet Centers	57,524
659.00	Taubman Centers, Inc.	51,877
		162,203

See accompanying notes to financial statements.

COMPASS EMP REC ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares		Value
	SHOPPING CENTERS - 10.6%
2,169.00	Acadia Realty Trust	$ 54,399
560.00	Federal Realty Investment Trust	58,251
1,987.00	Kimco Realty Corp.	38,389
915.00	Regency Centers Corp.	43,115
5,678.00	Retail Opportunity Investments Corp.	73,019
1,112.00	Saul Centers, Inc.	47,582
		314,755
	SINGLE TENANT - 4.1%
2,015.00	National Retail Properties, Inc.	62,868
1,443.00	Realty Income Corp.	58,023
		120,891
	STORAGE - 5.1%
1,273.00	Extra Space Storage, Inc.	46,324
374.00	Public Storage	54,215
801.00	Sovran Self Storage, Inc.	49,742
		150,281
	WAREHOUSE/INDUSTRIAL - 2.5%
804.00	EastGroup Properties, Inc.	43,263
3,066.00	Monmouth Real Estate Investment Corp.	31,764
		75,027

	TOTAL REITS - (Cost - $2,813,594)	2,902,021

	SHORT-TERM INVESTMENTS - 1.8%
	MONEY MARKET FUND - 1.8%
53,872	Fidelity Institutional Money Market Fund, 0.14% *	53,872
	TOTAL SHORT TERM INVESTMENTS (Cost - $53,872)

	TOTAL INVESTMENTS - 99.8% (Cost - $2,867,466)	$ 2,955,893
	OTHER ASSETS LESS LIABILITIES - 0.2%	6,791
	NET ASSETS - 100.0%	$ 2,962,684

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 89,005
	Unrealized depreciation	(578)
	Net unrealized appreciation	$ 88,427

* Money market fund; interest rate reflects seven day effective yield on December 31, 2012

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2012

Shares		Value
	COMMON STOCK - 97.8%
	ADVERTISING - 0.2%
527	Omnicom Group, Inc.	$ 26,329

	AEROSPACE/DEFENSE - 2.6%
489	B/E Aerospace, Inc. *	24,157
368	Boeing Co.	27,732
448	General Dynamics Corp.	31,033
433	L-3 Communications Holdings, Inc.	33,176
401	Lockheed Martin Corp.	37,008
503	Northrop Grumman Corp.	33,993
603	Raytheon Co.	34,709
484	Rockwell Collins, Inc.	28,154
720	Spirit Aerosystems Holdings, Inc. *	12,218
146	TransDigm Group, Inc.	19,909
314	United Technologies Corp.	25,751
		307,840
	AGRICULTURE - 1.5%
1,207	Altria Group, Inc.	37,924
867	Archer-Daniels-Midland Co.	23,747
371	Bunge Ltd.	26,968
191	Lorillard, Inc.	22,284
351	Philip Morris International, Inc.	29,358
818	Reynolds American, Inc.	33,890
		174,171
	APPAREL - 0.9%
360	Carter's, Inc.	20,034
214	Coach, Inc.	11,879
448	NIKE, Inc.	23,117
110	Ralph Lauren Corp.	16,491
248	Under Armour, Inc.	12,035
134	VF Corp.	20,230
		103,786
	AUTO MANUFACTURERS - 0.4%
2,034	Ford Motor Co.	26,340
469	PACCAR, Inc.	21,203
		47,543
	AUTO PARTS & EQUIPMENT - 0.7%
204	BorgWarner, Inc. *	14,610
576	Johnson Controls, Inc.	17,683
470	Lear Corp.	22,015
271	TRW Automotive Holdings Corp. *	14,528
245	WABCO Holdings, Inc. *	15,972
		84,808
	BANKS - 3.8%
806	Bank of New York Mellon Corp.	20,714
717	BB&T Corp.	20,872
439	BOK Financial Corp.	23,908
327	Capital One Financial Corp.	18,943
392	Citigroup, Inc.	15,507
575	Comerica, Inc.	17,445
743	Commerce Bancshares, Inc.	26,050
510	Cullen/Frost Bankers, Inc.	27,678
1,275	Fifth Third Bancorp	19,367
809	First Republic Bank.	26,519
2,676	Huntington Bancshares, Inc.	17,100
399	JPMorgan Chase & Co.	17,544
2,328	KeyCorp	19,602
288	M&T Bank Corp.	28,359
519	Northern Trust Corp.	26,033

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares		Value
	BANKS (Continued) - 3.8%
357	PNC Financial Services Group, Inc.	$ 20,817
443	State Street Corp.	20,825
565	SunTrust Banks, Inc.	16,018
795	US Bancorp	25,392
643	Wells Fargo & Co.	21,978
762	Zions Bancorporation	16,307
		446,978
	BEVERAGES - 2.2%
450	Beam, Inc.	27,490
475	Brown-Forman Corp.	30,044
1,078	Coca-Cola Co.	39,077
768	Coca-Cola Enterprises, Inc.	24,369
386	Constellation Brands, Inc. *	13,661
721	Dr Pepper Snapple Group, Inc.	31,854
158	Green Mountain Coffee Roasters, Inc. *	6,535
612	Molson Coors Brewing Co.	26,187
254	Monster Beverage Corp. *	13,432
644	PepsiCo., Inc.	44,069
		256,718
	BIOTECHNOLOGY - 1.1%
158	Alexion Pharmaceuticals, Inc. *	14,822
336	Amgen, Inc.	29,004
177	Biogen Idec, Inc. *	25,961
250	Celgene Corp. *	19,680
244	Gilead Sciences, Inc. *	17,922
385	Life Technologies Corp. *	18,896
		126,285
	CHEMICALS - 3.9%
325	Air Products & Chemicals, Inc.	27,307
305	Airgas, Inc.	27,844
312	Albemarle Corp.	19,381
357	Celanese Corp.	15,897
64	CF Industries Holdings, Inc.	13,002
283	Eastman Chemical Co.	19,258
468	Ecolab, Inc.	33,649
560	EI du Pont de Nemours & Co.	25,183
361	FMC Corp.	21,126
432	International Flavors & Fragrances, Inc.	28,745
308	Mosaic Co.	17,442
57	NewMarket Corp.	14,945
182	PPG Industries, Inc.	24,634
277	Praxair, Inc.	30,318
288	Rockwood Holdings, Inc.	14,244
817	RPM International, Inc.	23,987
178	Sherwin-Williams Co.	27,380
352	Sigma-Aldrich Corp.	25,900
412	Tronox Ltd.	7,519
897	Valhi, Inc.	11,213
177	Westlake Chemical Corp.	14,036
292	WR Grace & Co. *	19,631
		462,641
	COAL - 0.2%
412	CONSOL Energy, Inc.	13,225
427	Peabody Energy Corp.	11,362
		24,587
	COMMERCIAL SERVICES - 4.1%
227	Alliance Data Systems Corp. *	32,861
654	Automatic Data Processing, Inc.	37,285
575	Corrections Corp of America	20,395

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares		Value
	COMMERCIAL SERVICES (Continued) - 4.1%
517	Equifax, Inc.	$ 27,980
467	FleetCor Technologies, Inc. *	25,055
499	Gartner, Inc. *	22,964
1,313	Genpact Ltd.	20,351
503	Global Payments, Inc.	22,786
653	Iron Mountain, Inc.	20,276
46	Mastercard, Inc.	22,599
438	Moody's Corp.	22,040
1,002	Paychex, Inc.	31,202
831	Quanta Services, Inc. *	22,678
680	Robert Half International, Inc.	21,638
1,059	Rollins, Inc.	23,340
994	SEI Investments Co.	23,200
1,242	Total System Services, Inc.	26,604
399	Towers Watson & Co.	22,428
593	Verisk Analytics, Inc. *	30,243
1,211	Western Union Co.	16,482
		492,407
	COMPUTERS - 1.9%
28	Apple, Inc.	14,925
1,355	Cadence Design Systems, Inc.	18,306
192	Cognizant Technology Solutions Corp.	14,218
1,501	Dell, Inc.	15,205
622	EMC Corp.	15,737
457	Fortinet, Inc.	9,629
209	IHS, Inc.	20,064
156	International Business Machines Corp.	29,882
387	MICROS Systems, Inc.	16,424
395	NetApp, Inc.	13,252
279	SanDisk Corp.	12,153
791	Synopsys, Inc.	25,185
196	Teradata Corp.	12,130
270	Western Digital Corp.	11,472
		228,582
	COSMETICS/PERSONAL CARE - 0.8%
394	Colgate-Palmolive Co.	41,189
329	Estee Lauder Cos., Inc.	19,694
560	Procter & Gamble, Co.	38,018
		98,901
	DISTRIBUTION/WHOLESALE - 0.9%
454	Arrow Electronics, Inc. *	17,288
420	Fastenal Co.	19,610
78	Fossil, Inc. *	7,262
451	Genuine Parts Co.	28,675
970	LKQ Corp. *	20,467
88	WW Grainger, Inc.	17,809
		111,111
	DIVERSIFIED FINANCIAL SERVICES - 2.9%
166	Affiliated Managers Group, Inc.	21,605
420	American Express Co.	24,142
318	Ameriprise Financial, Inc.	19,916
131	BlackRock, Inc.	27,079
1,308	Charles Schwab Corp.	18,783
388	CME Group, Inc.	19,675
534	Discover Financial Services	20,586
162	Franklin Resources, Inc.	20,363
157	IntercontinentalExchange, Inc.	19,438
744	Invesco Ltd.	19,411
949	NASDAQ OMX Group, Inc.	23,734

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares		Value
	DIVERSIFIED FINANCIAL SERVICES (Continued) - 2.9%
858	NYSE Euronext	$ 27,061
654	Ocwen Financial Corp. *	22,622
506	Raymond James Financial, Inc.	19,496
355	T Rowe Price Group, Inc.	23,121
1,135	TD Ameritrade Holding Corp.	19,079
		346,111
	ELECTRIC - 8.6%
950	Alliant Energy Corp.	41,715
897	American Electric Power Co., Inc.	38,284
1,722	CMS Energy Corp.	41,982
810	Consolidated Edison, Inc.	44,987
885	Dominion Resources, Inc.	45,843
722	DTE Energy Co.	43,356
661	Duke Energy Corp.	42,172
987	Exelon Corp.	29,353
754	FirstEnergy Corp.	31,487
729	Integrys Energy Group, Inc.	38,068
416	ITC Holdings Corp.	31,995
1,600	MDU Resources Group, Inc.	33,984
371	National Fuel Gas Co.	18,806
674	NextEra Energy, Inc.	46,634
913	Northeast Utilities	35,680
669	OGE Energy Corp.	37,671
2,357	Pepco Holdings, Inc.	46,221
911	PG&E Corp.	36,604
1,430	PPL Corp.	40,941
1,119	Public Service Enterprise Group, Inc.	34,241
999	SCANA Corp.	45,594
1,083	Southern Co.	46,363
2,205	TECO Energy, Inc.	36,956
1,579	Westar Energy, Inc.	45,191
1,245	Wisconsin Energy Corp.	45,878
1,582	Xcel Energy, Inc.	42,255
		1,022,261
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.0%
667	AMETEK, Inc.	25,059
464	Emerson Electric Co.	24,573
289	Energizer Holdings, Inc.	23,114
329	Hubbell, Inc.	27,843
778	Molex, Inc.	21,263
		121,852
	ELECTRONICS - 1.3%
428	Agilent Technologies, Inc.	17,522
290	Amphenol Corp.	18,763
595	Avnet, Inc. *	18,213
694	Jabil Circuit, Inc.	13,387
115	Mettler-Toledo International, Inc. *	22,230
343	Thermo Fisher Scientific, Inc.	21,877
313	Trimble Navigation Ltd. *	18,711
241	Waters Corp.*	20,996
		151,699
	ENGINEERING & CONSTRUCTION - 0.4%
312	Fluor Corp.	18,327
444	Jacobs Engineering Group, Inc.	18,901
438	KBR, Inc.	13,105
		50,333
	ENTERTAINMENT - 0.2%
380	Dolby Laboratories, Inc.	11,145
915	International Game Technology	12,966
		24,111

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares		Value
	ENVIRONMENTAL CONTROL - 1.1%
770	Republic Services, Inc.	$ 22,584
344	Stericycle, Inc. *	32,085
1,063	Waste Connections, Inc.	35,919
1,029	Waste Management, Inc.	34,718
		125,306
	FOOD - 4.1%
1,141	Campbell Soup Co.	39,809
1,177	General Mills, Inc.	47,563
513	Hershey Co.	37,049
740	HJ Heinz Co.	42,683
1,398	Hormel Foods Corp.	43,632
486	Ingredion, Inc.	31,313
326	JM Smucker Co.	28,114
680	Kellogg Co.	37,978
674	McCormick & Co., Inc.	42,819
1,557	Mondelez International, Inc.	39,657
1,019	Safeway, Inc.	18,434
1,205	Sysco Corp.	38,150
1,230	Tyson Foods, Inc.	23,862
188	Whole Foods Market, Inc.	17,170
		488,233
	FOREST PRODUCTS & PAPER - 0.2%
584	International Paper Co.	23,267

	GAS - 1.2%
1,549	CenterPoint Energy, Inc.	29,818
1,286	NiSource, Inc.	32,009
1,968	Questar Corp.	38,888
554	Sempra Energy	39,301
		140,016
	HAND/MACHINE TOOLS - 0.5%
449	Lincoln Electric Holdings, Inc.	21,857
299	Snap-On, Inc.	23,618
256	Stanley Black & Decker, Inc.	18,936
		64,411
	HEALTHCARE PRODUCTS - 3.3%
482	Baxter International, Inc.	32,130
497	Becton Dickinson and Co.	38,860
831	CareFusion Corp. *	23,750
246	Cooper Cos, Inc.	22,750
713	DENTSPLY International, Inc.	28,242
146	Edwards Lifesciences Corp. *	13,165
360	Henry Schein, Inc. *	28,966
243	IDEXX Laboratories, Inc. *	22,550
38	Intuitive Surgical, Inc. *	18,634
660	Medtronic, Inc.	27,073
786	Patterson Cos, Inc.	26,905
451	ResMed, Inc.	18,748
483	St Jude Medical, Inc.	17,456
520	Stryker Corp.	28,506
319	Varian Medical Systems, Inc. *	22,407
398	Zimmer Holdings, Inc.	26,531
		396,673
	HEALTHCARE SERVICES - 2.2%
510	Aetna, Inc.	23,613
482	Cigna Corp.	25,768
341	Coventry Health Care, Inc.	15,287
266	DaVita HealthCare Partners, Inc. *	29,401
See accompanying notes to financial statements.

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares		Value
	HEALTHCARE SERVICES (Continued) - 2.2%
463	HCA Holdings, Inc.	$ 13,969
248	Humana, Inc.	17,020
296	Laboratory Corp. of America Holdings *	25,640
323	MEDNAX, Inc. *	25,685
423	Quest Diagnostics, Inc.	24,648
438	UnitedHealth Group, Inc.	23,757
445	Universal Health Services, Inc.	21,516
295	WellPoint, Inc.	17,971
		264,275
	HOME BUILDERS - 0.4%
635	DR Horton, Inc.	12,560
342	Lennar Corp.	13,225
19	NVR, Inc. *	17,480
		43,265
	HOUSEHOLD PRODUCTS - 1.2%
552	Church & Dwight Co., Inc.	29,571
681	Clorox Co.	49,863
413	Jarden Corp.	21,352
560	Kimberly-Clark Corp.	47,281
		148,067
	INSURANCE - 4.4%
387	Aflac, Inc.	20,557
103	Alleghany Corp. *	34,548
859	American Financial Group, Inc.	33,948
980	Arthur J Gallagher & Co.	33,957
454	Berkshire Hathaway, Inc. *	40,724
1,026	Brown & Brown, Inc.	26,122
436	Chubb Corp.	32,840
1,051	CNA Financial Corp.	29,439
1,552	Fidelity National Financial, Inc.	36,550
959	HCC Insurance Holdings, Inc.	35,684
735	Loews Corp.	29,951
898	Marsh & McLennan Cos., Inc.	30,954
678	Principal Financial Group, Inc.	19,337
1,308	Progressive Corp.	27,599
431	Reinsurance Group of America, Inc.	23,067
606	Torchmark Corp.	31,312
855	WR Berkley Corp.	32,268
		518,857
	INTERNET - 1.7%
60	Amazon.com, Inc. *	15,068
331	eBay, Inc. *	16,888
73	Equinix, Inc. *	15,053
125	F5 Networks, Inc. *	12,144
31	Google, Inc. *	21,990
400	IAC/InterActiveCorp	18,920
21	Priceline.com, Inc. *	13,045
199	Rackspace Hosting, Inc. *	14,780
866	Symantec Corp. *	16,289
434	TIBCO Software, Inc. *	9,552
271	TripAdvisor, Inc. *	11,371
1,610	Yahoo!, Inc. *	32,039
		197,139
	INVESTMENT COMPANIES - 0.3%
1,962	Ares Capital Corp.	34,335

	IRON/STEEL - 0.5%
296	Cliffs Natural Resources, Inc.	11,414
595	Nucor Corp.	25,692
294	Reliance Steel & Aluminum Co.	18,257
		55,363

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares		Value
	LEISURE TIME - 0.3%
405	Harley-Davidson, Inc.	$ 19,780
179	Polaris Industries, Inc.	15,063
		34,843
	LODGING - 0.7%
485	Hyatt Hotels Corp.	18,706
336	Las Vegas Sands Corp.	15,510
274	Starwood Hotels & Resorts Worldwide, Inc.	15,717
396	Wyndham Worldwide Corp.	21,071
143	Wynn Resorts Ltd.	16,086
		87,090
	MACHINERY CONSTRUCTION & MINING - 0.3%
213	Caterpillar, Inc.	19,081
211	Joy Global, Inc.	13,458
		32,539
	MACHINERY DIVERSIFIED - 1.8%
321	AGCO Corp.	15,768
145	Cummins, Inc.	15,711
270	Deere & Co.	23,333
156	Flowserve Corp.	22,901
518	IDEX Corp.	24,103
266	Nordson Corp.	16,790
253	Rockwell Automation, Inc.	21,249
250	Roper Industries, Inc.	27,870
241	Wabtec Corp.	21,097
841	Xylem, Inc.	22,791
		211,613
	MEDIA - 3.4%
914	Cablevision Systems Corp.	13,655
557	CBS Corp.	21,194
810	Comcast Corp.	30,278
514	DIRECTV	25,782
386	Discovery Communications, Inc.	24,503
567	DISH Network Corp.	20,639
184	FactSet Research Systems, Inc.	16,203
1,024	Gannett Co, Inc.	18,442
230	Liberty Media Corp - Liberty Capital	26,682
528	McGraw-Hill Cos., Inc.	28,866
753	Nielsen Holdings NV	23,034
349	Scripps Networks Interactive, Inc.	20,214
5,955	Sirius XM Radio, Inc.	17,210
291	Time Warner Cable, Inc.	28,282
635	Time Warner, Inc.	30,372
479	Viacom, Inc.	25,262
566	Walt Disney Co.	28,181
		398,799
	METAL FABRICATE / HARDWARE - 0.5%
157	Precision Castparts Corp.	29,739
301	Timken Co.	14,397
145	Valmont Industries, Inc.	19,800
		63,936
	MINING - 0.2%
367	Freeport-McMoRan Copper & Gold, Inc.	12,551
174	Royal Gold, Inc.	14,148
		26,699

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares		Value
	MISCELLANEOUS MANUFACTURING - 2.8%
411	3M Co.	$ 38,161
647	Aptargroup, Inc.	30,875
322	Carlisle Cos, Inc.	18,921
505	Danaher Corp.	28,230
574	Donaldson Co, Inc.	18,850
370	Dover Corp.	24,313
725	Eaton Corp PLC	39,295
1,265	General Electric Co.	26,552
395	Illinois Tool Works, Inc.	24,020
854	Leggett & Platt, Inc.	23,246
406	Pall Corp.	24,466
217	Parker Hannifin Corp.	18,458
248	SPX Corp.	17,397
		332,784
	OFFICE & BUSINESS EQUIPMENT - 0.1%
2,349	Xerox Corp.	16,020

	OIL & GAS - 2.7%
209	Apache Corp.	16,407
251	Cabot Oil & Gas Corp.	12,485
248	Chevron Corp.	26,819
188	Cimarex Energy Co.	10,853
483	ConocoPhillips	28,009
743	Denbury Resources, Inc. *	12,037
300	Devon Energy Corp.	15,612
318	Diamond Offshore Drilling, Inc.	21,611
299	Energen Corp.	13,482
132	EOG Resources, Inc.	15,944
293	EQT Corp.	17,281
377	Exxon Mobil, Inc.	32,629
284	Helmerich & Payne, Inc.	15,907
349	HollyFrontier Corp.	16,246
595	Marathon Oil Corp.	18,243
378	Newfield Exploration Co. *	10,123
213	Occidental Petroleum Corp.	16,318
413	Rowan Cos Plc	12,915
246	Whiting Petroleum Corp. *	10,669
		323,590
	OIL & GAS SERVICE - 1.3%
327	Baker Hughes, Inc.	13,355
265	Cameron International Corp. *	14,962
314	Dresser-Rand Group, Inc. *	17,628
362	FMC Technologies, Inc. *	15,504
492	Halliburton Co.	17,067
195	National Oilwell Varco, Inc.	13,328
350	Oceaneering International, Inc.	18,827
180	Oil States International, Inc. *	12,877
253	Schlumberger Ltd.	17,530
499	Superior Energy Services, Inc. *	10,339
		151,417
	PACKAGING & CONTAINERS - 0.5%
646	Ball Corp.	28,909
735	Crown Holdings, Inc.	27,055
		55,964
	PHARMACEUTICALS - 4.0%
625	Abbott Laboratories	40,938
317	Allergan, Inc./United States	29,078
762	AmerisourceBergen Corp.	32,903
816	Bristol-Myers Squibb Co.	26,593
779	Cardinal Health, Inc.	32,079
736	Eli Lilly & Co.	36,300
316	Express Scripts Holding Co. *	17,064

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares		Value
	PHARMACEUTICALS - 4.0% (Continued)
838	Forest Laboratories, Inc. *	$ 29,598
792	Johnson & Johnson	55,519
378	McKesson Corp.	36,651
279	Mead Johnson Nutrition Co.	18,383
778	Merck & Co, Inc.	31,851
923	Mylan, Inc. *	25,364
218	Perrigo Co.	22,679
1,708	Pfizer, Inc.	42,837
		477,837
	PIPELINES - 0.5%
644	ONEOK , Inc.	27,531
1,153	Spectra Energy Corp.	31,569
		59,100
	REAL ESTATE - 0.1%
714	CBRE Group, Inc.	14,209

	RETAIL - 7.5%
571	American Eagle Outfitters, Inc.	11,711
495	AutoNation, Inc. *	19,652
75	AutoZone, Inc.*	26,582
221	Bed Bath & Beyond, Inc. *	12,356
256	Cabela's, Inc. *	10,688
584	CarMax, Inc. *	21,923
39	Chipotle Mexican Grill, Inc. *	11,601
923	Copart, Inc. *	27,229
339	Costco Wholesale Corp.	33,483
620	CVS Caremark Corp.	29,977
435	Darden Restaurants, Inc.	19,605
343	Dick's Sporting Goods, Inc.	15,603
219	Dillard's, Inc.	18,346
492	Dollar General Corp. *	21,692
491	Dollar Tree, Inc. *	19,915
329	Family Dollar Stores, Inc.	20,862
555	Foot Locker, Inc.	17,827
450	Gap, Inc.	13,968
336	GNC Holdings, Inc.	11,182
482	Home Depot, Inc.	29,812
376	Kohl's Corp.	16,160
624	Lowe's Cos., Inc.	22,164
427	Ltd Brands, Inc.	20,095
465	Macy's, Inc.	18,144
395	McDonald's Corp.	34,843
295	MSC Industrial Direct Co., Inc.	22,237
386	Nordstrom, Inc.	20,651
208	O'Reilly Automotive, Inc. *	18,599
111	Panera Bread Co. *	17,630
308	PetSmart, Inc.	21,049
179	PVH Corp.	19,871
359	Ross Stores, Inc.	19,440
797	Sally Beauty Holdings, Inc. *	18,785
1,275	Staples, Inc.	14,535
344	Starbucks Corp.	18,445
517	Target Corp.	30,591
261	Tiffany & Co.	14,966
513	TJX Cos., Inc.	21,777
146	Tractor Supply Co.	12,901
174	Ulta Salon Cosmetics & Fragrance, Inc.	17,097
299	Urban Outfitters, Inc. *	11,769
554	Walgreen Co.	20,503
424	Wal-Mart Stores, Inc.	28,930
335	Williams-Sonoma, Inc.	14,663
337	Yum! Brands, Inc.	22,377
		892,236

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares		Value
	SAVINGS & LOANS - 0.4%
1,878	New York Community Bancorp, Inc.	$ 24,602
2,288	People's United Financial, Inc.	27,662
		52,264
	SEMICONDUCTORS - 2.6%
418	Altera Corp.	14,396
617	Analog Devices, Inc.	25,951
1,809	Applied Materials, Inc.	20,695
422	Broadcom Corp.	14,015
428	Cree, Inc.	14,543
1,111	Intel Corp.	22,920
386	KLA-Tencor Corp.	18,435
559	Lam Research Corp.	20,197
663	Linear Technology Corp.	22,741
756	Maxim Integrated Products, Inc.	22,226
747	Microchip Technology, Inc.	24,345
1,185	NVIDIA Corp.	14,564
359	QUALCOMM, Inc.	22,265
397	Skyworks Solutions, Inc.	8,059
687	Texas Instruments, Inc.	21,256
626	Xilinx, Inc.	22,473
		309,081
	SOFTWARE - 2.5%
1,813	Activision Blizzard, Inc.	19,254
653	Adobe Systems, Inc. *	24,605
243	ANSYS, Inc. *	16,364
369	Autodesk, Inc. *	13,044
456	BMC Software, Inc. *	18,085
828	CA, Inc.	18,199
242	Cerner Corp. *	18,789
174	Citrix Systems, Inc. *	11,441
185	Dun & Bradstreet Corp.	14,550
832	Fidelity National Information Services, Inc.	28,962
420	Fiserv, Inc. *	33,193
247	Informatica Corp. *	7,489
603	MSCI, Inc. *	18,687
736	Oracle Corp.	24,524
219	Red Hat, Inc. *	11,598
181	SolarWinds, Inc. *	9,493
131	VMware, Inc. *	12,332
		300,609
	TELECOMMUNICATIONS - 2.1%
1,210	Amdocs Ltd.	41,128
779	CenturyLink, Inc.	30,474
958	Cisco Systems, Inc.	18,825
1,388	Corning, Inc.	17,517
463	Crown Castle International Corp. *	33,410
2,630	Frontier Communications Corp	11,256
662	Juniper Networks, Inc. *	13,022
787	MetroPCS Communications, Inc. *	7,823
467	Motorola Solutions, Inc.	26,003
1,037	TW telecom, Inc. *	26,412
587	United States Cellular Corp. *	20,686
		246,556
	TEXTILES - 0.4%
698	Cintas Corp.	28,548
208	Mohawk Industries, Inc. *	18,818
		47,366

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares		Value
	TOYS & GAMES - 0.2%
616	Mattel, Inc.	$ 22,558

	TRANSPORTATION - 1.8%
357	CH Robinson Worldwide, Inc.	22,570
866	CSX Corp.	17,086
522	Expeditors International of Washington, Inc.	20,645
269	FedEx Corp.	24,673
441	JB Hunt Transport Services, Inc.	26,332
207	Kansas City Southern	17,280
317	Norfolk Southern Corp.	19,603
186	Union Pacific Corp.	23,384
504	United Parcel Service, Inc.	37,160
		208,733
	WATER - 0.6%
966	American Water Works Co., Inc.	35,868
1,464	Aqua America, Inc.	37,215
		73,083

	TOTAL COMMON STOCK (Cost - $11,538,583)	11,647,187

	SHORT-TERM INVESTMENTS - 2.2%
	MONEY MARKET FUND - 2.2%
259,508	Fidelity Institutional Money Market Funds, 0.14% **	$ 259,508
	TOTAL SHORT-TERM INVESTMENTS (Cost - $259,508)

	TOTAL INVESTMENTS - 100.0% (Cost- $11,798,091) (a)	$ 11,906,695
	OTHER ASSETS LESS LIABILITIES - 0.0%	(3,472)
	NET ASSETS - 100.0%	$ 11,903,223

	* Non-income producing security
	** Money market fund; interest rate reflects seven day effective yield on December 31, 2012

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 248,887
	Unrealized depreciation	(140,283)
	Net unrealized appreciation	$ 108,604

See accompanying notes to financial statements.

COMPASS EMP LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2012

Shares		Value
	MUTUAL FUNDS - 4.1%
20,723	Compass EMP Ultra Short-Term Fixed Income Fund	$ 207,232
	TOTAL MUTUAL FUNDS (Cost - $207,232)

	BONDS & NOTES - 40.9%
Par Value	BANKS - 21.4%
150,000	ABN Amro Bank NV, 3.00%, 1/31/14	152,446
50,000	Capital One Financial Corp., 2.125%, 7/15/14	50,885
50,000	Citigroup, Inc., 6.375%, 8/12/14	53,958
40,000	First Horizon National Corp., 4.50%, 5/15/13	40,450
100,000	Goldman Sachs Group, Inc., 5.50%, 11/15/14	107,596
500,000	Morgan Stanley, 2.875%, 1/24/14	508,185
60,000	Morgan Stanley, 6.00%, 4/28/15	65,226
100,000	Morgan Stanley, 4.00%, 7/24/15	104,647
		1,083,393
	DIVSERSIFIED FINANCIAL - 16.4%
100,000	Ford Motor Credit Co. LLC., 3.875%, 1/15/15	104,087
100,000	Ford Motor Credit Co. LLC., 12.0%, 5/15/15	122,817
80,000	Harley-Davidson Funding Corp., 5.75%, 12/15/14	87,288
100,000	Jefferies Group, Inc., 5.875%, 6/8/14	105,110
100,000	Merrill Lynch & Co., Inc., 5.45%, 7/15/14	105,671
300,000	SLM Corp., 5.0%, 10/1/13	307,257
		832,230
	MINING - 2.7%
125,000	Anglo American Capital PLC, 9.375%, 4/8/14	137,415

	TELECOMMUNICATIONS - 0.4%
20,000	Deutsche Telekom International Finance BV, 4.875%, 7/8/14	21,159

	TOTAL BONDS & NOTES (Cost - $2,080,309)	2,074,197

	SHORT-TERM INVESTMENTS - 35.5%
Shares	CERTIFICATES OF DEPOSIT - 15.8%
150,000	Banco Bilbao Vizcaya Argentaria/New York NY, 3/11/13	150,000
200,000	Banco Bilbao Vizcaya Argentaria/New York NY, 6/18/13	199,999
450,000	Intesa Sanpaolo NY, 9/18/13	450,000
	TOTAL BANKS (Cost - $799,999)	799,999

	COMMERCIAL PAPERS - 19.7%
250,000	ENI Finance USA, Inc., 5/13/13	249,175
250,000	Hasbro Corp., 1/2/13	249,994
250,000	Nissan Motors, 1/24/13	249,824
250,000	Romulus Funding Corp., 1/22/13	249,861
	TOTAL COMMERCIAL PAPERS (Cost- $998,854)	998,854

	MONEY MARKET FUND - 9.8%
499,367	Fidelity Institutional Money Market Funds (Cost - $499,367) **	499,367

	TOTAL SHORT TERM INVESTMENTS (Cost - $2,298,220)	2,298,220

	TOTAL INVESTMENTS - 90.3% (Cost - $4,585,761) (a)	$ 4,579,649
	OTHER ASSETS LESS LIABILITIES - 9.7%	493,561
	NET ASSETS - 100.0%	$ 5,073,210

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding futures contracts)
is substantially the same and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ -
	Unrealized depreciation	(6,112)
	Net unrealized depreciation	$ (6,112)
* Non-income producing securities
** Money market fund; interest rate reflects seven day effective yield on December 31, 2012

See accompanying notes to financial statements.

COMPASS EMP LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Value	(Depreciation)
	LONG FUTURES CONTRACTS - 0.15%
	Equity Futures - 0.15%
1	Dax Index Future, March 2013	$ 251,239	$ 593
8	DJIA Index Future Mini, March 2013	521,080	(5,520)
4	Emerging Market Future, March 2013	214,700	5,900
3	FTSE 100 Index, March 2013	285,037	(2,169)
2	Hang Seng Index Future, January 2013	292,538	1,458
8	MSCI Taiwan Index, January 2013	220,000	2,000
8	Nasdaq 100 E-Mini, March 2013	424,840	(1,624)
4	Nikkei 225, March 2013	239,856	20,021
5	Russell Mini Future, March 2013	423,300	10,450
7	S&P E-Mini Future, March 2013	497,000	(385)
2	S&P/TSX 60 IX Future, March 2013	285,760	2,764
2	SPI 200, March 2013	239,640	2,648
	TOTAL LONG FUTURES CONTRACTS	3,894,990	36,136

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2012

Shares		Value
	COMMON STOCK - 50.1%
	ADVERTISING - 0.2%
527	Dentsu, Inc.	$ 14,042
333	JCDecaux SA	7,900
		21,942
	AEROSPACE/DEFENSE - 0.3%
256	European Aeronautic Defence and Space Co. NV	9,962
130	MTU Aero Engines Holding AG	11,819
436	Saab AB	9,043
		30,824
	AGRICULTURE - 0.8%
290	British American Tobacco PLC	14,705
82,762	CP Pokphand Co. Ltd.	10,144
4,783	First Resources Ltd.	7,812
78,756	GMG Global Ltd.	8,511
17,417	Golden Agri-Resources Ltd.	9,268
8,101	Indofood Agri Resources Ltd.	8,821
336	Japan Tobacco, Inc.	9,477
311	Swedish Match AB	10,418
		79,156
	APPAREL - 0.7%
116	Adidas AG	10,303
174	Gerry Weber International AG	8,379
77	Hugo Boss AG	8,105
90	Michael Kors Holdings Ltd. *	4,593
834	Prada SpA	7,957
4,728	Stella International Holdings Ltd.	12,810
65	Tod's SpA	8,197
2,703	Yue Yuen Industrial Holdings Ltd.	9,032
		69,376
	AUTO MANUFACTURERS - 1.4%
96	Bayerische Motoren Werke AG	9,235
666	Daihatsu Motor Co Ltd.	13,172
147	Daimler AG	8,012
586	Fiat Industrial SpA	6,381
1,009	Fuji Heavy Industries Ltd.	12,550
293	Honda Motor Co. Ltd.	10,652
1,821	Isuzu Motors Ltd.	10,756
1,086	Nissan Motor Co. Ltd.	10,181
403	Scania AB	8,309
638	Suzuki Motor Corp.	16,534
290	Toyota Motor Corp.	13,426
47	Volkswagen AG	10,090
527	Volvo AB	7,184
		136,482
	AUTO PARTS & EQUIPMENT - 1.3%
150	Autoliv, Inc.	10,108
643	Brembo SpA	8,253
480	Bridgestone Corp.	12,340
655	China Yuchai International Ltd.	10,329
66	Continental AG	7,626
302	Delphi Automotive PLC *	11,551
298	Denso Corp.	10,241
252	ElringKlinger AG	8,455
295	Mekonomen AB	9,352
145	Nokian Renkaat OYJ	5,757
547	Pirelli & C. SpA	6,245
796	Sumitomo Electric Industries Ltd.	9,091
396	Toyota Industries Corp.	12,501
144	Valeo SA	7,149
		128,998

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares		Value
	BANKS - 3.7%
242	Aareal Bank AG *	$ 4,989
5,109	Banca Carige SpA	5,193
464	Banca Generali SpA	7,902
2,002	Banco de Sabadell SA *	5,216
4,265	Banco Popular Espanol SA *	3,297
759	Banco Santander SA	6,107
2,537	Bank Hapoalim BM	10,839
3,110	Bank Leumi Le-Israel BM *	10,555
2,858	Bank of Yokohama Ltd. *	13,182
108	BNP Paribas SA	6,067
1,698	CaixaBank	5,906
928	Credito Emiliano SpA	5,026
1,207	DBS Group Holdings Ltd.	14,664
146	Deutsche Bank AG	6,346
574	DNB ASA	7,259
1,168	HSBC Holdings PLC	12,276
6,937	Israel Discount Bank Ltd. *	11,409
2,152	Mitsubishi UFJ Financial Group Inc	11,468
1,079	Mizrahi Tefahot Bank Ltd. *	11,124
6,071	Mizuho Financial Group, Inc.	11,018
475	National Australia Bank Ltd.	12,330
1,512	Natixis	5,086
827	Nordea Bank AB	7,884
1,979	Oversea-Chinese Banking Corp Ltd.	15,764
523	Pohjola Bank PLC	7,734
132	Raiffeisen Bank International AG	5,477
3,101	Resona Holdings, Inc.	14,051
1,565	Shizuoka Bank Ltd.	15,214
936	Skandinaviska Enskilda Banken AB	7,939
144	Societe Generale SA *	5,383
1,797	Spar Nord Bank A/S *	8,134
1,472	SpareBank 1 SMN	9,202
1,562	SpareBank 1 SR Bank ASA	10,438
368	Sumitomo Mitsui Financial Group, Inc.	13,251
2,845	Sumitomo Mitsui Trust Holdings, Inc.	9,899
243	Svenska Handelsbanken AB	8,670
463	Swedbank AB	9,027
617	UBS AG	9,625
779	United Overseas Bank Ltd.	12,634
		357,585
	BEVERAGES - 0.7%
140	Anheuser-Busch InBev NV	12,140
776	Asahi Group Holdings Ltd	16,478
1,327	Davide Campari-Milano SpA	10,153
1,485	Fraser and Neave Ltd.	11,792
196	Heineken NV	13,049
		63,612
	BIOTECHNOLOGY - 0.1%
332	Novozymes A/S	9,345

	BUILDING MATERIALS - 0.5%
1,361	Asahi Glass Co. Ltd.	9,848
347	Daikin Industries Ltd.	11,801
52	Geberit AG	11,448
6,651	Hong Leong Asia Ltd.	9,148
530	Nibe Industrier AB	7,567
		49,812

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares		Value
	CHEMICALS - 1.6%
2,572	Asahi Kasei Corp.	$ 15,073
106	BASF SE	9,949
74	Brenntag AG	9,706
586	Clariant AG	7,911
22,578	Fufeng Group Ltd.	9,962
716	Israel Chemicals Ltd.	8,561
182	K+S AG	8,359
500	Kemira OYJ	7,756
192	Koninklijke DSM NV	11,597
74	Lanxess AG	6,471
61	Linde AG	10,621
211	Nitto Denko Corp.	10,293
224	SGL Carbon SE	8,876
213	Shin-Etsu Chemical Co. Ltd.	12,877
289	Symrise AG	10,320
155	Yara International ASA	7,623
		155,955
	COAL - 0.1%
1,022	New World Resources PLC	5,601

	COMMERCIAL SERVICES - 1.4%
595	Abertis Infraestructuras SA	9,748
148	Adecco SA	7,772
995	Ashtead Group PLC	6,891
467	Atlantia SpA	8,421
519	Autostrada Torino-Milano SpA	5,347
8,804	CWT Ltd.	8,829
6,667	Ezion Holdings Ltd.	9,197
291	Hamburger Hafen und Logistik AG	6,840
687	Intrum Justitia AB	10,230
1,382	Prosegur Cia de Seguridad SA	8,094
1,057	Securitas AB	9,201
141,640	Shenzhen International Holdings Ltd.	14,802
4,664	SIA Engineering Co. Ltd.	16,724
185	VistaPrint NV *	6,079
465	Wirecard AG	11,378
		139,553
	COMPUTERS - 0.4%
194	Accenture PLC	12,901
584	Indra Sistemas SA	7,719
143	Ingenico	8,111
187	Seagate Technology PLC	5,700
157	Wincor Nixdorf AG	7,342
		41,773
	COSMETICS - 0.1%
532	Kao Corp.	13,830

	DISTRIBUTION - 1.2%
4,738	Digital China Holdings Ltd.	8,081
1,156	ITOCHU Corp.	12,120
259	Jardine Cycle & Carriage Ltd.	10,209
1,061	MARR SpA	11,057
1,604	Marubeni Corp.	11,384
560	Mitsubishi Corp.	10,661
853	Mitsui & Co Ltd.	12,651
946	Sumitomo Corp.	12,029
8,550	Tat Hong Holdings Ltd.	9,484
543	Toyota Tsusho Corp.	13,269
		110,945

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares		Value
	DIVERSIFIED FINANCIAL SERVICES - 1.0%
561	Azimut Holding SpA	$ 8,022
946	BinckBank NV	7,756
390	Bolsas y Mercados Espanoles SA	9,492
5,821	COSCO Pacific Ltd.	8,291
129	Deutsche Boerse AG	7,839
13,575	Far East Horizon Ltd.	10,929
804	Hong Kong Exchanges and Clearing Ltd.	13,682
112	ORIX Corp	12,545
2,433	Singapore Exchange Ltd.	13,963
		92,519
	ELECTRIC - 0.9%
2,976	EDP - Energias de Portugal SA	8,990
408	Endesa SA	9,079
1,869	Enel SpA	7,736
445	Fortum OYJ	8,300
5,707	Hera SpA	9,214
1,334	Iberdrola SA	7,382
8,706	Infratil Ltd.	16,232
180	Red Electrica Corp SA	8,856
397	Verbund AG	9,898
		85,687
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
1,612	Hitachi Ltd.	9,391
242	Legrand SA	10,175
141	Leoni AG	5,310
985	Mitsubishi Electric Corp.	8,323
153	Nidec Corp.	8,843
		42,042
	ELECTRONICS - 1.2%
262	Axis Communications AB	7,139
1,375	Flextronics International Ltd.	8,539
251	Garmin Ltd.	10,246
630	Hoya Corp.	12,300
50	Keyence Corp.	13,796
143	Kyocera Corp.	12,497
2,499	Premier Farnell PLC	7,897
352	Rexel SA	7,169
296	TE Connectivity Ltd.	10,988
514	Tyco International Ltd.	15,035
1,900	Venture Corp Ltd.	12,537
		118,143
	ENERGY ALTERNATE SOURCES - 0.2%
2,958	Ence Energia y Celulosa S.A	8,311
3,849	Enel Green Power SpA	7,133
		15,444
	ENGINEERING & CONSTRUCTION - 2.5%
530	ABB Ltd.	10,863
288	Abengoa SA	908
1,152	Abengoa SA *	3,556
282	Aker Solutions ASA	5,719
400	Arcadis NV	9,439
913	Astaldi SpA	6,088
110	Bilfinger SE	10,592
289	Bouygues SA	8,539
234	Chicago Bridge & Iron Co NV	10,846
705	Ferrovial SA	10,416
286	Foster Wheeler AG *	6,956
147	Fraport AG Frankfurt Airport Services Worldwide	8,519
17,990	Guthrie GTS Ltd.	9,647
354	JGC Corp.	10,950

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares		Value
	ENGINEERING & CONSTRUCTION (Continued) - 2.5%
383	JM AB	$ 6,791
2,248	Kvaerner ASA	6,542
471	Leighton Holdings Ltd.	8,720
248	Obrascon Huarte Lain SA	7,181
1,560	Peab AB	7,434
6,609	SATS Ltd.	15,637
2,399	SembCorp Industries Ltd.	10,311
5,428	Shikun & Binui Ltd.	10,045
5,375	Singapore Technologies Engineering Ltd.	16,765
574	Skanska AB	9,358
162	Tecnicas Reunidas SA	7,497
6,584	United Engineers Ltd.	18,111
302	YIT OYJ	5,876
		243,306
	ENTERTAINMENT - 0.3%
268	Betsson AB	8,249
9,201	Genting Singapore PLC	10,395
371	Lottomatica Group SpA	8,417
586	OPAP SA	4,174
		31,235
	ENVIRONMENTAL CONTROL - 0.2%
7,167	Hyflux Ltd.	7,510
929	Tomra Systems ASA	8,277
		15,787
	FOOD - 2.2%
1,594	Austevoll Seafood ASA	8,103
15,486	China Fishery Group Ltd.	6,909
322	Chr Hansen Holding A/S	10,459
1,457	Distribuidora Internacional de Alimentacion SA	9,244
623	Ebro Foods SA	12,327
614	Jeronimo Martins SGPS SA	11,825
260	Kesko OYJ	8,495
1,002	Koninklijke Ahold NV	13,396
18,059	Mewah International, Inc.	8,057
4,448	Olam International Ltd.	5,662
721	Olam International Ltd. Rights	1
1,392	Olam International Ltd. Rights	1
828	Osem Investments Ltd.	14,234
3,207	Parmalat SpA	7,445
3,027	Shufersal Ltd.	8,481
900	Strauss Group Ltd.	11,789
342	Suedzucker AG	13,981
5,504	Super Group Ltd/Singapore	14,419
382	Unilever PLC	14,684
249	Viscofan SA	14,061
3,625	Wilmar International Ltd.	9,912
266	Yakult Honsha Co. Ltd.	11,592
		215,077
	FOREST PRODUCTS & PAPER - 0.4%
799	BillerudKorsnas AB	7,482
407	Holmen AB	12,022
3,561	Portucel SA	10,710
722	Smurfit Kappa Group PLC	8,572
		38,786
	GAS - 0.2%
490	Enagas SA	10,432
498	Gas Natural SDG SA	8,921
		19,353

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares		Value
	HAND/MACHINE TOOLS - 0.6%
339	Gildemeister AG	$ 6,802
173	Konecranes OYJ	5,828
262	KUKA AG *	9,597
460	Sandvik AB	7,309
106	Schindler Holding AG	15,295
74	SMC Corp/Japan	13,284
		58,115
	HEALTHCARE PRODUCTS - 1.4%
8,199	Biosensors International Group Ltd. *	8,088
413	Carl Zeiss Meditec AG	11,822
253	Covidien PLC	14,608
200	DiaSorin SpA	7,988
724	Elekta AB	11,270
108	Fresenius SE & Co KGaA	12,409
366	Getinge AB	12,361
268	Luxottica Group SpA	10,984
1,299	Smith & Nephew PLC	14,341
3,323	Sorin SpA *	7,360
246	Terumo Corp	9,682
126	William Demant Holding A/S *	10,781
		131,694
	HEALTHCARE SERVICES - 0.3%
185	Fresenius Medical Care AG & Co KGaA	12,765
5,615	Raffles Medical Group Ltd	12,044
235	Rhoen Klinikum AG	4,744
		29,553
	HOLDINGS COMPANIES - DIVERS - 0.4%
262	Exor SpA	6,566
241	GEA Group AG	7,779
1,394	Keppel Corp Ltd.	12,553
1,448	Wharf Holdings Ltd.	11,321
		38,219
	HOME BUILDERS - 0.2%
1,682	Sekisui House Ltd.	18,315

	HOME FURNISHINGS - 0.2%
483	De'Longhi SpA	6,957
257	Electrolux AB	6,727
11,220	TCL Multimedia Technology Holdings Ltd.	6,254
		19,938
	HOUSEHOLD PRODUCTS - 0.3%
8,622	OSIM International Ltd.	12,176
243	Reckitt Benckiser Group PLC	15,314
119	SodaStream International Ltd. *	5,342
		32,832
	INSURANCE - 1.8%
68	Allianz SE	9,400
292	Aon PLC	16,235
385	Assicurazioni Generali SpA	6,978
447	CNP Assurances	6,843
855	Gjensidige Forsikring ASA	12,195
159	Hannover Rueckversicherung AG	12,366
2,050	Mapfre SA	6,260

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares		Value
	INSURANCE (Continued) - 1.8%
60	Muenchener Rueckversicherungs AG	$ 10,764
5,954	RSA Insurance Group PLC	12,160
309	Sampo	9,921
381	SCOR SE	10,258
541	Sony Financial Holdings, Inc.	9,631
159	Swiss Re AG	11,454
168	Tryg A/S	12,654
343	Willis Group Holdings PLC	11,501
45	Zurich Insurance Group AG	11,973
		170,593
	INTERNET - 0.5%
799	Atea ASA	8,504
69	Iliad SA	11,837
403	Nexon Co. Ltd.	4,030
66	SUNeVision Holdings Ltd.	14
28	Yahoo Japan Corp.	9,017
255	Yandex NV	5,500
510	Yoox SpA	7,992
		46,894
	LEISURE TIME - 0.2%
2,594	Piaggio & C SpA	6,946
141	Shimano, Inc.	8,997
		15,943
	LODGING - 0.6%
1,169	City Developments Ltd.	12,317
22,895	GuocoLeisure Ltd.	12,277
4,494	Hotel Properties Ltd.	11,074
1,547	Millennium & Copthorne Hotels PLC	12,693
4,647	Overseas Union Enterprise Ltd.	10,576
		58,937
	MACHINERY CONSTRUCTION & MINING - 0.3%
306	Atlas Copco AB	8,376
256	Danieli & C Officine Meccaniche SpA	7,345
407	Komatsu Ltd.	10,275
125	Outotec OYJ	6,986
		32,982
	MACHINERY DIVERSIFIED - 1.1%
151	Andritz AG	9,677
167	CNH Global NV	6,728
87	Duerr AG	7,674
55	FANUC Corp	10,121
113	FLSmidth & Co. A/S	6,538
287	Hexagon AB	7,186
1,233	Interpump Group SpA	9,425
132	Kone OYJ	9,716
995	Kubota Corp	11,329
153	Metso OYJ	6,466
121	Rheinmetall AG	5,784
815	Zardoya Otis SA	11,611
		102,255
	MEDIA - 1.2%
208	Axel Springer AG	8,850
1,030	British Sky Broadcasting Group PLC	12,835
137	Kabel Deutschland Holding AG	10,223
933	Mediaset Espana Comunicacion SA	6,264
2,553	Mediaset SpA	5,240
18,452	Phoenix Satellite Television Holdings Ltd	5,975
220	Schibsted ASA	9,287
4,060	Seven West Media Ltd	6,892
6,672	Singapore Press Holdings Ltd	22,012
605	Societe Television Francaise 1	7,063

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares		Value
	MEDIA (Continued) - 1.2%
538	Wolters Kluwer NV	$ 10,982
2,489	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	9,751
		115,374
	METAL FABRICATE - 0.3%
272	Assa Abloy AB	10,143
333	SKF AB	8,343
119	Vallourec SA	6,199
		24,685
	MINING - 0.4%
737	African Barrick Gold PLC	5,276
397	Boliden AB	7,442
1,236	Glencore International PLC	7,055
159	Rio Tinto Ltd	10,898
592	Talison Lithium Ltd. *	4,358
1,715	Western Areas NL	7,514
		42,543
	MISCELLANEOUS MANUFACTURING - 0.7%
456	Alfa Laval AB	9,472
558	FUJIFILM Holdings Corp	11,114
208	Ingersoll-Rand PLC	9,976
1,245	Invensys PLC	6,574
183	NKT Holding A/S	6,565
107	Siemens AG	11,592
608	Trelleborg AB	7,519
189	Wartsila OYJ Abp	8,157
		70,969
	OFFICE & BUSINESS EQUIPMENT - 0.1%
297	Canon, Inc.	11,467

	OIL & GAS - 0.8%
2,063	Afren PLC *	4,394
2,018	Aurora Oil & Gas Ltd. *	7,543
453	BG Group PLC	7,452
390	Eni SpA	9,435
151	Ensco PLC	8,951
215	Noble Corp	7,486
239	OMV AG	8,624
267	Repsol SA	5,401
401	Statoil ASA	10,013
201	Total SA	10,343
		79,642
	OIL & GAS SERVICES - 0.6%
10,977	CIMC Enric Holdings Ltd	9,800
76	Core Laboratories NV	8,308
1,775	Electromagnetic GeoServices AS	4,129
173	Fred Olsen Energy ASA	7,502
343	Petroleum Geo-Services ASA	5,866
150	Saipem SpA	5,797
279	Subsea 7 SA	6,621
62	Technip SA	7,102
208	TGS Nopec Geophysical Co ASA	6,782
		61,907
	PACKAGING & CONTAINERS - 0.1%
556	Huhtamaki OYJ	8,999

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares		Value
	PHARMACEUTICALS - 2.8%
306	AstraZeneca PLC	$ 14,465
102	Bayer AG	9,673
713	Chugai Pharmaceutical Co. Ltd.	13,607
392	Eisai Co Ltd.	16,312
682	GlaxoSmithKline PLC	14,792
150	Jazz Pharmaceuticals PLC *	7,980
1,327	Kyowa Hakko Kirin Co. Ltd.	13,023
1,042	Meda AB	10,710
853	Mediq NV	14,431
778	Mitsubishi Tanabe Pharma Corp.	10,126
292	Novartis AG	18,338
73	Novo Nordisk A/S	11,830
276	Ono Pharmaceutical Co. Ltd.	14,070
478	Orion OYJ	13,985
497	Otsuka Holdings Co. Ltd.	13,983
2,921	Pronova BioPharma ASA	6,480
1,435	Recordati SpA	13,033
132	Sanofi	12,431
322	Shire PLC	9,872
16,377	Sino Biopharmaceutical	7,818
127	Taisho Pharmaceutical Holdings Co Ltd.	8,691
252	Teva Pharmaceutical Industries Ltd.	9,376
444	Warner Chilcott PLC	5,346
		270,372
	REAL ESTATE - 2.9%
678	CA Immobilien Anlagen AG	9,373
3,725	CapitaLand Ltd.	11,283
6,466	CapitaMalls Asia Ltd	10,243
144	Daito Trust Construction Co. Ltd.	13,566
282	Deutsche Euroshop AG	11,770
515	Deutsche Wohnen AG	9,511
7,495	Far East Orchard Ltd.	13,438
1,025	Gazit-Globe Ltd.	13,316
4,577	Global Logistic Properties Ltd.	10,417
9,494	Ho Bee Investment Ltd.	14,884
881	Hufvudstaden AB	11,084
2,403	IMMOFINANZ AG	10,067
3,513	Keppel Land Ltd.	11,590
525	Mitsubishi Estate Co. Ltd.	12,435
443	Mitsui Fudosan Co. Ltd.	10,702
172	PSP Swiss Property AG	16,273
2,120	Sponda OYJ	10,067
322	Sumitomo Realty & Development Co. Ltd.	10,597
944	TAG Immobilien AG	11,770
2,444	UOL Group Ltd.	11,945
780	Wallenstam AB	9,490
649	Wihlborgs Fastigheter AB	10,063
7,657	Wing Tai Holdings Ltd.	11,691
7,431	Yanlord Land Group Ltd.	9,217
		274,792
	RETAIL - 1.4%
1,907	Aeon Co. Ltd. *	21,757
1,839	Amplifon SpA	9,073
17,861	Aspial Corp Ltd. *	6,434
2,491	China Resources Enterprise Ltd. *	8,983
660	Clas Ohlson AB	8,714
40	Fast Retailing Co. Ltd. *	10,098
38,391	GOME Electrical Appliances Holding Ltd. *	4,557
266	Hennes & Mauritz AB	9,168
76	Inditex SA	10,577
322	Pandora A/S	7,088
287	Salvatore Ferragamo Italia SpA	6,300
546	Seven & I Holdings Co. Ltd. *	15,381
21,069	Sheng Siong Group Ltd. *	9,055
11,937	Sonae	10,818
		138,003

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares		Value
	SEMICONDUCTORS - 0.8%
67	AMS AG	$ 7,178
990	ARM Holdings PLC	12,353
195	ASM International NV	6,985
800	ASM Pacific Technology Ltd.	9,733
123	ASML Holding NV	7,788
233	Avago Technologies Ltd.	7,377
291	Dialog Semiconductor PLC	5,103
868	Infineon Technologies AG	7,018
34	Mellanox Technologies Ltd.	2,048
2,062	Nordic Semiconductor ASA	5,371
187	Tokyo Electron Ltd.	8,506
		79,460
	SHIPBUILDING - 0.2%
9,957	Cosco Corp. Singapore Ltd.	7,296
2,424	SembCorp Marine Ltd.	9,128
5,012	STX OSV Holdings Ltd.	5,334
		21,758
	SOFTWARE - 0.8%
385	Amadeus IT Holding SA	9,675
183	Check Point Software Technologies Ltd.	8,718
106	Dassault Systemes SA	11,777
430	InterXion Holding NV	10,217
977	Opera Software ASA	5,511
228	RADWARE Ltd.	7,524
152	SAP AG	12,169
158	Software AG	6,691
		72,282
	TELECOMMUNICATIONS - 3.0%
189	Allot Communications Ltd. *	3,282
384	Belgacom SA	11,248
5,399	Bezeq The Israeli Telecommunication Corp Ltd.	6,175
2,762	BT Group PLC	10,370
696	Cellcom Israel Ltd.	5,733
1,209	China Mobile Ltd. *	14,078
4,599	Colt Group SA	7,427
670	Drillisch AG	9,770
506	Elisa OYJ	11,147
635	France Telecom SA	6,985
596	Freenet AG	10,999
624	GN Store Nord A/S	9,025
1,228	Jazztel PLC *	8,512
889	Koninklijke KPN NV	4,358
8,257	M1 Ltd./Singapore	18,251
201	Mobistar SA	5,141
290	NICE Systems Ltd. *	9,562
390	Nippon Telegraph & Telephone Corp.	16,365
11	NTT DOCOMO, Inc.	15,767
1,544	Portugal Telecom SGPS SA	7,636
5,845	Singapore Telecommunications Ltd.	15,791
225	Softbank Corp.	8,167
2,802	Spirent Communications PLC	6,860
4,854	StarHub Ltd.	15,061
1,713	TDC A/S	12,121
503	Tele2 AB	9,043
4,332	Telecom Corp of New Zealand Ltd.	8,131
791	Telefonaktiebolaget LM Ericsson	7,905
1,306	TeliaSonera AB	8,834
		283,744
	TEXTILES - 0.1%
2,068	Toray Industries, Inc.	12,598

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares		Value
	TRANSPORTATION - 2.0%
1,004	Ansaldo STS SpA	$ 9,337
192	Cargotec Oyj	5,043
10,972	ComfortDelGro Corp. Ltd.	15,989
621	Costamare, Inc.	8,644
477	Deutsche Post AG	10,445
1,028	Diana Shipping, Inc. *	7,504
405	DSV A/S	10,426
222	East Japan Railway Co. *	14,319
8,423	Ezra Holdings Ltd.	7,861
75	Kuehne + Nagel International AG	9,018
1,447	Mainfreight Ltd.	13,931
1,848	Odakyu Electric Railway Co Ltd.	19,183
24,565	Singapore Post Ltd.	23,027
15,936	SMRT Corp. Ltd.	21,852
1,027	Wilh Wilhelmsen ASA	9,169
		185,748

	TOTAL COMMON STOCK (Cost - $4,688,119)	4,842,781

	SHORT-TERM INVESTMENTS - 49.6%
	MONEY MARKET FUND - 49.6%
4,794,900	Fidelity Institutional Money Market Funds - Money Market Portfolio 0.14% **	4,794,900
	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,794,900)

	TOTAL INVESTMENTS - 99.7% (Cost- $9,483,019) (a)	$ 9,637,681
	OTHER ASSETS LESS LIABILITIES - 0.3%	27,155
	NET ASSETS - 100.0%	$ 9,664,836

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from the value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 198,416
	Unrealized depreciation	(43,753)
	Net unrealized appreciation	$ 154,663

* Non-income producing securities
** Money market fund; interest rate reflects seven day effective yield on December 31, 2012

See accompanying notes to financial statements.

COMPASS EMP COMMODITY LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2012

Shares		Value
	MUTUAL FUNDS - 4.1%
11,952	Compass EMP Ultra Short-Term Fixed Income Fund	$ 119,520
	TOTAL MUTUAL FUNDS (Cost - $119,520)

	BONDS & NOTES - 23.9%
	BANKS - 11.9%
75,000	ABN AMRO Bank NV, 3.00%, 1/31/14	76,223
25,000	Capital One Financial Corp., 2.125%, 7/15/14	25,442
50,000	Citigroup, Inc., 6.375%, 8/12/14	53,957
30,000	First Horizon National Corp., 4.50% 5/15/13	30,337
50,000	Goldman Sachs Group, Inc., 5.50%, 11/15/14	53,798
55,000	Morgan Stanley, 6.00%, 4/28/15	59,791
50,000	Morgan Stanley, 4.00%, 7/24/15	52,323
		351,871
	DIVERSIFIED FINANCIAL - 9.6%
50,000	Ford Motor Credit Corp., 3.875%, 1/15/15	52,044
50,000	Ford Motor Credit Corp., 12.00%, 5/15/15	61,409
60,000	Harley-Davidson Funding, 5.75%, 12/15/14	65,466
50,000	Jefferies Group, Inc., 5.875%, 6/8/14	52,555
50,000	Merrill Lynch & Co., 5.45%, 7/15/14	52,836
		284,310
	MINING - 1.9%
50,000	Anglo American Capital, 9.375%, 4/8/14	54,966

	TELECOMMUNICATIONS - 0.5%
15,000	Deutsche Telekom International Finance, 4.875%, 7/8/14	15,869

	TOTAL BONDS & NOTES (Cost- $709,347)	707,016

	SHORT-TERM INVESTMENTS - 75.2%
	COMMERCIAL PAPERS - 50.8%
100,000	Banco Bilbao Vizcaya Argentaria/New York NY, 3/11/13	100,000
100,000	Banco Bilbao Vizcaya Argentaria/New York NY, 6/18/13	99,999
250,000	ENI Finance USA, Inc., 5/13/13	249,175
250,000	Hasbro Corp., 1/2/13	249,994
300,000	Intesa Sanpaolo SpA/New York NY, 9/18/13	300,000
250,000	Nissan Motors, 1/24/13	249,824
250,000	Romulus Funding Corp., 1/22/13	249,861
		1,498,853
	MONEY MARKET FUNDS - 24.4%
421,141	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.14% **	421,141
300,000	Milestone Treasury Obligations Portfolio, 0.02% **	300,000
		721,141

	TOTAL SHORT-TERM INVESTMENTS - (Cost- $2,219,994)	2,219,994

	TOTAL INVESTMENTS - 103.2% (Cost - $3,048,861) (a)	$ 3,046,530
	OTHER LIABILITIES LESS ASSETS - (3.2) %	(95,867)
	NET ASSETS - 100.0%	$ 2,950,663

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding futures contracts)
is substantially the same and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ -
	Unrealized depreciation	(2,331)
	Net unrealized depreciation	$ (2,331)

* Non-income producing securities
** Money market fund; interest rate reflects seven day effective yield on December 31, 2012

See accompanying notes to financial statements.

COMPASS EMP COMMODITY LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012
Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Value	(Depreciation)
	LONG FUTURE CONTRACTS - (1.9%)
3	Gasoline RBOB, February 2013	$ 347,974	$ 12,440
3	Gold, February 2013	502,740	(12,550)
4	Natural Gas Future, February 2013	134,040	(5,960)
5	LME Aluminum, March 2013	258,969	(6,875)
5	LME Zinc Future, March 2013	259,875	3,938
7	Soybean Meal, March 2013	293,580	(18,410)
12	Lean Hogs, February 2013	411,480	(7,580)
12	Live Cattle, February 2013	635,040	10,330
2	Silver, March 2013	302,270	(31,980)
	TOTAL LONG FUTURES CONTRACTS	3,145,968	(56,647)

	SHORT FUTURES CONTRACTS - 0.7%
5	Cocoa, March 2013	111,800	4344
1	Copper Future, March 2013	91,313	88
4	Corn Future, March 2013	139,650	2,200
5	Cotton, March 2013	187,850	(1,725)
1	Crude Oil Future, February 2013	91,820	(3,800)
1	Heating Oil Futures, February 2013	127,336	(2,478)
2	Soybean Future, March 2013	140,950	7,900
4	Soybean Oil Future, March 2013	119,280	1,542
3	Wheat Future, March 2013	116,700	10,049
5	World Sugar #11, March 2013	109,256	1,075
	TOTAL SHORT FUTURES CONTRACTS	1,124,154	19,195

See accompanying notes to financial statements.

COMPASS EMP COMMODITY STRATEGIES VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2012

Shares		Value
	MUTUAL FUNDS - 4.0%
12,070	Compass EMP Ultra Short-Term Fixed Income Fund	$ 120,698
	TOTAL MUTUAL FUNDS (Cost - $120,698)

Par Value	BONDS & NOTES - 23.6%
	BANKS - 11.8%
75,000	ABN AMRO Bank NV, 3.00%, 1/31/14	76,223
25,000	Capital One Financial Corp., 2.125%, 7/15/14	25,442
50,000	Citigroup, Inc.,6.375%, 8/12/14	53,958
30,000	First Tennessee Nat'l. Corp., 4.50%, 5/15/13	30,337
50,000	Goldman Sachs Group, Inc., 5.50%, 11/15/14	53,798
55,000	Morgan Stanley, 6.00%, 4/28/15	59,791
50,000	Morgan Stanley, 4.00%, 7/24/15	52,323
		351,872
	DIVERSIFIED FINANCIAL - 9.5%
50,000	Ford Motor Credit Corp., 3.875%, 1/15/15	52,044
50,000	Ford Motor Credit Corp., 12.00%, 5/15/15	61,409
60,000	Harley-Davidson Funding, 5.75%, 12/15/14	65,466
50,000	Jefferies Group, Inc. (New), 5.875%, 6/8/14	52,555
50,000	Merrill Lynch, 5.45%, 7.15/14	52,836
		284,310
	MINING - 1.8%
50,000	Anglo American Capital, 9.375%, 4/8/14	54,966

	TELECOMMMUNICATIONS- 0.5%
15,000	Deutsche Telekom Int Fin, 4.875%, 4/8/14	15,869

	TOTAL BONDS & NOTES - (Cost- $709,348)	707,017

	SHORT-TERM INVESTMENTS - 84.2%
Shares	COMMERCIAL PAPERS - 50.1%
100,000	Banco Bilbao Vizcaya Argentaria/New York NY, 3/11/13	100,000
100,000	Banco Bilbao Vizcaya Argentaria/New York NY, 6/18/13	100,000
250,000	ENI Finance USA, Inc., 5/13/13	249,175
250,000	Hasbro Corp., 1/2/13	249,994
300,000	Intesa Sanpaolo NY, 9/18/13	300,000
250,000	Nissan Motors, 1/24/13	249,824
250,000	Romulus Funding Corp., 1/22/13	249,861
	TOTAL COMMERCIAL PAPERS ( Cost - $1,498,854)	1,498,854

	MONEY MARKET FUNDS - 34.1%
419,971	Fidelity Institutional Money Market Funds, 0.14% **	419,971
300,000	Milestone Treasury Obligations Portfolio, 0.02% **	300,000
		719,971

	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,218,825)	2,218,825

	TOTAL INVESTMENTS - 111.8% (Cost - $3,048,871) (a)	$ 3,046,540
	OTHER LIABILITIES LESS ASSETS - (11.8) %	(53,252)
	NET ASSETS - 100.0%	$ 2,993,288

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding futures contracts)
is substantially the same and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ -
	Unrealized depreciation	(2,331)
	Net unrealized depreciation	$ (2,331)

* Non-income producing securities
** Money market fund; interest rate reflects seven day effective yield on December 31, 2012

See accompanying notes to financial statements.

COMPASS EMP COMMODITY STRATEGIES VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012
Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Value	(Depreciation)
	Fixed Income Futures - (1.7%)
5	Cocoa, March 2013	$ 111,800	$ (12,520)
2	Coffee, March 2013	107,850	(5,269)
2	Copper Future, March 2013	182,625	525
3	Corn Future, March 2013	104,738	(8,138)
3	Cotton, March 2013	112,710	1,800
1	Gasoline RBOB, February 2013	115,991	4,679
1	Heating Oil Futures, February 2013	127,336	2,827
6	Lean Hogs, February 2013	205,740	(3,348)
5	Live Cattle, February 2013	264,600	3,500
5	LME Aluminum, March 2013	258,969	(4,406)
4	LME Zinc Future, March 2013	207,900	2,200
4	Mini Gold Future, February 2013	222,613	(4,821)
4	Mini Silver, March 2013	121,004	(12,391)
3	NYMEX E-mini Crude Oil, February 2013	137,730	8,130
11	NYMEX E-mini Natural Gas, February 2013	92,153	(2,313)
2	Soybean Future, March 2013	140,950	(6,373)
2	Soybean Meal, March 2013	83,880	(4,770)
5	Soybean Oil Future, March 2013	149,100	(2,910)
2	Wheat Future, March 2013	77,800	(8,725)
6	World Sugar #11, March 2013	131,107	269
	TOTAL LONG FUTURES CONTRACTS	2,956,595	(52,054)

See accompanying notes to financial statements.

COMPASS EMP LONG/SHORT FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2012

Shares		Value
	MUTUAL FUNDS - 4.0%
48,057	Compass EMP Ultra Short-Term Fixed Income Fund	$ 480,570
	TOTAL MUTUAL FUNDS (Cost - $480,570)

Par Value	BONDS & NOTES - 28.5%
	BANKS - 16.8%
500,000	ABN AMRO Bank NV, 3.00%, 1/3/14	508,155
200,000	Capital One Financial Corp., 2.125%, 7/15/14	203,538
150,000	Citigroup, Inc., 6.375%, 8/12/14	161,872
100,000	First Horizon Nat'l. Corp., 4.50%, 5/15/13	101,125
300,000	Goldman Sachs Group, Inc., 5.50%, 11/15/14	322,788
200,000	Morgan Stanley, 4.00%, 7/24/15	209,294
200,000	Morgan Stanley, 6.00%, 4/28/15	217,420
300,000	Societe Generale, 2.50%, 1/15/14	303,126
		2,027,318
	DIVERSIFIED FINANCIAL SERVICES - 9.0%
200,000	Ford Motor Credit Co. LLC., 12.00%, 5/15/15	245,634
200,000	Ford Motor Credit Co. LLC., 3.875%, 1/15/15	208,174
200,000	Harley-Davidson Funding Corp., 5.75%, 12/15/14	218,220
200,000	Jefferies Group, Inc., 5.875%, 6/18/14	210,220
200,000	Merrill Lynch & Co., Inc., 5.45%, 7/15/14	211,342
		1,093,590
	ELECTRIC - 0.9%
100,000	Exelon Generation Co LLC., 5.35%, 1/15/14	104,303

	MINING - 1.4%
150,000	Anglo American Capital PLC, 9.375%, 4/8/14	164,898

	TELECOMMUNICATIONS - 0.4%
50,000	Deutsche Telekom International Finance BV, 4.875%, 7/8/14	52,898

	TOTAL BONDS & NOTES (Cost- $3,454,051)	3,443,007

Shares	SHORT-TERM INVESTMENTS- 63.8%
	CERTIFICATES OF DEPOSIT - 14.5%
650,000	Banco Bilbao Vizcaya Argentaria/New York NY, 3/11/13	649,999
600,000	Banco Bilbao Vizcaya Argentaria/New York NY, 6/18/13	599,997
500,000	ITAU Unibanco NY, 4/24/13	500,000
		1,749,996
	COMMERCIAL PAPER - 24.0%
500,000	Dexia Delaware LLC., 3/20/13	499,133
750,000	ENI Finance USA, Inc., 5/13/13	747,525
250,000	Hasbro Corp., 1/2/13	249,994
650,000	Intesa Sanpaolo NY, 9/18/13	650,000
500,000	Nissan Motors, 1/24/13	499,649
250,000	Romulus Funding Corp., 1/22/13	249,862
	TOTAL COMMERCIAL PAPER (Cost - $4,646,159)	2,896,163

	MONEY MARKET FUND - 25.3%
3,046,195	Fidelity Institutional Money Market Funds - (Cost - $3,046,195), 0.14% **	3,046,195

	TOTAL SHORT-TERM INVESTMENTS (Cost - $7,692,354)	7,692,354

	TOTAL INVESTMENTS - 96.3% (Cost - $11,626,975) (a)	$ 11,615,931
	OTHER ASSETS LESS LIABILITIES - 3.7%	450,411
	NET ASSETS - 100.0%	$ 12,066,342

See accompanying notes to financial statements.

COMPASS EMP LONG/SHORT FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2012

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding futures contracts)
is substantially the same and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ -
	Unrealized depreciation		(11,044)
	Net unrealized depreciation		$ (11,044)

* Non-income producing securities
** Money market fund; interest rate reflects seven day effective yield on December 31, 2012

Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Value	(Depreciation)
	Fixed Income Futures - (0.28%)
6	10 YR Mini JBG Future, March 2013	$ 996,000	$ (5,340)
8	Canadian 10 Year Bond Future, March 2013	1,088,896	(8,676)
1	Euro BOBL Future, March 2013	168,607	712
1	Euro Schatz, March 2013	146,229	92
4	Euro-Bund Future, March 2013	768,456	4,696
5	Long Gilt Future, March 2013	966,045	(3,981)
18	US 10 Year Future, March 2013	2,390,058	(15,187)
12	US 2YR NOTE (CBT), March 2013	2,645,616	-
22	US 5YR NOTE (CBT), March 2013	2,737,108	(6,329)
	TOTAL LONG FUTURES CONTRACTS	11,907,015	(34,014)

See accompanying notes to financial statements.

COMPASS EMP ENHANCED FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2012

Shares		Value
	MUTUAL FUNDS - 4.0%
144,600	Compass EMP Ultra Short-Term Fixed Income Fund	$ 1,446,004
	TOTAL MUTUAL FUNDS (Cost - $1,446,004)

	BONDS & NOTES - 29.4%
	BANKS - 17.2%
1,500,000	ABN AMRO Bank NV, 3.00%, 1/31/14	1,524,465
541,000	Capital One Financial Corp., 2.125%, 7/15/14	550,570
700,000	Citigroup, Inc., 6.375%, 8/12/14	755,405
400,000	First Horizon National Corp., 4.50%, 5/15/13	404,500
1,000,000	Goldman Sachs Group, Inc., 5.50%, 11/15/14	1,075,960
630,000	Morgan Stanley, 6.00%, 4/28/15	684,873
600,000	Morgan Stanley, 4.00%, 7/24/15	627,882
600,000	Societe Generale, 2.50%, 1/15/14	606,252
		6,229,907
	DIVERSIFIED FINANCIAL - 9.0%
600,000	Ford Motor Credit Corp. LLC, 3.875%, 1/15/15	624,522
600,000	Ford Motor Credit Corp. LLC, 12.00%, 5/15/15	736,902
600,000	Harley-Davidson Funding, 5.75%, 12/15/14	654,660
600,000	Jefferies Group, Inc., 5.875%, 6/8/14	630,660
600,000	Merrill Lynch & Co., Inc., 5.45%, 7/15/14	634,026
		3,280,770
	ELECTRIC - 0.7%
223,000	Exelon Generation Co LLC., 5.35%, 1/15/14	232,596

	MINING - 2.1% %
700,000	Anglo American Capital PLC, 9.375%, 4/8/14	769,524

	TELECOMMUNICATIONS - 0.4%
150,000	Deutsche Telekom International Finance BV, 4.875%, 7/8/14	158,694

	TOTAL BONDS & NOTES (Cost - $10,705,934)	10,671,491

	SHORT-TERM INVESTMENTS - 63.8%
	CCERTIFICATE OF DEPOSIT - 16.5%
2,000,000	Banco Bilbao Vizcaya Argentaria/New York NY, 3/11/13	1,999,998
1,700,000	Banco Bilbao Vizcaya Argentaria/New York NY, 6/18/13	1,699,991
1,300,000	Intesa Sanpaolo SpA/New York NY, 9/18/13	1,300,000
1,000,000	Itau Unibanco SA/New York NY, 4/24/13	1,000,000
		5,999,989
	COMMERCIAL PAPER- 24.1%
1,000,000	Dexia Delaware LLC, 3/20/13	998,267
1,500,000	ENI Finance USA, Inc., 5/13/13	1,495,050
2,000,000	Harsco Corp., 1/2/13	1,999,950
500,000	Panasonic Finance America, 2/8/13	499,472
1,750,000	Nissan Motors, 1/24/13	1,748,770
2,000,000	Romulus Funding Corp., 1/22/13	1,998,892
		8,740,401
	MONEY MARKET - 23.2%
8,440,278	Fidelity Institutional Money Market Fund, 0.14% **	$ 8,440,278

	TOTAL SHORT-TERM INVESTMENTS (Cost - $23,180,668)	23,180,668

	TOTAL INVESTMENTS - 97.2% (Cost - $35,332,606) (a)	$ 35,298,163
	OTHER ASSETS LESS LIABILITIES - 2.8%	1,012,792
	NET ASSETS - 100.0%	$ 36,310,955

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding futures contracts)
is substantially the same and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ -
	Unrealized depreciation	(34,443)
	Net unrealized depreciation	$ (34,443)

* Non-income producing securities
** Money market fund; interest rate reflects seven day effective yield on December 31, 2012

See accompanying notes to financial statements.

COMPASS EMP ENHANCED FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2012
Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Value	(Depreciation)
	LONG FUTURES CONTRACTS - 0.15%
	Equity Futures - 0.03%
18	10 YR Mini JBG Future, March 2013	$ 3,818,000	$ (15,975)
23	Canadian 10 Year Bone, March 2013	272,224	(24,825)
2	Euro BOBL Future, March 2013	337,214	923
2	Euro Schatz, March 2013	1,900,977	185
13	Euro-Bund Future, March 2013	3,073,824	15,592
16	Long Gilt Future, March 2013	11,012,913	(12,738)
57	US 10 Year Future, March 2013	4,647,335	(47,200)
35	US 2 YR Note, March 2013	14,991,824	(31)
68	US 5YR Note, March 2013	8,460,152	(19,595)
	TOTAL LONG FUTURES CONTRACTS	48,514,463	(103,664)

See accompanying notes to financial statements.

COMPASS EMP ULTRA SHORT-TERM FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2012

Shares		Value
	SHORT-TERM INVESTMENTS - 119.6%
	CERTIFICATES OF DEPOSIT - 25.0%
300,000	Banco Bilbao Vizcaya Argentaria/New York NY, 6/18/13	$ 299,998
500,000	Intesa Sanpaolo SpA/New York NY, 9/18/13	500,000
600,000	Itau Unibanco NY, 4/24/13	600,000
		1,399,998
	COMMERCIAL PAPER - 67.2%
250,000	Banco de Credito Inversiones, 3/28/13	249,492
500,000	Dexia Delaware LLC., 3/20/13	499,133
600,000	ENI Finance USA, Inc., 5/20/13	598,031
300,000	Ford Motor Credit CP, 8/30/13	297,630
300,000	Instit Secured Funding LLC., 1/4/13	299,988
200,000	Intessa Funding LLC., 1/18/13	199,925
500,000	Panasonic Finance America, 2/8/13	499,472
575,000	Nisource Financial Corp., 1/2/13	574,983
300,000	Nisource Financial Corp., 2/28/13	299,468
250,000	Wyndam Worldwide, 1/15/13	249,910
		3,768,032
	MONEY MARKET FUNDS - 25.6%
335,138	Fidelity Institutional Money Market Fund, 0.14% **	335,138
1,100,000	Milestone Treasury Obligations Portfolio, 0.02% **	1,100,000
		1,435,138
	US GOVERNMENT AGENCY - 1.8%
100,000	United States Treasury Bill, 0.017%, 1/15/13	99,998

	TOTAL SHORT-TERM INVESTMENTS (Cost - $6,703,166)	6,703,166

	TOTAL INVESTMENTS - 119.6% (Cost - $6,703,166) (a)	$ 6,703,166
	OTHER LIABILITIES LESS ASSETS - (19.6) %	(1,100,552)
	NET ASSETS - 100.0%	$ 5,602,614
* Non-income producing securities
** Money market fund; interest rate reflects seven day effective yield on December 31, 2012

See accompanying notes to financial statements.

COMPASS EMP FUNDS
Consolidated Statements of Assets and Liabilities
December 31, 2012 (Unaudited)

	U.S. 500	U.S. Small Cap	International	Emerging Market	REC Enhanced
	Volatility	500 Volatility	500 Volatility	500 Volatility	Volatility
	Weighted Fund	Weighted Fund	Weighted Fund	Weighted Fund	Weighted Fund

ASSETS:
Investments, at cost	$ 8,216,353	$ 2,593,914	$ 7,568,492	$ 2,417,296	$ 2,867,466
Investments, at value	$ 8,291,903	$ 2,658,592	$ 7,815,189	$ 2,495,982	$ 2,955,893
Receivable for securities sold	-	6,520	-	412,558	-
Dividends and interest receivable	8,368	1,170	3,745	1,805	9,389
Foreign Currency (Cost $25,717; $4,923)	-	-	25,941	4,931	-
Due from Advisor	1,820	2,867	1,264	3,255	3,941
Prepaid expenses and other assets	-	-	-	7	-
Total Assets	8,302,091	2,669,149	7,846,139	2,918,538	2,969,223

LIABILITIES:
Payable for securities purchased	-	-	-	399,636	-
Fees payable to other affiliates	2,672	1,630	2,577	1,614	3,366
Due to Custodian	-	-	-	12,481	-
Accrued 12b-1 fees	1,739	552	1,634	518	615
Accrued expenses and other liabilities	4,904	2,581	5,490	3,271	2,558
Total Liabilities	9,315	4,763	9,701	417,520	6,539

Net Assets	$ 8,292,776	$ 2,664,386	$ 7,836,438	$ 2,501,018	$ 2,962,684

NET ASSETS CONSIST OF:
Paid in capital	$ 8,218,238	$ 2,599,906	$ 7,641,532	$ 2,418,455	$ 2,869,956
Undistributed net investment income (loss)	(1,105)	(778)	(4,751)	(3,878)	4,244
Accumulated net realized gain (loss) from
investments and foreign currency
transactions	93	580	(47,264)	7,752	57
Net unrealized appreciation on investments
and foreign currency translations	75,550	64,678	246,921	78,689	88,427
Net Assets	$ 8,292,776	$ 2,664,386	$ 7,836,438	$ 2,501,018	$ 2,962,684

Class A
Net Assets	$ 8,285,435	$ 2,660,191	$ 7,832,769	$ 2,496,324	$ 2,959,044
Shares of beneficial interest outstanding	805,728	253,207	745,011	238,724	284,862
Net Asset Value and redemption
price per share (a)	$ 10.28	$ 10.51	$ 10.51	$ 10.46	$ 10.39
Offering Price Per Share (a)	$ 10.91	$ 11.15	$ 11.16	$ 11.09	$ 11.02

Class C
Net Assets	$ 1,030	$ 1,054	$ 1,051	$ 1,046	$ 1,040
Shares of beneficial interest outstanding	100	100	100	100	100
Net Asset Value, offering price and
redemption price per share	$ 10.28	$ 10.50	$ 10.51	$ 10.45	$ 10.38

Class I
Net Assets	$ 5,280	$ 2,086	$ 1,566	$ 2,601	$ 1,559
Shares of beneficial interest outstanding	513	199	149	249	150
Net Asset Value, offering price and
redemption price per share	$ 10.28	$ 10.51	$ 10.51	$ 10.46	$ 10.39

Class T
Net Assets	$ 1,031	$ 1,055	$ 1,052	$ 1,047	$ 1,041
Shares of beneficial interest outstanding	100	100	100	100	100
Net Asset Value and redemption
price per share	$ 10.28	$ 10.50	$ 10.51	$ 10.45	$ 10.38
Offering Price Per Share (a)	$ 10.65	$ 10.88	$ 10.89	$ 10.83	$ 10.76

(a)	There is a maximum front-end sales charge (load) of 5.75% and 3.50% imposed on purchases of Class A shares and Class T shares, respectively.
See accompanying notes to financial statements.

COMPASS EMP FUNDS
Consolidated Statements of Assets and Liabilities (Continued)
December 31, 2012 (Unaudited)

	U.S. 500	Long/Short	International 500	Commodity Long	Commodity
	Enhanced Volatility	Strategies	Enhanced Volatility	Short Strategies	Strategies Volatility
	Weighted Fund	Fund	Weighted Fund	Fund	Weighted Fund

ASSETS:
Investments, at cost	$ 11,798,091	$ 4,585,736	$ 9,483,019	$ 3,048,861	$ 3,048,871
Investments, at value	$ 11,906,695	$ 4,579,624	$ 9,637,668	$ 3,046,530	$ 3,046,540
Receivable for securities sold	-	-	-	9,535	9,520
Dividends and interest receivable	12,027	27,222	3,279	-	-
Foreign Currency (Cost $36,402)	-	-	36,676	-	-
Due from Advisor	-	1,913	-	3,342	3,847
Deposit with broker for futures contracts	-	436,988	-	235,273	292,008
Futures variation margin	-	36,136	-	-	-
Total Assets	11,918,722	5,081,883	9,677,623	3,294,680	3,351,915

LIABILITIES:
Payable for securities purchased	-	-	-	300,000	300,000
Payable for fund shares redeemed	12	-	-	-	-
Fees payable to other affiliates	4,988	2,991	4,322	3,375	3,377
Futures variation margin	-	-	-	37,451	52,055
Accrued advisory fees	2,785	-	1,173	-	-
Accrued 12b-1 fees	2,497	1,084	2,026	633	637
Accrued expenses and other liabilities	5,217	4,598	5,266	2,558	2,558
Total Liabilities	15,499	8,673	12,787	344,017	358,627

Net Assets	$ 11,903,223	$ 5,073,210	$ 9,664,836	$ 2,950,663	$ 2,993,288

NET ASSETS CONSIST OF:
Paid in capital	$ 11,796,334	$ 5,150,622	$ 9,543,571	$ 3,057,878	$ 3,057,869
Undistributed net investment loss	(1,804)	(4,429)	(5,101)	(2,731)	(2,246)
Accumulated net realized gain (loss) from
investments and foreign currency
transactions	89	(102,440)	(28,557)	(64,701)	(7,950)
Net unrealized appreciation on investments
and foreign currency translations	108,604	(6,679)	154,923	(2,331)	(2,331)
Net unrealized appreciation (depreciation)
on futures contracts	-	36,136	-	(37,452)	(52,054)
Net Assets	$ 11,903,223	$ 5,073,210	$ 9,664,836	$ 2,950,663	$ 2,993,288

Class A
Net Assets	$ 11,894,275	$ 5,068,715	$ 9,660,342	$ 2,947,274	$ 2,989,840
Shares of beneficial interest outstanding	1,156,684	504,055	942,512	304,014	303,065
Net Asset Value and
redemption price per share	$ 10.28	$ 10.06	$ 10.25	$ 9.69	$ 9.87
Offering Price Per Share (a)	$ 10.91	$ 10.67	$ 10.88	$ 10.29	$ 10.47

Class C
Net Assets	$ 1,030	$ 1,005	$ 1,025	$ 968	$ 986
Shares of beneficial interest outstanding	100	100	$ 100	100	100
Net Asset Value, offering price and
redemption price per share	$ 10.28	$ 10.05	$ 10.24	$ 9.68	$ 9.86

Class I
Net Assets	$ 6,888	$ 2,484	$ 2,444	$ 1,452	$ 1,476
Shares of beneficial interest outstanding	670	247	238	150	150
Net Asset Value, offering price and
redemption price per share	$ 10.28	$ 10.07	$ 10.25	$ 9.70	$ 9.87

Class T
Net Assets	$ 1,030	$ 1,006	$ 1,025	$ 969	$ 986
Shares of beneficial interest outstanding	100	100	$ 100	100	100
Net Asset Value and
redemption price per share	$ 10.27	$ 10.06	$ 10.25	$ 9.69	$ 9.86
Offering Price Per Share (a)	$ 10.64	$ 10.42	$ 10.62	$ 10.04	$ 10.22

(a)	There is a maximum front-end sales charge (load) of 5.75% and 3.50% imposed on purchases of Class A shares and Class T shares, respectively.

See accompanying notes to financial statements.

COMPASS EMP FUNDS
Consolidated Statements of Assets and Liabilities (Continued)
December 31, 2012 (Unaudited)

	Long/Short	Enhanced	Ultra Short-Term
	Fixed Income	Fixed Income	Fixed Income
	Fund	Fund	Fund

ASSETS:
Investments, at cost	$ 11,626,975	$ 35,332,606	$ 6,703,166
Investments, at value	$ 11,615,931	$ 35,298,163	$ 6,703,166
Dividends and interest receivable	45,500	143,137	708
Due from Advisor	10,699	-	4,044
Deposit with broker for futures contracts	450,002	999,969	-
Total Assets	12,122,132	36,441,269	6,707,918

LIABILITIES:
Payable for securities purchased	-	-	1,100,000
Payable for fund shares redeemed	-	24	-
Fees payable to other affiliates	10,426	7,663	2,217
Futures variation margin	34,014	103,665	-
Accrued advisory fees	-	6,236	-
Accrued 12b-1 fees	2,548	7,668	613
Accrued expenses and other liabilities	8,802	5,058	2,474
Total Liabilities	55,790	130,314	1,105,304

Net Assets	$ 12,066,342	$ 36,310,955	$ 5,602,614

NET ASSETS CONSIST OF:
Paid in capital	$ 12,118,365	$ 36,460,698	$ 5,602,091
Undistributed net investment income (loss)	(6,972)	(10,709)	523
Accumulated net realized gain (loss) from
investments	5	5	-
Net unrealized depreciation on investments	(11,044)	(35,375)	-
Net unrealized depreciation on futures
on futures contracts	(34,012)	(103,664)	-
Net Assets	$ 12,066,342	$ 36,310,955	$ 5,602,614

Class A
Net Assets	$ 12,062,857	$ 36,307,469	$ 2,908,270
Shares of beneficial interest outstanding	1,211,499	3,645,746	290,817
Net Asset Value and
redemption price per share	$ 9.96	$ 9.96	$ 10.00
Offering Price Per Share (a)	$ 10.57	$ 10.57	$ 10.61

Class C
Net Assets	$ 995	$ 995	$ -
Shares of beneficial interest outstanding	100	100	-
Net Asset Value, offering price and
redemption price per share	$ 9.95	$ 9.95	$ -

Class I
Net Assets	$ 1,494	$ 1,495	$ 2,694,344
Shares of beneficial interest outstanding	150	150	269,389
Net Asset Value, offering price and
redemption price per share	$ 9.96	$ 9.97	$ 10.00

Class T
Net Assets	$ 996	$ 996	$ -
Shares of beneficial interest outstanding	100	100	-
Net Asset Value and
redemption price per share	$ 9.96	$ 9.96	$ -
Offering Price Per Share (a)	$ 10.32	$ 10.32	$ -

(a) There is a maximum front-end sales charge (load) of 5.75% and 3.50% imposed on purchases of Class A shares and Class T shares, respectively.

See accompanying notes to financial statements.

COMPASS EMP FUNDS
Consolidated Statements of Operations
For the Period Ended December 31, 2012 (Unaudited) (a)

	U.S 500	US Small Cap	International	Emerging Market	REC Enhanced
	Volatility Weighted	500 Volatility	500 Volatility	500 Volatility	Volatility
	Fund	Weighted Fund	Weighted Fund	Weighted Fund	Weighted Fund

Investment Income:
Dividend income (less foreign	$ 30,378	$ 14,700	$ 12,776	$ 2,470	$ 14,869
dividend tax withheld)
Interest income	180	57	202	76	60
Total Investment Income	30,558	14,757	12,978	2,546	14,929

Operating Expenses:
Investment advisory fees	6,103	2,049	6,739	2,244	2,662
12b-1 Fees:
Class A	1,793	568	1,685	534	634
Class C	1	1	-	1	-
Class T	1	1	-	-	-
Administration fees	1,977	1,413	1,926	1,397	1,442
Insurance expenses	1,156	361	1,084	361	506
Legal fees	1,073	336	1,006	335	1,620
Printing expenses	805	252	755	252	352
Compliance officer fees	695	217	651	217	304
Registration fees	673	673	673	673	673
Trustees' fees	413	129	387	129	181
Custody fees	128	40	811	731	56
Non 12b-1 shareholder servicing fees	1,151	1,151	1,151	1,151	1,151
Miscellaneous expenses	575	575	575	575	575
Total Operating Expenses	16,544	7,766	17,443	8,600	10,156
Less: Expenses waived
by Advisor	(7,922)	(4,916)	(8,003)	(5,500)	(6,603)
Net Operating Expenses	8,622	2,850	9,440	3,100	3,553

Net Investment Income (Loss)	21,936	11,907	3,538	(554)	11,376

Realized and Unrealized
Gain (Loss) on Investments:
Net realized gain (loss) on investments and
foreign currency transactions	93	580	(47,264)	7,752	57
Net change in unrealized appreciation on
investments and foreign currency
translations	75,550	64,678	246,921	78,689	88,427
Net Realized and Unrealized
Gain on Investments	75,643	65,258	199,657	86,441	88,484

Net Increase in
Net Assets Resulting
From Operations	$ 97,579	$ 77,165	$ 203,195	$ 85,887	$ 99,860

(a)	The Compass EMP Funds commenced operations on November 19, 2012.

See accompanying notes to financial statements.

COMPASS EMP FUNDS
Consolidated Statements of Operations (Continued)
For the Period Ended December 31, 2012 (Unaudited) (a)

	US 500	Long/Short	International 500	Commodity Long	Commodity Strategies
	Enhanced Volatility	Strategies	Enhanced Volatility	Short Strategies	Volatility
	Weighed Fund	Fund	Weighted Fund	Fund	Weighted Fund

Investment Income:
Dividend income	$ 43,737	$ -	$ -	$ -	$ -
Interest income	249	2,733	8,703	1,449	1,435
Total Investment Income	43,986	2,733	8,703	1,449	1,435

Operating Expenses:
Investment advisory fees	12,884	5,594	10,452	3,264	2,760
12b-1 fees:
Class A	2,575	1,118	2,089	652	656
Class C	1	-	1	1	1
Class T	-	-	1	-	-
Administration fees	2,336	1,665	2,112	1,451	1,453
Insurance expenses	1,734	867	1,445	506	506
Legal fees	1,610	805	1,342	1,620	1,620
Printing expenses	1,208	603	1,006	352	352
Non 12b-1 shareholder servicing fees	1,150	1,151	1,151	1,151	1,151
Registration fees	673	673	673	673	673
Trustees' fees	619	310	516	181	181
Custody fees	193	787	851	56	56
Compliance officer fees	1,042	521	868	304	304
Miscellaneous expenses	575	575	576	575	575
Total Operating Expenses	26,600	14,669	23,083	10,786	10,288
Less: Expenses waived
by Advisor	(10,099)	(7,507)	(9,279)	(6,606)	(6,607)
Net Operating Expenses	16,501	7,162	13,804	4,180	3,681

Net Investment Income (Loss)	27,485	(4,429)	(5,101)	(2,731)	(2,246)

Realized and Unrealized
Gain (Loss) on Investments:
Net realized gain (loss) on investments and
foreign currency transactions	89	121	(28,557)	26	43
Net realized loss on future contracts	-	(102,561)	-	(64,727)	(7,993)
Net change in unrealized appreciation /
(depreciation) on investments and
foreign currency translations	108,604	(6,679)	154,923	(2,331)	(2,331)
Net change in unrealized appreciation /
(depreciation) from futures contracts	-	36,136	-	(37,452)	(52,054)
Net Realized and Unrealized
Gain (Loss) on Investments	108,693	(72,983)	126,366	(104,484)	(62,335)

Net Increase (Decrease) in
Net Assets Resulting
From Operations	$ 136,178	$ (77,412)	$ 121,265	$ (107,215)	$ (64,581)

(a)	The Compass EMP Funds commenced operations on November 19, 2012.

See accompanying notes to financial statements.

COMPASS EMP FUNDS
Consolidated Statements of Operations (Continued)
For the Period Ended December 31, 2012 (Unaudited) (a)

	Long/Short	Enhanced	Ultra Short-Term
	Fixed Income	Fixed Income	Fixed income
	Fund	Fund	Fund

Investment Income:
Dividend income	$ -	$ -	$ -
Interest income	5,123	16,196	2,740
Total Investment Income	5,123	16,196	2,740

Operating Expenses:
Investment advisory fees	7,887	15,824	1,405
12b-1 fees:
Class A	2,628	7,911	633
Class C	1	1	-
Class T	1	1	-
Legal fees	4,897	1,744	402
Printing expenses	3,672	1,308	302
Compliance officer fees	3,169	1,129	260
Administration fees	2,360	4,790	1,555
Trustees' fees	1,883	671	155
Custody fees	1,278	210	48
Registration fees	673	673	673
Insurance expenses	506	506	506
Non 12b-1 shareholder servicing fees	1,151	1,151	1,151
Miscellaneous expenses	575	575	575
Total Operating Expenses	30,681	36,494	7,665
Less: Expenses waived
by Advisor	(18,586)	(9,589)	(5,448)
Net Operating Expenses	12,095	26,905	2,217

Net Investment Income (Loss)	(6,972)	(10,709)	523

Realized and Unrealized
Gain (Loss) on Investments:
Net realized gain on investments	5	5	-
Net realized loss from futures contracts	-	-	-
Net change in unrealized depreciation
on investments	(11,044)	(35,375)	-
Net change in unrealized depreciation
from futures contracts	(34,012)	(103,664)	-
Net Realized and Unrealized
Gain (Loss) on Investments	(11,039)	(35,370)	-

Net Increase (Decrease) in
Net Assets Resulting
From Operations	$ (18,011)	$ (46,079)	$ 523

(a)	The Compass EMP Funds commenced operations on November 19, 2012.

See accompanying notes to financial statements.

COMPASS EMP FUNDS
Consolidated Statements of Changes in Net Assets

	U.S. 500	U.S. Small Cap	International	Emerging Market	REC Enhanced
	Volatility	500 Volatility	500 Volatility	500 Volatility	Volatility
	Weighted Fund	Weighted Fund	Weighed Fund	Weighted Fund	Weighted Fund

	For the Period Ended	For the Period Ended	For the Period Ended	For the Period Ended	For the Period Ended
	December 31, 2012 (a)	December 31, 2012 (a)	December 31, 2012 (a)	December 31, 2012 (a)	December 31, 2012 (a)
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Operations:
Net investment income	$ 21,936	$ 11,907	$ 3,538	$ (554)	$ 11,376
Net realized gain (loss) on investments
and foreign currency transactions	93	580	(47,264)	7,752	57
Net change in unrealized appreciation on
investments and foreign currency
translations	75,550	64,678	246,921	78,689	88,427
Net increase in net assets
resulting from operations	97,579	77,165	203,195	85,887	99,860

Distributions to Shareholders:
Net investment income
Class A	(23,020)	(12,666)	(8,286)	(3,317)	(7,123)
Class C	(2)	(4)	-	(1)	(2)
Class I	(16)	(10)	(2)	(4)	(4)
Class T	(3)	(5)	(1)	(2)	(3)
Total dividends and distributions
to shareholders	(23,041)	(12,685)	(8,289)	(3,324)	(7,132)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	8,199,122	2,588,978	7,633,745	2,412,138	2,862,718
Class C	1,000	1,000	1,000	1,000	1,000
Class I	5,200	2,000	1,500	2,500	1,500
Class T	1,000	1,000	1,000	1,000	1,000
Reinvestment of dividends and distributions
Class A	23,020	12,667	8,286	3,317	7,123
Class C	2	4	-	1	2
Class I	16	10	2	4	4
Class T	3	5	1	2	3
Cost of shares redeemed
Class A	(11,125)	(5,758)	(4,002)	(1,507)	(3,394)
Class C	-	-	-	-	-
Class I	-	-	-	-	-
Class T	-	-	-	-	-
Net increase in net assets from
share transactions of beneficial interest	8,218,238	2,599,906	7,641,532	2,418,455	2,869,956

Total Increase in Net Assets	8,292,776	2,664,386	7,836,438	2,501,018	2,962,684

Net Assets:
Beginning of period	-	-	-	-	-
End of period*	$ 8,292,776	$ 2,664,386	$ 7,836,438	$ 2,501,018	$ 2,962,684
* Includes undistributed net investment
(loss) at end of period	$ (1,105)	$ (778)	$ (4,751)	$ (3,878)	$ 4,244

Share Activity:
Shares Sold
Class A	804,576	252,549	744,604	238,549	284,501
Class C	100	100	100	100	100
Class I	512	198	149	248	150
Class T	100	100	100	100	100
Shares Reinvested
Class A	2,231	1,206	787	321	690
Class C	-	-	-	-	-
Class I	2	-	-	-	-
Class T	-	-	-	-	-
Shares Redeemed
Class A	(1,078)	(548)	(380)	(146)	(329)
Class C	-	-	-	-	-
Class I	-	-	-	-	-
Class T	-	-	-	-	-
Net increase in shares of
beneficial interest outstanding	806,443	253,605	745,360	239,172	285,212

(a)	The Compass EMP Funds commenced operations on November 19, 2012.

See accompanying notes to financial statements.

COMPASS EMP FUNDS
Consolidated Statements of Changes in Net Assets (Continued)

	U.S 500	Long/Short	International 500	Commodity Long	Commodity
	Enhanced Volatility	Strategies	Enhanced Volatility	Short Strategies	Strategies Volatility
	Weighted Fund	Fund	Weighted Fund	Fund	Weighted Fund

	For the Period Ended	For the Period Ended	For the Period Ended	For the Period Ended	For the Period Ended
	December 31, 2012 (a)	December 31, 2012 (a)	December 31, 2012 (a)	December 31, 2012 (a)	December 31, 2012 (a)
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Operations:
Net investment income (loss)	$ 27,485	$ (4,429)	$ (5,101)	$ (2,731)	$ (2,246)
Net realized gain (loss) on investments,
foreign currency transactions
and futures contracts	89	(102,440)	(28,557)	(64,701)	(7,950)
Net change in unrealized appreciation
(depreciation) on investments, foreign
currency translations and futures
contracts	108,604	29,457	154,923	(39,783)	(54,385)
Net increase (decrease) in net assets
resulting from operations	136,178	(77,412)	121,265	(107,215)	(64,581)

Distributions to Shareholders:
Net investment income
Class A	(29,265)	-	-	-	-
Class C	(2)	-	-	-	-
Class I	(19)	-	-	-	-
Class T	(3)	-	-	-	-
Total dividends and distributions
to shareholders	(29,289)	-	-	-	-

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	11,772,401	5,146,122	9,539,171	3,054,378	3,054,369
Class C	1,000	1,000	1,000	1,000	1,000
Class I	6,800	2,500	2,400	1,500	1,500
Class T	1,000	1,000	1,000	1,000	1,000
Reinvestment of dividends and distributions
Class A	29,265	-	-	-	-
Class C	2	-	-	-	-
Class I	19	-	-	-	-
Class T	3	-	-	-	-
Cost of shares redeemed
Class A	(14,144)	-	-	-	-
Class C	-	-	-	-	-
Class I	-	-	-	-	-
Class T	(12)	-	-	-	-
Net increase in net assets from
share transactions of beneficial interest	11,796,334	5,150,622	9,543,571	3,057,878	3,057,869

Total Increase in Net Assets	11,903,223	5,073,210	9,664,836	2,950,663	2,993,288

Net Assets:
Beginning of period	-	-	-	-
End of period*	$ 11,903,223	$ 5,073,210	$ 9,664,836	$ 2,950,663	$ 2,993,288
* Includes undistributed net investment
loss at end of year	$ (1,804)	$ (4,429)	$ (5,101)	$ (2,731)	$ (2,731)
Share Activity:
Shares Sold
Class A	1,155,219	504,055	942,512	304,014	303,065
Class C	100	100	100	100	100
Class I	669	247	238	150	150
Class T	100	100	100	100	100
Shares Reinvested
Class A	2,836	-	-	-	-
Class C	-	-	-	-	-
Class I	2	-	-	-	-
Class T	-	-	-	-	-
Shares Redeemed
Class A	(1,371)	-	-	-	-
Class C	-	-	-	-	-
Class I	-	-	-	-	-
Class T	(1)	-	-	-	-
Net increase in shares of
beneficial interest outstanding	1,157,554	504,502	942,950	304,364	303,415

(a)	The Compass EMP Funds commenced operations on November 19, 2012.

See accompanying notes to financial statements.

COMPASS EMP FUNDS
Consolidated Statements of Changes in Net Assets (Continued)

	Long/Short	Enhanced	Ultra Short-Term
	Fixed Income	Fixed Income	Fixed Income
	Fund	Fund	Fund

	For the Period Ended	For the Period Ended	For the Period Ended
	December 31, 2012 (a)	December 31, 2012 (a)	December 31, 2012 (a)
	(Unaudited)	(Unaudited)	(Unaudited)
Operations:
Net investment (loss)	$ (6,972)	$ (10,709)	$ 523
Net realized gain on investments	5	5	-
Net realized (loss) on futures contracts	-	-	-
Net change in unrealized depreciation
on investments and futures contracts	(45,056)	(139,039)	-
Net increase in net assets
resulting from operations	(52,023)	(149,743)	523

Distributions to Shareholders:
Net Investment Income
Class A	-	-	-
Class C	-	-	-
Class I	-	-	-
Class T	-	-	-
Total dividends and distributions
to shareholders	$ -	$ -	$ -

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	12,114,865	36,477,201	2,947,286
Class C	1,000	1,000	-
Class I	1,500	1,500	2,693,887
Class T	1,000	1,000	-
Reinvestment of dividends and distributions
Class A	-	-	-
Class C	-	-	-
Class I	-	-	-
Class T	-	-	-
Cost of shares redeemed
Class A	-	(20,003)	(39,082)
Class C	-	-	-
Class I	-	-	-
Class T	-	-	-
Net increase in net assets from
share transactions of beneficial interest	12,118,365	36,460,698	5,602,091

Total Increase in Net Assets	12,066,342	36,310,955	5,602,614

Net Assets:
Beginning of period	-	-	-
End of period*	$ 12,066,342	$ 36,310,955	$ 5,602,614
* Includes undistributed net investment income
(loss) at end of year	$ (6,972)	$ (10,709)	$ 523
Share Activity:
Shares Sold
Class A	1,211,499	3,647,758	294,729
Class C	100	100	-
Class I	150	150	269,389
Class T	100	100	-
Shares Reinvested
Class A	-	-	-
Class C	-	-	-
Class I	-	-	-
Class T	-	-	-
Shares Redeemed
Class A	-	(2,013)	(3,911)
Class C	-	-	-
Class I	-	-	-
Class T	-	-	-
Net increase in shares of
beneficial interest outstanding	1,211,849	3,646,095	560,207

(a)	The Compass EMP Funds commenced operations on November 19, 2012.

See accompanying notes to financial statements.

COMPASS EMP US 500 VOLATILITY WEIGHTED FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

	For the Period Ended December 31, 2012 (Unaudited)(1)

	Class A	Class C	Class I	Class T

Net asset value, beginning of period	$ 10.00	$ 10.00	$ 10.00	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.04	0.02	0.04	0.02
Net realized and unrealized gain on investments	0.27	0.28	0.27	0.29
Total from investment operations	0.31	0.30	0.31	0.31

LESS DISTRIBUTIONS:
From net investment income	(0.03)	(0.02)	(0.03)	(0.03)
From net realized gains on investments	-	-	-	-
Total distributions	(0.03)	(0.02)	(0.03)	(0.03)

Net asset value, end of period	$ 10.28	$ 10.28	$ 10.28	$ 10.28

Total return (3)(4)(5)	3.09%	3.00%	3.11%	3.10%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 8,285	$ 1	$ 5	$ 1
Ratios to average net assets
Expenses, before reimbursement (6)	2.13%	367.04%	89.84%	366.54%
Expenses, net reimbursement (6)	1.20%	1.95%	0.95%	1.45%
Net investment income, before reimbursement (6)	3.98%	1.39%	3.15%	1.91%
Net investment income, net reimbursement (6)	3.05%	366.49%	92.04%	367.00%
Portfolio turnover rate	0%	0%	0%	0%

(1) The Fund commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3) Total return calculation does not reflect redemption fee.
(4)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(5)	For periods of less than one full year, total return is not annualized.
(6) Annualized.

See accompanying notes to financial statements.

COMPASS EMP US SMALL CAP 500 VOLATILITY WEIGHTED FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

	For the Period Ended December 31, 2012 (Unaudited)(1)

	Class A	Class C	Class I	Class T

Net asset value, beginning of period	$ 10.00	$ 10.00	$ 10.00	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.06	0.04	0.06	0.04
Net realized and unrealized gain on investments	0.50	0.50	0.50	0.51
Total from investment operations	0.56	0.54	0.56	0.55

LESS DISTRIBUTIONS:
From net investment income	(0.05)	(0.04)	(0.05)	(0.05)
From net realized gains on investments	-	-	-	-
Total distributions	(0.05)	(0.04)	(0.05)	(0.05)

Net asset value, end of period	$ 10.51	$ 10.50	$ 10.51	$ 10.50

Total return (3)(4)(5)	5.61%	5.40%	5.61%	5.50%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 2,660	$ 1	$ 2	$ 1
Ratios to average net assets
Expenses, before reimbursement (6)	3.06%	229.12%	130.39%	228.59%
Expenses, net reimbursement (6)	1.25%	2.00%	1.00%	1.50%
Net investment income, before reimbursement (6)	5.23%	3.07%	4.72%	3.58%
Net investment income, net reimbursement (6)	7.04%	230.19%	134.11%	230.68%
Portfolio turnover rate	0.03%	0.03%	0.03%	0.03%

(1) The Fund commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3) Total return calculation does not reflect redemption fee.
(4)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(5)	For periods of less than one full year, total return is not annualized.
(6) Annualized.

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

	For the Period Ended December 31, 2012 (Unaudited)(1)

	Class A	Class C	Class I	Class T

Net asset value, beginning of period	$ 10.00	$ 10.00	$ 10.00	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss) (2)	0.01	(0.01)	0.01	-
Net realized and unrealized gain on investments	0.51	0.53	0.51	0.52
Total from investment operations	0.52	0.52	0.52	0.52

LESS DISTRIBUTIONS:
From net investment income	(0.01)	-	(0.01)	(0.01)
From net realized gains on investments	-	-	-	-
Total distributions	(0.01)	-	(0.01)	(0.01)

Net asset value, end of period	$ 10.51	$ 10.52	$ 10.51	$ 10.51

Total return (3)(4)(5)	5.21%	5.20%	5.23%	5.20%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 7,833	$ 1	$ 2	$ 1
Ratios to average net assets
Expenses, before reimbursement (6)	2.39%	382.62%	276.53%	382.37%
Expenses, net reimbursement (6)	1.40%	2.15%	1.15%	1.65%
Net investment income (loss), before reimbursement (6)	0.53%	(0.65)%	0.47%	(0.11)%
Net investment income, net reimbursement (6)	1.52%	379.83%	275.85%	380.61%
Portfolio turnover rate	0.06%	0.06%	0.06%	0.06%

(1) The Fund commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3) Total return calculation does not reflect redemption fee.
(4)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(5)	For periods of less than one full year, total return is not annualized.
(6) Annualized.

See accompanying notes to financial statements.

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

	For the Period Ended December 31, 2012 (Unaudited)(1)

	Class A	Class C	Class I	Class T

Net asset value, beginning of period	$ 10.00	$ 10.00	$ 10.00	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment loss (2)	-	(0.02)	-	(0.01)
Net realized and unrealized gain on investments	0.47	0.48	0.48	0.48
Total from investment operations	0.47	0.46	0.48	0.47

LESS DISTRIBUTIONS:
From net investment income	(0.01)	(0.01)	(0.02)	(0.02)
From net realized gains on investments	-	-	-	-
Total distributions	(0.01)	(0.01)	(0.02)	(0.02)

Net asset value, end of period	$ 10.46	$ 10.45	$ 10.46	$ 10.45

Total return (3)(4)(5)	4.74%	4.60%	4.76%	4.70%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 2,496	$ 1	$ 3	$ 1
Ratios to average net assets
Expenses, before reimbursement (6)	3.60%	263.28%	123.17%	262.82%
Expenses, net reimbursement (6)	1.45%	2.20%	1.20%	1.70%
Net investment loss, before reimbursement (6)	(0.26)%	(1.30)%	(0.14)%	(0.69)%
Net investment income, net reimbursement (6)	1.90%	259.78%	121.84%	260.43%
Portfolio turnover rate	0.20%	0.20%	0.20%	0.20%

(1) The Fund commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3) Total return calculation does not reflect redemption fee.
(4)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(5)	For periods of less than one full year, total return is not annualized.
(6) Annualized.

See accompanying notes to financial statements.

COMPASS EMP REC ENHANCED VOLATILITY WEIGHTED FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

	For the Period Ended December 31, 2012 (Unaudited)(1)

	Class A	Class C	Class I	Class T

Net asset value, beginning of period	$ 10.00	$ 10.00	$ 10.00	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.05	0.03	0.04	0.03
Net realized and unrealized gain on investments	0.37	0.37	0.38	0.38
Total from investment operations	0.42	0.40	0.42	0.41

LESS DISTRIBUTIONS:
From net investment income	(0.03)	(0.02)	(0.03)	(0.03)
From net realized gains on investments	-	-	-	-
Total distributions	(0.03)	(0.02)	(0.03)	(0.03)

Net asset value, end of period	$ 10.39	$ 10.38	$ 10.39	$ 10.38

Total return (3)(4)(5)	4.15%	4.00%	4.17%	4.10%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 2,959	$ 1	$ 2	$ 1
Ratios to average net assets
Expenses, before reimbursement (6)	3.59%	310.68%	223.78%	310.54%
Expenses, net reimbursement (6)	1.40%	2.15%	1.15%	1.65%
Net investment income, before reimbursement (6)	4.48%	2.46%	3.80%	2.94%
Net investment income, net reimbursement (6)	6.67%	310.99%	226.43%	311.83%
Portfolio turnover rate	0%	0%	0%	0%

(1) The Fund commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3) Total return calculation does not reflect redemption fee.
(4)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(5)	For periods of less than one full year, total return is not annualized.
(6) Annualized.

See accompanying notes to financial statements.

COMPASS EMP US 500 ENHANCED VOLATILITY WEIGHTED FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

	For the Period Ended December 31, 2012 (Unaudited)(1)

	Class A	Class C	Class I	Class T

Net asset value, beginning of period	$ 10.00	$ 10.00	$ 10.00	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.03	0.01	0.03	0.02
Net realized and unrealized gain on investments	0.28	0.29	0.28	0.29
Total from investment operations	0.31	0.30	0.31	0.31

LESS DISTRIBUTIONS:
From net investment income	(0.03)	(0.02)	(0.03)	(0.03)
From net realized gains on investments	-	-	-	-
Total distributions	(0.03)	(0.02)	(0.03)	(0.03)

Net asset value, end of period	$ 10.28	$ 10.28	$ 10.28	$ 10.28

Total return (3)(4)(5)	3.05%	3.00%	3.08%	3.10%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 11,894	$ 1	$ 7	$ 1
Ratios to average net assets
Expenses, before reimbursement (6)	2.42%	467.03%	87.23%	466.60%
Expenses, net reimbursement (6)	1.60%	2.35%	1.35%	1.86%
Net investment income, before reimbursement (6)	2.67%	1.01%	2.74%	1.51%
Net investment income, net reimbursement (6)	3.49%	465.69%	88.62%	466.24%
Portfolio turnover rate	0%	0%	0%	0%

(1) The Fund commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3) Total return calculation does not reflect redemption fee.
(4)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(5)	For periods of less than one full year, total return is not annualized.
(6) Annualized.

See accompanying notes to financial statements.

COMPASS EMP LONG SHORT STRATEGIES FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

	For the Period Ended December 31, 2012 (Unaudited)(1)

	Class A	Class C	Class I	Class T

Net asset value, beginning of period	$ 10.00	$ 10.00	$ 10.00	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment loss (2)	(0.01)	(0.02)	(0.01)	(0.02)
Net realized and unrealized gain on investments	0.07	0.07	0.08	0.08
Total from investment operations	0.06	0.05	0.07	0.06

LESS DISTRIBUTIONS:
From net investment income	-	-	-	-
From net realized gains on investments	-	-	-	-
Total distributions	-	-	-	-

Net asset value, end of period	$ 10.06	$ 10.05	$ 10.07	$ 10.06

Total return (3)(4)(5)	0.60%	0.50%	0.70%	0.60%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 5,069	$ 1	$ 2	$ 1
Ratios to average net assets
Expenses, before reimbursement (6)	3.01%	351.49%	164.80%	351.14%
Expenses, net reimbursement (6)	1.60%	2.35%	1.35%	1.85%
Net investment loss, before reimbursement (6)	(0.99)%	(1.86)%	(0.79)%	(1.39)%
Net investment income, net reimbursement (6)	0.42%	347.27%	162.66%	347.90%
Portfolio turnover rate	0.04%	0.04%	0.04%	0.04%

(1) The Fund commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3) Total return calculation does not reflect redemption fee.
(4)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(5)	For periods of less than one full year, total return is not annualized.
(6) Annualized.

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

	For the Period Ended December 31, 2012 (Unaudited)(1)

	Class A	Class C	Class I	Class T

Net asset value, beginning of period	$ 10.00	$ 10.00	$ 10.00	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment loss (2)	(0.01)	(0.02)	(0.01)	(0.01)
Net realized and unrealized gain on investments	0.26	0.26	0.26	0.26
Total from investment operations	0.25	0.24	0.25	0.25

LESS DISTRIBUTIONS:
From net investment income	-	-	-	-
From net realized gains on investments	-	-	-	-
Total distributions	-	-	-	-

Net asset value, end of period	$ 10.25	$ 10.24	$ 10.25	$ 10.25

Total return (3)(4)(5)	2.50%	2.40%	2.50%	2.50%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 9,660	$ 1	$ 2	$ 1
Ratios to average net assets
Expenses, before reimbursement (6)	2.58%	451.95%	217.91%	451.72%
Expenses, net reimbursement (6)	1.65%	2.40%	1.40%	1.90%
Net investment loss, before reimbursement (6)	(0.61)%	(1.58)%	(0.48)%	(0.95)%
Net investment income, net reimbursement (6)	0.32%	447.96%	216.02%	448.87%
Portfolio turnover rate	0.06%	0.06%	0.06%	0.06%

(1) The Fund commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3) Total return calculation does not reflect redemption fee.
(4)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(5)	For periods of less than one full year, total return is not annualized.
(6) Annualized.
See accompanying notes to financial statements.

COMPASS EMP COMMODITY LONG SHORT STRATEGIES FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

	For the Period Ended December 31, 2012 (Unaudited)(1)

	Class A	Class C	Class I	Class T

Net asset value, beginning of period	$ 10.00	$ 10.00	$ 10.00	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment loss (2)	(0.01)	(0.02)	(0.01)	(0.02)
Net realized and unrealized loss on investments	(0.30)	(0.30)	(0.30)	(0.29)
Total from investment operations	(0.31)	(0.32)	(0.31)	(0.31)

LESS DISTRIBUTIONS:
From net investment income	-	-	-	-
From net realized gains on investments	-	-	-	-
Total distributions	-	-	-	-

Net asset value, end of period	$ 9.69	$ 9.68	$ 9.69	$ 9.69

Total return (3)(4)(5)	(3.10)%	(3.20)%	(3.10)%	(3.10)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 2,947	$ 1	$ 1	$ 1
Ratios to average net assets
Expenses, before reimbursement (6)	3.73%	320.13%	231.21%	319.82%
Expenses, net reimbursement (6)	1.60%	2.35%	1.35%	1.85%
Net investment loss, before reimbursement (6)	(1.06)%	(1.95)%	(0.93)%	(1.32)%
Net investment income, net reimbursement (6)	1.07%	315.83%	228.93%	316.65%
Portfolio turnover rate	1.66%	1.66%	1.66%	1.66%

(1) The Fund commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3) Total return calculation does not reflect redemption fee.
(4)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(5)	For periods of less than one full year, total return is not annualized.
(6) Annualized.

See accompanying notes to financial statements.

COMPASS EMP COMMODITY STRATEGIES VOLATILITY WEIGHTED FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

	For the Period Ended December 31, 2012 (Unaudited)(1)

	Class A	Class C	Class I	Class T

Net asset value, beginning of period	$ 10.00	$ 10.00	$ 10.00	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment loss (2)	(0.01)	(0.02)	(0.01)	(0.01)
Net realized and unrealized loss on investments	(0.12)	(0.12)	(0.12)	(0.13)
Total from investment operations	(0.13)	(0.14)	(0.13)	(0.14)

LESS DISTRIBUTIONS:
From net investment income	-	-	-	-
From net realized gains on investments	-	-	-	-
Total distributions	-	-	-	-

Net asset value, end of period	$ 9.87	$ 9.86	$ 9.87	$ 9.86

Total return (3)(4)(5)	(1.30)%	(1.40)%	(1.30)%	(1.40)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 2,990	$ 1	$ 1	$ 1
Ratios to average net assets
Expenses, before reimbursement (6)	3.51%	317.40%	229.16%	316.89%
Expenses, net reimbursement (6)	1.40%	2.15%	1.15%	1.65%
Net investment loss, before reimbursement (6)	(0.87)%	(1.75)%	(0.73)%	(1.18)%
Net investment income, net reimbursement (6)	1.25%	313.50%	227.29%	314.06%
Portfolio turnover rate	2.60%	2.60%	2.60%	2.60%

(1) The Fund commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3) Total return calculation does not reflect redemption fee.
(4)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(5)	For periods of less than one full year, total return is not annualized.
(6) Annualized.

See accompanying notes to financial statements.

COMPASS EMP LONG SHORT FIXED INCOME FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

	For the Period Ended December 31, 2012 (Unaudited)(1)

	Class A	Class C	Class I	Class T

Net asset value, beginning of period	$ 10.00	$ 10.00	$ 10.00	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment loss (2)	(0.01)	(0.02)	(0.01)	(0.01)
Net realized and unrealized loss on investments	(0.03)	(0.03)	(0.03)	(0.03)
Total from investment operations	(0.04)	(0.05)	(0.04)	(0.04)

LESS DISTRIBUTIONS:
From net investment income	-	-	-	-
From net realized gains on investments	-	-	-	-
Total distributions	-	-	-	-

Net asset value, end of period	$ 9.96	$ 9.95	$ 9.96	$ 9.96

Total return (3)(4)(5)	(0.40)%	(0.50)%	(0.40)%	(0.40)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 12,063	$ 1	$ 1	$ 1
Ratios to average net assets
Expenses, before reimbursement (6)	2.63%	909.41%	653.82%	908.74%
Expenses, net reimbursement (6)	1.15%	1.90%	0.90%	1.40%
Net investment loss, before reimbursement (6)	(0.66)%	(1.53)%	(0.45)%	(1.05)%
Net investment income, net reimbursement (6)	0.81%	905.98%	652.48%	906.28%
Portfolio turnover rate	0.01%	0.01%	0.01%	0.01%

(1) The Fund commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3) Total return calculation does not reflect redemption fee.
(4)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(5)	For periods of less than one full year, total return is not annualized.
(6) Annualized.

See accompanying notes to financial statements.

COMPASS EMP ENHANCED FIXED INCOME FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

	For the Period Ended December 31, 2012 (Unaudited)(1)

	Class A	Class C	Class I	Class T

Net asset value, beginning of period	$ 10.00	$ 10.00	$ 10.00	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment loss (2)	-	(0.01)	-	(0.01)
Net realized and unrealized loss on investments	(0.04)	(0.04)	(0.04)	(0.03)
Total from investment operations	(0.04)	(0.05)	(0.04)	(0.04)

LESS DISTRIBUTIONS:
From net investment income	-	-	-	-
From net realized gains on investments	-	-	-	-
Total distributions	-	-	-	-

Net asset value, end of period	$ 9.96	$ 9.95	$ 9.96	$ 9.96

Total return (3)(4)(5)	(0.40)%	(0.50)%	(0.40)%	(0.40)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 36,307	$ 1	$ 1	$ 1
Ratios to average net assets
Expenses, before reimbursement (6)	1.11%	437.22%	314.49%	437.41%
Expenses, net reimbursement (6)	0.85%	1.60%	0.60%	1.10%
Net investment loss, before reimbursement (6)	(0.34)%	(1.20)%	(0.13)%	(0.69)%
Net investment loss, net reimbursement (6)	(0.08)%	434.42%	313.75%	435.62%
Portfolio turnover rate	0%	0%	0%	0%

(1) The Fund commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3) Total return calculation does not reflect redemption fee.
(4)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(5)	For periods of less than one full year, total return is not annualized.
(6) Annualized.

See accompanying notes to financial statements.

COMPASS EMP ULTRA SHORT-TERM FIXED INCOME FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	For the Period Ended December 31, 2012 (Unaudited)(1)

	Class A	Class I

Net asset value, beginning of period	$ 10.00	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (2)	-	0.01
Net realized and unrealized loss on investments	-	(0.01)
Total from investment operations	0.00	0.00

LESS DISTRIBUTIONS:
From net investment income	-	-
From net realized gains on investments	-	-
Total distributions	-	-

Net asset value, end of period	$ 10.00	$ 10.00

Total return (3)(4)(5)	0.00%	0.00%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 2,908	$ 2,694
Ratios to average net assets
Expenses, before reimbursement (6)	0.70%	0.45%
Expenses, net reimbursement (6)	2.03%	2.57%
Net investment income, before reimbursement (6)	0.03%	0.46%
Net investment income, net reimbursement (6)	(1.33)%	2.58%
Portfolio turnover rate	0%	0%

(1) The Fund commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3) Total return calculation does not reflect redemption fee.
(4)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(5) For periods of less than one full year, total return is not annualized.
(6) Annualized.

See accompanying notes to financial statements.

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

December 31, 2012

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Compass EMP Funds Trust (the "Trust"), was organized as a Delaware business trust on April 11, 2012.  The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, ("1940 Act").  The Trust currently consists of thirteen series.  These financial statements include the following series (each a "Fund" and collectively, the "Funds").  The Funds are registered as diversified.  The investment objectives of each Fund are set forth below.  The Funds’ investment manager is Compass Efficient Model Portfolios, LLC, also known as Compass Advisory Group (the "Manager" or "Compass").

The Funds commenced operations on November 19, 2012 and their objectives are as follows:

-

Compass EMP US 500 Volatility Weighted Fund - seeks to provide investment results that match the performance of the CEMP U.S. Large Cap 500 Volatility Weighted Index before expenses.

-

Compass EMP US Small Cap 500 Volatility Weighted Fund - seeks to provide investment results that match the performance of the CEMP U.S. Small Cap 500 Volatility Weighted Index before expenses.

-

Compass EMP International 500 Volatility Weighted Fund - seeks to provide investment results that match the performance of the CEMP International 500 Volatility Weighted Index before expenses.

-

Compass EMP Emerging Market 500 Volatility Weighted Fund - seeks to provide investment results that match the performance of the CEMP Emerging Market 500 Volatility Weighted Index before expenses

-

Compass EMP US 500 Enhanced Volatility Weighted Fund - seeks to provide investment results that match the performance of the CEMP U.S. Large Cap 500 Long/Cash Volatility Weighted Index before expenses.

-

Compass EMP International 500 Enhanced Volatility Weighted Fund - seeks to provide investment results that match the performance of the CEMP International 500 Long/Cash Volatility Weighted Index before expenses.

-

Compass EMP REC Enhanced Volatility Weighted Fund - seeks to provide investment results that match the performance of the CEMP REIT Long/Cash Volatility Weighted Index before expenses.

-

Compass EMP Commodity Strategies Volatility Weighted Fund - seeks to provide investment results that match the performance of the CEMP Commodity Volatility Weighted Index before expenses.

-

Compass EMP Commodity Long/Short Strategies Fund - Capital Appreciation.

-

Compass EMP Long/Short Strategies Fund - Capital Appreciation.

-

Compass EMP Long/Short Fixed Income Fund - Total Return.

-

Compass EMP Enhanced Fixed Income Fund - Total Return.

-

Compass EMP Ultra Short-Term Fixed Income Fund - Current Income.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America ("GAAP").

a) Investment Valuation - The net asset values per share of the Funds are determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.   When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable.  No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2012

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.  The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).  Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  The three levels of the fair value hierarchy under GAAP are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets,

                interest rates, amortized cost, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ assets and liabilities as of December 31, 2012:

Compass EMP US 500 Volatility Weighted Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 8,097,140	$ -	$ -	$ 8,097,140
Short-Term Investments	194,764	-	-	194,764
Total	$ 8,291,904	$ -	$ -	$ 8,291,904

Compass EMP U.S. Small Cap 500 Volatility Weighted Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 2,569,572	$ -	$ -	$ 2,569,572
Short-Term Investments	89,022	-	-	89,022
Total	$ 2,658,594	$ -	$ -	$ 2,658,594

Compass EMP International 500 Volatility Weighted Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 7,714,766	$ -	$ -	$ 7,714,766
Short-Term Investments	100,049	-	-	100,049
Total	$ 7,814,815	$ -	$ -	$ 7,814,815

Compass EMP Emerging Market 500 Volatility Weighted Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 2,175,917	$ -	$ -	$ 2,175,917
Exchange Traded Funds*	235,016	-	-	235,016
Short-Term Investments	85,037	-	-	85,037
Total	$ 2,495,970	$ -	$ -	$ 2,495,970

Compass EMP U.S. 500 Enhanced Volatility Weighted Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 11,647,187	$ -	$ -	$ 11,647,187
Short-Term Investments	259,508	-	-	259,508
Total	$ 11,906,695	$ -	$ -	$ 11,906,695

Compass EMP International 500 Enhanced Volatility Weighted Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 4,842,781	$ -	$ -	$ 4,842,781
Short-Term Investments	4,794,900	-	-	4,794,900
Total	$ 9,637,681	$ -	$ -	$ 9,637,681

Compass EMP REC Enhanced Volatility Weighted Fund

Assets	Level 1	Level 2	Level 3	Total
REITS	$ 2,902,018	$ -	$ -	$ 2,902,018
Short-Term Investments	53,872	-	-	53,872
Total	$ 2,955,890	$ -	$ -	$ 2,955,890

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2012

Compass EMP Commodity Strategies Volatility Weighted Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 120,698	$ -	$ -	$ 120,698
Bonds & Notes	-	707,016	-	707,016
Short - Term Investments	2,218,825	-	-	2,218,825
Total	$ 2,339,523	$ 707,016	$ -	$ 3,046,539
Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts	$ 52,055	$ -	$ -	$ 52,055
Total	$ 52,055	$ -	$ -	$ 52,055

Compass EMP Commodity Long/Short Strategies Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 119,520	$ -	$ -	$ 119,520
Bond & Notes	-	707,016	-	707,016
Short-Term Investments	2,219,994	-	-	2,219,994
Total	$ 2,339,514	$ 707,016	$ -	$ 3,046,530
Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts	$ 37,451	$ -	$ -	$ 37,451
Total	$ 37,451	$ -	$ -	$ 37,451

Compass EMP Long/Short Strategies Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 207,232	$ -	$ -	$ 207,232
Bonds & Notes	-	2,074,197	-	2,074,197
Short - Term Investments	2,298,220	-	-	2,298,220
Futures Contracts	36,136	-	-	36,136
Total	$ 2,541,588	$ 2,074,197	$ -	$ 4,615,785

Compass EMP Long/Short Fixed Income Fund

Assets	Level 1	Level 2	Level 3	Total
Mututal Funds	$ 480,570	$ -	$ -	$ 480,570
Bonds & Notes	-	3,443,007	-	3,443,007
Short -Term Investments	5,942,358	-	-	5,942,358
Total	$ 6,422,928	$ 3,443,007	$ -	$ 9,865,935
Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts	$ 34,014	-	-	$ 34,014
Total	$ 34,014	$ -	$ -	$ 34,014

Compass EMP Enhanced Fixed Income Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 1,446,004	$ -	$ -	$ 1,446,004
Bond & Notes	-	10,671,491	-	10,671,491
Short-Term Investments	23,180,668	-	-	23,180,668
Total	$ 24,626,672	$ 10,671,491	$ -	$ 35,298,163
Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts	$ 103,665	$ -	$ -	$ 103,665
Total	$ 103,665	$ -	$ -	$ 103,665

Compass EMP Ultra Short-Term Fixed Income Fund

Assets	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 6,703,166	$ -	$ -	$ 6,703,166
Total	$ 6,703,166	$ -	$ -	$ 6,703,166

*Please refer to the Portfolio of Investments for industry classifications.

The Funds did not hold any Level 3 securities during the year.

There were no transfers into or out of Level 1 and Level 2 during the current period presented.  It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the period.

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2012

b) Financial Futures Contracts–Each Fund may invest in futures contracts to hedge or manage risks associated with the Funds’ securities investments or to gain exposure to certain asset classes or markets.  As required by the 1940 Act, the Funds may purchase or sell futures contracts only if the Funds’ liabilities for the futures position are “covered” by an offsetting position in a futures contract or by the Funds segregating liquid assets equal to the Funds’ liabilities on the futures contract.  Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the Funds upon closing the futures contract. The Funds record an unrealized gain or loss by marking each futures contract to market on a daily basis.  A realized gain or loss is recorded when the contract is closed.  Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying assets. Futures contracts may have off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Consolidated Statements of Assets and Liabilities.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position.  In the event of adverse price movements, the Funds may be required to make cash payments to maintain their required margin.  In such situations, if the Funds had insufficient cash, they might have to sell portfolio securities to meet margin requirements at a time when it would be disadvantageous to do so.  In addition, the Funds might be required to make delivery of the underlying instruments of futures contracts they hold. The inability to close positions in futures could also have an adverse impact on the Funds’ ability to hedge or manage risks effectively.

Successful use of futures by the Funds is also subject to the Manager’s ability to predict movements correctly in the direction of the market. There is typically an imperfect correlation between movements in the price of the future and movements in the price of the assets that are the subject of the hedge.  In addition, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions.  Due to the possibility of price distortion in the futures market and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Manager may still not result in a successful hedging transaction over a short time frame.

The trading of futures contracts is also subject to the risk of trading halts, suspension, exchange or clearing house equipment failures, government intervention, insolvency of a commodities or brokerage firm or clearing house or other disruption of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

The Funds will purchase or sell futures contracts in accordance with the Commodity Futures Trading Commission (“CFTC”) regulations.

GAAP requires disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows.

Details of the disclosures for the period ended December 31, 2012 are as follows:

	Derivatives not Accounted for	Location in Consolidated Statements
Fund	as Hedging Instruments	of Assets and Liabilities	Value**
Long/Short Strategies Fund	Futures Contracts	Futures variation margin receivable	$ 36,136
Commodity Long Short Strategies Fund*	Futures Contracts	Futures variation margin payable	37,451
Commodity Strategies Volatility Weighted Fund*	Futures Contracts	Futures variation margin payable	52,005
Long/Short Fixed Income Fund	Futures Contracts	Futures variation margin payable	34,014
Enhanced Fixed Income Fund	Futures Contracts	Futures variation margin payable	103,665

*Consolidated

**Includes only current variation margin.

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2012

The effect of derivative instruments on the Consolidated Statements of Assets and Liabilities is as follows:

	Derivatives not Accounted for	Location of Gain (Loss) on
Fund	as Hedging Instruments	Derivatives Recognized in Income	Value
Long/Short Strategies Fund	Futures Contracts	Net realized loss on futures contracts	$(102,561)
Long/Short Strategies Fund	Futures Contracts	Net unrealized appreciation on futures contracts	35,569
Commodity Long Short Strategies Fund*	Futures Contracts	Net realized loss on futures contracts	(64,727)
Commodity Long Short Strategies Fund*	Futures Contracts	Net unrealized depreciation on futures contracts	(37,452)
Commodity Strategies Volatility Weighted Fund*	Futures Contracts	Net realized loss on futures contracts	(7,993)
Commodity Strategies Volatility Weighted Fund*	Futures Contracts	Net unrealized depreciation on futures contracts	(52,054)
Long/Short Fixed Income Fund	Futures Contracts	Net unrealized depreciation on futures contracts	(34,012)
Enhanced Fixed Income Fund	Futures Contracts	Net unrealized depreciation on futures contracts	(103,664)

*Consolidated

c) Investments in Wholly-Owned Subsidiaries – The financial statements of the Commodity Long/Short Strategies Fund and Commodity Strategies Volatility Weighted Fund are consolidated and include the accounts of CEMPCLSSF Fund Ltd. and CEMPCSVWF Fund Ltd., respectively, each wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiaries”), which invest in commodity futures and other investments intended to serve as margin or collateral for the Subsidiaries’ derivatives positions. The Funds wholly own and control the Subsidiaries, and the Funds and Subsidiaries are both managed by Compass.  Significant intercompany accounts and transactions have been eliminated in consolidation for the Funds. The accompanying financial statements reflect the financial positions of the Funds and the results of operations on a consolidated basis with the Subsidiaries. The Funds may invest up to 25% of their total assets at the end of each fiscal quarter in their respective Subsidiaries which act as investment vehicles in order to effect certain investments consistent with the Funds’ investment objectives and policies.

For tax purposes, the Subsidiaries are exempted Cayman investment companies.  The Subsidiaries have received an undertaking from the Government of the Cayman Islands exempting them from all local income, profits and capital gains taxes.  No such taxes are levied in the Cayman Islands at the present time.  For U.S. income tax purposes, the Subsidiaries are Controlled Foreign Corporations (“CFCs”) and as such are not subject to U.S. income tax.  However, as wholly-owned CFCs, the Subsidiaries’ net income and capital gains, to the extent of their earnings and profits, will be included each year in the Funds’ investment company taxable income.

d) Federal income tax – It is the Funds’ policy to qualify as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds 2013 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Funds make significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

e) Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date.

f) Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets.  Distribution fees are charged to each respective share class in accordance with the distribution plan.

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2012

g) Other - Investment and shareholder transactions are recorded on trade date.  The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis.  Discounts and premiums on debt securities are accreted or amortized over their respective lives using the effective interest method.

h) Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

i) Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications.  The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

j) Redemption fees and sales charges (loads) - A $15 redemption fee may be charged for redemptions made by wire.  The redemption fee is paid directly to and retained by the Funds, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Funds.  A maximum sales charge of 5.75% is imposed on Class A shares of all the funds with the exception of Ultra Short-Term Fixed income, which is 1.00%.  A maximum sales charge of 3.50% is imposed on Class T shares of all the funds with the exception of Ultra Short-Term Fixed Income.

(2)

INVESTMENT TRANSACTIONS

For the period ended December 31, 2012, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
U.S. 500 Volatility Weighted Fund	$201,848	$147
U.S. Small Cap 500 Volatility Weighted Fund	118,133	857
International 500 Volatility Weighted Fund	1,975,731	4,526

Emerging Market 500 Volatility Weighted Fund	4,415,267	4,109
U.S. 500 Enhanced Volatility Weighted Fund	290,252	183
International 500 Enhanced Volatility Weighted Fund	1,241,043	2,828
REC Enhanced Volatility Weighted Fund	88,930	63
Commodity Strategies Volatility Weighted Fund	680,826	3,135
Commodity Long/Short Strategies Fund	679,830	1,981
Long/Short Strategies Fund	1,995,811	88
Long/Short Fixed Income Fund	3,298,089	32
Enhanced Fixed Income Fund	10,188,632	32

(3)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Compass acts as investment manager for the Funds pursuant to the terms of the Management Agreement (the "Management Agreement").  Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with the Funds’ investment policies and restrictions.  The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds.  For its investment management services, the Funds pay to the Manager, as of the last day of each month, an annualized fee equal to 0.85% of average net assets of the US 500 Volatility Weighted Fund, 0.90% of the US Small Cap 500 Volatility Weighted Fund, 1.00% of the International 500 Volatility Weighted Fund, 1.05% of the Emerging Market Volatility Weighted Fund, REC Enhanced Volatility Weighted Fund and Commodity Strategies Volatility Weighted, 1.25% of the US 500 Enhanced Volatility Weighted, International 500 Enhanced Volatility Weighted Fund, Commodity Long/Short Strategies Fund, and the Long/Short Strategies Fund, 0.75% of the Long/Short Fixed Income Fund, 0.50% of the Enhanced Fixed Income Fund, and .40% of the Ultra Short-Term Fixed Income Fund, such fees to be computed daily based upon daily average net assets of the Funds.  The Manager pays expenses incurred by it in connection with acting as investment manager to the Funds other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Funds and certain other expenses paid by the Funds (as detailed in the Management Agreement).  The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement).  For the period ended December 31, 2012, management fees incurred by the Funds as well as amounts due to or from the Manager at December 31, 2012 were as follows:

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2012

Fund	Management Fees	Due To/(From) Manager at December 31, 2012
U.S. 500 Volatility Weighted Fund	6,103	(1,820)
U.S. Small Cap 500 Volatility Weighted Fund	2,049	(2,867)
International 500 Volatility Weighted Fund	6,739	(1,264)
Emerging Market 500 Volatility Weighted Fund	2,244	(3,255)
U.S. 500 Enhanced Volatility Weighted Fund	12,884	2,785
International 500 Enhanced Volatility Weighted Fund	10,452	1,173
REC Enhanced Volatility Weighted Fund	2,662	(3,941)
Commodity Strategies Volatility Weighted Fund	2,760	(3,847)
Commodity Long/Short Strategies Fund	3,264	(3,342)
Long/Short Strategies Fund	5,594	(1,913)
Long/Short Fixed Income Fund	7,887	(10,699)
Enhanced Fixed Income Fund	15,824	6,236
Ultra Short-Term Fixed Income Fund	1,405	(4,044)

The Manager and the Funds have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; 12b-1 distribution plan and extraordinary expenses) at 0.95% of the US 500 Volatility Weighted Fund's average daily net assets, 1.00% of the US Small Cap 500 Volatility Weighted Fund, 1.15% of the International 500 Volatility Weighted Fund, the REC Enhanced Volatility Weighted Fund, and Commodity Strategies Volatility Weighted Fund, at 1.20% of the Emerging Market 500 Volatility Weighted Fund, at 1.35% of the US 500 Enhanced Volatility Weighted Fund, Commodity Long/Short Strategies Fund, and the Long/Short Strategies Fund, at 1.40% of the International 500 Enhanced Volatility Weighted Fund, at 0.90% of the Long/Short Fixed Income Fund, at 0.60% of the Enhanced Fixed Income Fund and at 0.45% of the Ultra Short-Term Fixed Income Fund’s average daily net assets through October 31, 2013.  Each waiver or reimbursement by the Manager is subject to repayment by the Funds within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Funds are able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

For the period ended December 31, 2012, the Manager waived management fees and recouped expenses as follows:

Fund	Management Fees Waived	Expenses Recouped
U.S. 500 Volatility Weighted Fund	$7,922	$-
U.S. Small Cap 500 Volatility Weighted Fund	4,916	-
International 500 Volatility Weighted Fund	8,003	-
Emerging Market 500 Volatility Weighted Fund	5,500	-
U.S. 500 Enhanced Volatility Weighted Fund	10,099	-
International 500 Enhanced Volatility Weighted Fund	9,279	-
REC Enhanced Volatility Weighted Fund	6,603	-
Commodity Strategies Volatility Weighted Fund	6,607	-
Commodity Long/Short Strategies Fund	6,606	-
Long/Short Strategies Fund	7,507	-
Long/Short Fixed Income Fund	18,586	-
Enhanced Fixed Income Fund	9,589	-
Ultra Short-Term Fixed Income Fund	5,448	-

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2012

As of December 31, 2012, the Manager may recapture a portion of the waived and/or reimbursed amounts no later than the dates as stated below:

Fund	June 30, 2016
U.S. 500 Volatility Weighted Fund	7,922
U.S. Small Cap 500 Volatility Weighted Fund	4,916
International 500 Volatility Weighted Fund	8,003
Emerging Market 500 Volatility Weighted Fund	5,500
U.S. 500 Enhanced Volatility Weighted Fund	10,099
International 500 Enhanced Volatility Weighted Fund	9,279
REC Enhanced Volatility Weighted Fund	6,603
Commodity Strategies Volatility Weighted Fund	6,607
Commodity Long/Short Strategies Fund	6,606
Long/Short Strategies Fund	7,507
Long/Short Fixed Income Fund	18,586
Enhanced Fixed Income Fund	9,589
Ultra Short-Term Fixed Income Fund	5,448

The Funds have entered into an Investment Company Services Agreement (the "Services Agreement") with Gemini Fund Services, LLC (“GFS”).  Pursuant to the Services Agreement, GFS provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.  Fees are billed monthly as follows:

25 basis points (0.25%) on the first $200 million of net assets

15 basis points (0.15%) on the next $200 millions of net assets;

8 basis points (0.08%) on the next $600 million of net assets; and

6 basis points (0.06%) on the net assets greater than $1 billion

Certain officers of the Funds are officers and/or employees of GFS.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets for Class A shares and 1.00% of its average daily net assets for Class C shares is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.

For the period ended December 31, 2012, the Funds incurred 12b-1 fees attributable to Class A, C and T shares as follows:

Fund	Class A	Class C	Class T
U.S. 500 Volatility Weighted Fund	1,793	1	1
U.S. Small Cap 500 Volatility Weighted Fund	568	1	1
International 500 Volatility Weighted Fund	1,685	-	-
Emerging Market 500 Volatility Weighted Fund	534	1	-
U.S. 500 Enhanced Volatility Weighted Fund	2,575	1	-
International 500 Enhanced Volatility Weighted Fund	2,089	1	1
REC Enhanced Volatility Weighted Fund	634	-	-
Commodity Strategies Volatility Weighted Fund	656	1	-
Commodity Long/Short Strategies Fund	652	1	-
Long/Short Strategies Fund	1,118	-	-
Long/Short Fixed Income Fund	2,628	1	1
Enhanced Fixed Income Fund	7,911	1	1
Ultra Short-Term Fixed Income Fund	633	-	-

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2012

(5)

UNDERLYING FUND RISK

The Funds invest primarily in other investment companies (“Underlying Funds”).  Each Underlying Fund, including each Exchange-Traded Fund ("ETF"), is subject to specific risks, depending on the nature of the Underlying Fund.  These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities.  Investors in the Funds will indirectly bear fees and expenses charged by the Underlying Funds in which the Funds invest in addition to the Funds’ direct fees and expenses.

(6)

BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of December 31, 2012, the shareholders listed below held more than 25% of the Funds and may be deemed to control those Funds.

Shareholder

Fund

Percent

Charles Schwab & Co., Inc. FBO

U.S. 500 Volatility Weighted Fund

98.85%

Charles Schwab & Co., Inc. FBO

U.S. Small Cap 500 Volatility Weighted Fund

98.70%

Charles Schwab & Co., Inc. FBO

International 500 Volatility Weighted Fund

98.90%

Charles Schwab & Co., Inc. FBO

Emerging Market 500 Volatility Weighted Fund

98.67%

Charles Schwab & Co., Inc. FBO

U.S. 500 Enhanced Volatility Weighted Fund

98.87%

Charles Schwab & Co., Inc. FBO

International 500 Enhanced Volatility Weighted Fund

98.90%

Charles Schwab & Co., Inc. FBO

REC Enhanced Volatility Weighted Fund

98.80%

Charles Schwab & Co., Inc. FBO

Commodity Strategies Volatility Weighted Fund

98.81%

Charles Schwab & Co., Inc. FBO

Commodity Long/Short Strategies Fund

98.80%

Charles Schwab & Co., Inc. FBO

Long/Short Strategies Fund

98.85%

Charles Schwab & Co., Inc. FBO

Long/Short Fixed Income Fund

98.29%

Charles Schwab & Co., Inc. FBO

Enhanced Fixed Income Fund

98.32%

Charles Schwab & Co., Inc. FBO

Ultra Short-Term Fixed Income

50.58%

(7)

RECENT ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

(8)

UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in the Fidelity Government Institutional Money Market Fund.  The Fund may redeem its investment from the Fidelity Government Institutional Money Market Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Fidelity Government Institutional Money Market Fund.  The Fidelity Government Institutional Money Market Fund invests at least 80% of its assets in US Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements relating to direct Treasury obligations.  The financial statements of the Fidelity Government Institutional Money Market Fund, including the portfolio of investments, can be found at Fidelity’s website www.fidelity.com or the Security and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of December 31, 2012 the percentage of the Fund’s net assets invested in the Fidelity Government Institutional Money Market Fund was 25.3% and 49.6% by the Long/Short Fixed Income Fund and International 500 Enhanced Volatility Fund, respectively.

(9)

SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

COMPASS EMP FUNDS

EXPENSE EXAMPLES

December 31, 2012 (Unaudited)

Example

As a shareholder of a Fund you will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses.  The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds.  This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period.  The “Actual Ending Account Value” shown is derived from the Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table on the next page are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

COMPASS EMP FUNDS

EXPENSE EXAMPLES (Continued)

December 31, 2012 (Unaudited)

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 11/19/12	Ending Account Value 12/31/12	Expenses Paid During Period(a)	Ending Account Value 7/1/12	Expenses Paid During Period(b)

Compass EMP US 500 Vol. Weighted – Cl. A	1.20%	$1,000.00	$1,030.90	$1.40	$1,000.00	$6.09
Compass EMP US 500 Vol. Weighted – Cl. C	1.95%	$1,000.00	$1,030.00	$2.27	$1,000.00	$9.88
Compass EMP US 500 Vol. Weighted – Cl. I	0.95%	$1,000.00	$1,031.10	$1.11	$1,000.00	$4.82
Compass EMP US 500 Vol. Weighted – Cl. T	1.45%	$1,000.00	$1,031.00	$1.69	$1,000.00	$7.35
Compass EMP US Small Cap 500 Vol. Weighted – Cl. A	1.25%	$1,000.00	$1,056.10	$1.47	$1,000.00	$6.34
Compass EMP US Small Cap 500 Vol. Weighted – Cl. C	2.00%	$1,000.00	$1,054.00	$2.36	$1,000.00	$10.13
Compass EMP US Small Cap 500 Vol. Weighted – Cl. I	5.61%	$1,000.00	$1,056.10	$1.18	$1,000.00	$5.08
Compass EMP US Small Cap 500 Vol. Weighted – Cl. T	1.77%	$1,000.00	$1,055.00	$1.77	$1,000.00	$7.61
Compass EMP Intl. 500 Vol. Weighted – Cl. A	1.40%	$1,000.00	$1,052.10	$1.65	$1,000.00	$7.10
Compass EMP Intl. 500 Vol. Weighted – Cl. C	2.15%	$1,000.00	$1,052.00	$2.53	$1,000.00	$10.89
Compass EMP Intl. 500 Vol. Weighted – Cl. I	1.15%	$1,000.00	$1,052.30	$1.35	$1,000.00	$5.84
Compass EMP Intl. 500 Vol. Weighted – Cl. T	1.65%	$1,000.00	$1,052.00	$1.94	$1,000.00	$8.36
Compass EMP Emerging Market 500 Vol. Weighted – Cl. A	1.45%	$1,000.00	$1,047.40	$1.70	$1,000.00	$7.35
Compass EMP Emerging Market 500 Vol. Weighted – Cl. C	2.20%	$1,000.00	$1,046.00	$2.58	$1,000.00	$11.14
Compass EMP Emerging Market 500 Vol. Weighted – Cl. I	1.20%	$1,000.00	$1,047.60	$1.41	$1,000.00	$6.09
Compass EMP Emerging Market 500 Vol. Weighted – Cl. T	1.70%	$1,000.00	$1,047.00	$2.00	$1,000.00	$8.62
Compass EMP US 500 Enhanced Vol. Weighted – Cl. A	1.60%	$1,000.00	$1,030.50	$1.86	$1,000.00	$8.11
Compass EMP US 500 Enhanced Vol. Weighted – Cl. C	2.35%	$1,000.00	$1,030.00	$2.74	$1,000.00	$11.89
Compass EMP US 500 Enhanced Vol. Weighted – Cl. I	1.35%	$1,000.00	$1,030.80	$1.57	$1,000.00	$6.85
Compass EMP US 500 Enhanced Vol. Weighted – Cl. T	1.85%	$1,000.00	$1,031.00	$2.16	$1,000.00	$9.37
Compass EMP Intl. 500 Enhanced Vol. Weighted – Cl. A	1.65%	$1,000.00	$1,025.00	$1.92	$1,000.00	$8.36
Compass EMP Intl. 500 Enhanced Vol. Weighted – Cl. C	2.40%	$1,000.00	$1,024.00	$2.79	$1,000.00	$12.14
Compass EMP Intl. 500 Enhanced Vol. Weighted – Cl. I	2.50%	$1,000.00	$1,025.00	$1.63	$1,000.00	$7.10
Compass EMP Intl. 500 Enhanced Vol. Weighted – Cl. T	1.90%	$1,000.00	$1,025.00	$2.21	$1,000.00	$9.63
Compass EMP REC Enhanced Vol. Weighted – Cl. A	1.40%	$1,000.00	$1,041.50	$1.64	$1,000.00	$7.10
Compass EMP REC Enhanced Vol. Weighted – Cl. C	2.15%	$1,000.00	$1,040.00	$2.52	$1,000.00	$10.89
Compass EMP REC Enhanced Vol. Weighted – Cl. I	1.15%	$1,000.00	$1,041.70	$1.35	$1,000.00	$5.84
Compass EMP REC Enhanced Vol. Weighted – Cl. T	1.65%	$1,000.00	$1,041.00	$1.93	$1,000.00	$8.36
Compass EMP Commodity Strategies Vol. Weighted – Cl. A	1.40%	$1,000.00	$ 987.00	$1.60	$1,000.00	$7.10
Compass EMP Commodity Strategies Vol. Weighted – Cl. C	2.15%	$1,000.00	$ 986.00	$2.45	$1,000.00	$10.89
Compass EMP Commodity Strategies Vol. Weighted – Cl. I	1.15%	$1,000.00	$ 987.00	$1.31	$1,000.00	$5.84
Compass EMP Commodity Strategies Vol. Weighted – Cl. T	1.65%	$1,000.00	$ 986.00	$1.88	$1,000.00	$8.36
Compass EMP Commodity Long/Short Strategies – Cl. A	1.60%	$1,000.00	$ 969.00	$1.81	$1,000.00	$8.11
Compass EMP Commodity Long/Short Strategies – Cl. C	2.35%	$1,000.00	$ 968.00	$2.65	$1,000.00	$11.89
Compass EMP Commodity Long/Short Strategies – Cl. I	1.35%	$1,000.00	$ 969.00	$1.53	$1,000.00	$6.85
Compass EMP Commodity Long/Short Strategies – Cl. T	1.85%	$1,000.00	$ 969.00	$2.09	$1,000.00	$9.37
Compass EMP Long/Short Strategies – Cl. A	1.60%	$1,000.00	$1,006.00	$1.84	$1,000.00	$8.11
Compass EMP Long/Short Strategies – Cl. C	2.35%	$1,000.00	$1,005.00	$2.70	$1,000.00	$11.89
Compass EMP Long/Short Strategies – Cl. I	1.35%	$1,000.00	$1,007.00	$1.55	$1,000.00	$6.85
Compass EMP Long/Short Strategies – Cl. T	1.85%	$1,000.00	$1,006.00	$2.13	$1,000.00	$9.37
Compass EMP Long/Short Fixed Income – Cl. A	1.15%	$1,000.00	$ 996.00	$1.32	$1,000.00	$5.84
Compass EMP Long/Short Fixed Income – Cl. C	1.90%	$1,000.00	$ 995.00	$2.17	$1,000.00	$9.63
Compass EMP Long/Short Fixed Income – Cl. I	0.90%	$1,000.00	$ 996.00	$1.03	$1,000.00	$4.57
Compass EMP Long/Short Fixed Income – Cl. T	1.40%	$1,000.00	$ 996.00	$1.60	$1,000.00	$7.10
Compass EMP Enhanced Fixed Income – Cl. A	0.85%	$1,000.00	$ 996.00	$0.97	$1,000.00	$4.32
Compass EMP Enhanced Fixed Income – Cl. C	1.60%	$1,000.00	$ 995.00	$1.83	$1,000.00	$8.11
Compass EMP Enhanced Fixed Income – Cl. I	0.60%	$1,000.00	$ 996.00	$0.69	$1,000.00	$3.05
Compass EMP Enhanced Fixed Income – Cl. T	1.10%	$1,000.00	$ 996.00	$1.26	$1,000.00	$5.58
Compass Ultra Short-Term Fixed Income – Cl. A	0.70%	$1,000.00	$1,000.00	$0.80	$1,000.00	$3.56
Compass Ultra Short-Term Fixed Income – Cl. I	0.45%	$1,000.00	$1,000.00	$0.52	$1,000.00	$2.29

(a) Actual Expenses Paid during Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 42 days and divided by 365.
(b) The hypothetical expenses paid during the period reflect projected activity for the full six month period for the purposes of comparability. This projection assumes that annualized expenses ratios were in effect during the period July 1, 2012 to December 31, 2012.

COMPASS EMP FUNDS

SUPPLEMENTAL INFORMATION (Unaudited)

December 31, 2012

Approval of Advisory Agreement – Compass EMP U.S. 500 Volatility Weighted Fund, Compass EMP U.S. Small Cap 500 Volatility Weighted Fund, Compass EMP International 500 Volatility Weighted Fund, Compass EMP Emerging Market 500 Volatility Weighted Fund, Compass EMP U.S. 500 Enhanced Volatility Weighted Fund, Compass EMP International 500 Enhanced Volatility Weighted Fund, Compass EMP REC Enhanced Volatility Weighted Fund, Compass EMP Commodity Strategies Volatility Weighted Fund, Compass EMP Commodity Long/Short Strategies Fund, Compass EMP Long/Short Strategies Fund, Compass EMP Long/Short Fixed Income Fund, Compass EMP Enhanced Fixed Income Fund, Compass EMP Ultra Short-Term Fixed Income Fund, Compass EMP U.S. Long/Short Fund, Compass EMP Managed Futures Strategy Fund, Compass EMP U.S. Long/Short Fixed Income Fund and Compass EMP U.S. Enhanced Fixed Income Fund.

In connection with a meeting held on July 12, 2012, (the “Meeting”), the Board of Trustees (the “Board”) of the Compass EMP Funds Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Agreement”) between Compass Efficient Model Portfolios (“CEMP” or the “Adviser”) and the Trust, on behalf of the Compass EMP U.S. 500 Volatility Weighted Fund, Compass EMP U.S. Small Cap 500 Volatility Weighted Fund, Compass EMP International 500 Volatility Weighted Fund, Compass EMP Emerging Market 500 Volatility Weighted Fund, Compass EMP U.S. 500 Enhanced Volatility Weighted Fund, Compass EMP International 500 Enhanced Volatility Weighted Fund, Compass EMP REC Enhanced Volatility Weighted Fund, Compass EMP Commodity Strategies Volatility Weighted Fund, Compass EMP Commodity Long/Short Strategies Fund, Compass EMP Long/Short Strategies Fund, Compass EMP Long/Short Fixed Income Fund, Compass EMP Enhanced Fixed Income Fund, Compass EMP Ultra Short-Term Fixed Income Fund, Compass EMP U.S. Long/Short Fund, Compass EMP Managed Futures Strategy Fund, Compass EMP U.S. Long/Short Fixed Income Fund and Compass EMP U.S. Enhanced Fixed Income Fund (each a “Fund” and collectively  the “Funds”).  In considering the Agreement, the Adviser had provided the Board with written materials regarding: (a) investment management personnel; (b) operations and financial condition; (c) brokerage practices (including any soft dollar arrangements); (d) the level of the advisory fees charged compared with the fees charged to comparable mutual funds or accounts; (e) the Funds’ overall fees and operating expenses compared with similar mutual funds; (f) the level of profitability from its fund-related operations; (g) compliance systems; (h) policies and procedures for personal securities transactions; and (i) the Funds’ performance compared with key indices.

In its consideration of the approval of the Agreement for the Funds, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Agreement included the following:

Nature, Extent and Quality of Services.    The Board then reviewed materials provided by CEMP related to the proposed Management Agreement between the Trust and CEMP, including CEMP’s ADV, a description of the manner in which investment decisions are made and executed, a review of the professional personnel performing services for the for the Fund, including the team of individuals that primarily monitor and execute the investment process.

The Board considered the history of the Adviser and its personnel.  The Board noted that the Adviser is proposing seventeen funds as series of the Trust:  Compass EMP U.S. 500 Volatility Weighted Fund, Compass EMP U.S. Small Cap 500 Volatility Weighted Fund, Compass EMP International 500 Volatility Weighted Fund, Compass EMP Emerging Market 500 Volatility Weighted Fund, Compass EMP U.S. 500 Enhanced Volatility Weighted Fund, Compass EMP International 500 Enhanced Volatility Weighted Fund, Compass EMP REC Enhanced Volatility Weighted Fund, Compass EMP Commodity Strategies Volatility Weighted Fund, Compass EMP Commodity Long/Short Strategies Fund, Compass EMP Long/Short Strategies Fund, Compass EMP Long/Short Fixed Income Fund, Compass EMP Enhanced Fixed Income Fund, Compass EMP Ultra Short-Term Fixed Income Fund, Compass EMP U.S. Long/Short Fund, Compass EMP Managed Futures Strategy Fund, Compass EMP U.S. Long/Short Fixed Income Fund and Compass EMP U.S. Enhanced Fixed Income Fund.  Mr. Hammers then described the investment philosophy of each Fund and how all Funds combined would benefit a shareholder’s portfolio to provide a comprehensive and diversified solution for any investor across all levels of risk tolerance.  The Board noted that each Fund will have a management team to be comprised of a team leader, trader and advisory team members, and that each investment management team will bring any investment strategy changes to the CEMP Investment Committee for consent and approval.  The Board considered the trading, analysis and research services that CEMP will provide for the Funds.  They noted  that distribution services will be provided by both internal employees and external independent contractors serving as regional wholesalers working directly with financial advisors across the country. The Board noted that CEMP currently manages the MSFT Funds and that since their launch in 2009, the MSFT Funds have grown to include assets in excess of $420 million as of June 2012.

The Board considered CEMP’s management committees and Investment Committee structure and CEMP’s experience with alternative asset classes. The Board then reviewed the description provided by CEMP of its practices for monitoring compliance with the Funds’ respective investment limitations, noting CEMP’s CCO periodically reviews the portfolio managers’ performance of their duties to ensure compliance under the Adviser’s compliance program.  The Board then reviewed the capitalization of CEMP based on financial information provided by CEMP and discussions with CEMP and concluded that CEMP was sufficiently well-capitalized, or had the ability to secure additional contributions in order to meet its obligations to the Funds.  The Board concluded that CEMP had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Management Agreement and that the nature, overall quality and extent of the management services to be provided by the Adviser to the Funds were satisfactory and reliable.

Performance.   In assessing the portfolio management services provided by the Adviser, the Board, including the Independent Trustees, considered the past performance of the three mutual funds currently managed by CEMP that are series of another trust: Compass EMP Multi-Asset Balanced Fund, the Compass EMP Multi-Asset Growth Fund and the Compass EMP Alternative Strategies Fund, as well as other factors relating to the Adviser’s track record, including the returns of the Compass EMP Index.   The Board concluded that the overall performance of the three Funds under the current management of the Adviser was satisfactory and that, the Adviser was expected to obtain an acceptable level of investment return to shareholders of the Funds.

Fees and Expenses.    As to the costs of the services to be provided and profits to be realized by the Adviser, the Board reviewed each Fund’s proposed advisory fee and overall expense structure as compared to its own separate and distinct peer groups comprised of other mutual funds selected by the Adviser with similar investment objectives, strategies and size.  The Board noted that CEMP proposed to charge the following annual advisory fees based on the average net assets of the Fund:

Fund                Annual Advisory Fee

Compass EMP U.S. 500 Volatility Weighted Fund	0.85%
Compass EMP U.S. Small Cap 500 Volatility Weighted Fund	0.90%
Compass EMP International 500 Volatility Weighted Fund	1.00%
Compass EMP Emerging Market 500 Volatility Weighted Fund	1.05%
Compass EMP REC Enhanced Volatility Weighted Fund	1.05%
Compass EMP U.S. 500 Enhanced Volatility Weighted Fund	1.25%
Compass EMP U.S. Long/Short Fund	1.25%
Compass EMP Long/Short Strategies Fund	1.25%
Compass EMP International 500 Enhanced Volatility Weighted Fund	1.25%
Compass EMP Commodity Long/Short Strategies Fund	1.25%
Compass EMP Commodity Strategies Volatility Weighted Fund	1.05%
Compass EMP Managed Futures Strategy Fund	1.25%
Compass EMP U.S. Long/Short Fixed Income Fund	0.75%
Compass EMP Long/Short Fixed Income Fund	0.75%
Compass EMP U.S. Enhanced Fixed Income Fund	0.50%
Compass EMP Enhanced Fixed Income Fund	0.50%
Compass EMP Ultra Short-Term Fixed Income Fund	0.40%

The Trustees further noted that CEMP has agreed to enter into an expense limitation agreement with the Trust to limit the expense ratio for the each Fund until October 31, 2013 as follows:

Fund            Expense Limitation

Compass EMP U.S. 500 Volatility Weighted Fund	0.95%
Compass EMP U.S. Small Cap 500 Volatility Weighted Fund	1.00%
Compass EMP International 500 Volatility Weighted Fund	1.15%
Compass EMP Emerging Market 500 Volatility Weighted Fund	1.20%
Compass EMP REC Enhanced Volatility Weighted Fund	1.15%
Compass EMP U.S. 500 Enhanced Volatility Weighted Fund	1.35%
Compass EMP U.S. Long/Short Fund	1.35%
Compass EMP Long/Short Strategies Fund	1.35%
Compass EMP International 500 Enhanced Volatility Weighted Fund	1.40%
Compass EMP Commodity Long/Short Strategies Fund	1.35%
Compass EMP Commodity Strategies Volatility Weighted Fund	1.15%
Compass EMP Managed Futures Strategy Fund	1.35%
Compass EMP U.S. Long/Short Fixed Income Fund	0.90%
Compass EMP Long/Short Fixed Income Fund	0.90%
Compass EMP U.S. Enhanced Fixed Income Fund	0.60%
Compass EMP Enhanced Fixed Income Fund	0.6%
Compass EMP Ultra Short-Term Fixed Income Fund	0.45%

Mr. Hammers then discussed each Fund’s peer group that was provided by CEMP, explaining to the Board why certain Funds were priced on the higher end of its respective peer group, and others were priced well below the average of its peers.  The Board concluded that based on the Adviser’s experience, expertise, and services to be provided to each Fund, as well as the peer group information provided, and in light of the expense limitation agreements in place, the fees to be charged by the Adviser were reasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to CEMP with respect to each Fund, as well as the Funds in aggregate, based on break even and profitability reports and analyses reviewed by the Board, and the selected financial information provided by the Adviser.  With respect to the Adviser, the Trustees concluded that based on the services to be provided, and the projected growth of each Fund, the fees were reasonable and that anticipated profits from the Adviser’s relationship with each Fund would not be excessive.

Economies of Scale. As to the extent that each Fund will realize economies of scale as it grows, and whether the fee levels reflect such economies of scale for the benefit of investors, the Trustees discussed the anticipated size of each Fund and the Adviser’s expectations for long term growth of each Fund. After discussion, it was the consensus of the Board that, based on the anticipated size of the Trust for the initial two years it was not likely that the Adviser would realize any meaningful economies of scale in managing any Fund, and, therefore, the absence of breakpoints in the fee schedule was acceptable.

 Conclusion.  In the course of their deliberations, the Trustees did not identify any particular information or factor that was controlling.  Based on the Trustees' deliberations and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the Advisory Agreement and concluded that the advisory fee is reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

Rev. June 2012

FACTS	WHAT DOES COMPASS EMP FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Compass EMP Funds Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Compass EMP Funds Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-866-447-4228

What we do:
How does Compass EMP Funds Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Compass EMP Funds Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. • Compass EMP Funds Trust has no affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. • Compass EMP Funds Trust does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Compass EMP Funds Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended December 31 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-944-4367 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-944-4367.

INVESTMENT ADVISOR

Compass Efficient Model Portfolios, LLC

213 Overlook Circle

Suite A-1

Brentwood, TN 37027

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

Item 2. Code of Ethics.     Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.   Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services  Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) or in other factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)   Not applicable.

(b)   Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Compass EMP Trust

By (Signature and Title)

/s/ Stephen M. Hammers

Stephen M. Hammers, President

Date

3/8/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Stephen M. Hammers

Stephen M. Hammers, President

Date

3/8/13

By (Signature and Title)

/s/Robert W. Walker

Robert W. Walker, Treasurer

Date

3/8/13